UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH 43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2017 (unaudited)

Muirfield Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 73.4%

Consumer Discretionary - 7.9%
Amazon.com, Inc. (3)	5,170	4,583,412
Bed Bath & Beyond, Inc.	14,083	555,715
Best Buy Co., Inc.	27,409	1,347,152
Bloomin' Brands, Inc.	2,235	44,097
Brinker International, Inc.	1,808	79,480
Brunswick Corp./DE	4,144	253,613
CBS Corp.	1,012	70,192
Comcast Corp.	91,376	3,434,824
Discovery Communications, Inc. (3)	3,911	110,720
Extended Stay America, Inc.	6,041	96,294
Foot Locker, Inc.	1,779	133,087
Ford Motor Co.	65,214	759,091
GameStop Corp.	4,424	99,761
Gap, Inc./The	3,581	86,982
General Motors Co.	70,971	2,509,535
H&R Block, Inc.	4,978	115,739
Hilton Grand Vacations, Inc. (3)	4,308	123,467
Home Depot, Inc./The	20,193	2,964,938
HSN, Inc.	1,332	49,417
International Game Technology PLC	8,172	193,676
John Wiley & Sons, Inc.	27	1,453
Kate Spade & Co. (3)	2,047	47,552
Kohl's Corp.	7,040	280,262
Lear Corp.	801	113,406
Macy's, Inc.	2,474	73,329
Michael Kors Holdings, Ltd. (3)	18,222	694,440
Michaels Cos., Inc./The (3)	6,341	141,975
Mohawk Industries, Inc. (3)	561	128,744
NVR, Inc. (3)	24	50,565
Priceline Group, Inc./The (3)	1,289	2,294,381
PulteGroup, Inc.	13,104	308,599
PVH Corp.	2,991	309,479
Ralph Lauren Corp.	767	62,603
Ross Stores, Inc.	4,687	308,733
Scripps Networks Interactive, Inc.	4,689	367,477
Staples, Inc.	42,767	375,067
Target Corp.	16,808	927,634
TEGNA, Inc.	8,160	209,059
Thor Industries, Inc.	2,183	209,852
Time Warner, Inc.	32,690	3,194,140
Tupperware Brands Corp.	3,560	223,283
Viacom, Inc.	1,713	79,860
Walt Disney Co./The	14,430	1,636,218
Whirlpool Corp.	4,393	752,653
Wyndham Worldwide Corp.	11,622	979,618
Yum China Holdings, Inc. (3)	9,503	258,482

		31,640,056

Consumer Staples - 4.4%
Altria Group, Inc.	55,973	3,997,592
Bunge, Ltd.	9,067	718,650
Dean Foods Co.	4,194	82,454
Flowers Foods, Inc.	9,401	182,473
Hershey Co./The	14,637	1,599,092
Kroger Co./The	87,490	2,580,080
Lamb Weston Holdings, Inc.	1,248	52,491
Nu Skin Enterprises, Inc.	2,768	153,735
PepsiCo, Inc.	38,133	4,265,557
US Foods Holding Corp. (3)	10,057	281,395
Wal-Mart Stores, Inc.	50,421	3,634,346

		17,547,865

Energy - 4.4%
Anadarko Petroleum Corp.	23,924	1,483,288
Chevron Corp.	5,810	623,820
ConocoPhillips	37,452	1,867,731
Devon Energy Corp.	39,722	1,657,202
Ensco PLC	6,796	60,824
EOG Resources, Inc.	4,984	486,189
Exxon Mobil Corp.	48,251	3,957,065
Halliburton Co.	12,221	601,395
Marathon Petroleum Corp.	33,516	1,693,899
Nabors Industries, Ltd.	7,966	104,116
ONEOK, Inc.	115	6,376
PBF Energy, Inc.	1,681	37,268
Rowan Cos. Plc (3)	6,371	99,260
Schlumberger, Ltd.	23,853	1,862,919
Targa Resources Corp.	5,240	313,876
Tesoro Corp.	3,807	308,595
Valero Energy Corp.	29,767	1,973,254
Whiting Petroleum Corp. (3)	4,120	38,975
Williams Cos., Inc./The	10,503	310,784

		17,486,836

Financials - 12.1%
Aflac, Inc.	10,055	728,183
Allstate Corp./The	31,662	2,580,136
Ally Financial, Inc.	23,043	468,464
Ameriprise Financial, Inc.	1,146	148,613
Assurant, Inc.	814	77,875
Assured Guaranty, Ltd.	5,418	201,062
Bank of America Corp.	185,260	4,370,283
Capital One Financial Corp.	10,607	919,203
Chimera Investment Corp.	11,009	222,162
Citigroup, Inc.	52,505	3,140,849
Citizens Financial Group, Inc.	20,180	697,219
CNA Financial Corp.	3,523	155,611
Discover Financial Services	28,606	1,956,364
Donnelley Financial Solutions, Inc. (3)	240	4,630
E*TRADE Financial Corp. (3)	1,909	66,605
East West Bancorp, Inc.	4,700	242,567
Everest Re Group, Ltd.	1,964	459,203
Fifth Third Bancorp	84,212	2,138,985
Goldman Sachs Group, Inc./The	2,500	574,300
JPMorgan Chase & Co.	67,743	5,950,545
Lincoln National Corp.	12,616	825,717
LPL Financial Holdings, Inc.	3,515	140,002
MGIC Investment Corp. (3)	1,275	12,916
Morgan Stanley	65,941	2,824,912
Navient Corp.	14,739	217,548
PNC Financial Services Group, Inc./The	1,011	121,563
Principal Financial Group, Inc.	19,401	1,224,397
Progressive Corp./The	60,662	2,376,737
Prudential Financial, Inc.	26,281	2,803,657
Raymond James Financial, Inc.	4,257	324,639
Regions Financial Corp.	71,791	1,043,123
Reinsurance Group of America, Inc.	13,289	1,687,437
S&P Global, Inc.	13,434	1,756,361
SLM Corp. (3)	8,495	102,790
Synchrony Financial	70,886	2,431,390
TCF Financial Corp.	14,716	250,466
Unum Group	14,818	694,816
US Bancorp	61,829	3,184,194
Wells Fargo & Co.	25,508	1,419,775

		48,545,299

Healthcare - 10.5%
Abbott Laboratories	33,036	1,467,129
AbbVie, Inc.	47,017	3,063,628
Agilent Technologies, Inc.	15,794	835,029
AmerisourceBergen Corp.	1,553	137,441
Amgen, Inc.	12,848	2,107,971
Anthem, Inc.	7,822	1,293,602
AquaBounty Technologies, Inc. (3)	779	8,631
Baxter International, Inc.	48,671	2,524,078
Becton Dickinson and Co.	3,446	632,134
Biogen, Inc. (3)	5,941	1,624,388
Bioverativ, Inc. (3)	4,315	234,995
Celgene Corp. (3)	6,233	775,572
Centene Corp. (3)	1,756	125,133
Cerner Corp. (3)	14,883	875,865
Cigna Corp.	443	64,895
CR Bard, Inc.	1,591	395,427
Express Scripts Holding Co. (3)	12,641	833,168
Gilead Sciences, Inc.	34,196	2,322,592
HCA Holdings, Inc. (3)	28,007	2,492,343
Hill-Rom Holdings, Inc.	6,819	481,421
IDEXX Laboratories, Inc. (3)	6,439	995,534
Incyte Corp. (3)	2,179	291,267
Johnson & Johnson	40,357	5,026,464
Merck & Co., Inc.	40,084	2,546,937
Mettler-Toledo International, Inc. (3)	1,065	510,039
Pfizer, Inc.	59,081	2,021,161
Premier, Inc. (3)	9,689	308,401
QIAGEN NV	1	29
Quest Diagnostics, Inc.	9,694	951,854
Quintiles IMS Holdings, Inc. (3)	1,423	114,594
Stryker Corp.	10,285	1,354,020
Thermo Fisher Scientific, Inc.	782	120,115
United Therapeutics Corp. (3)	3,656	494,949
UnitedHealth Group, Inc.	24,223	3,972,814
VCA, Inc. (3)	1,005	91,958
VWR Corp. (3)	5,183	146,161
WellCare Health Plans, Inc. (3)	3,653	512,187
Zoetis, Inc.	2,005	107,007

		41,860,933

Industrials - 6.7%
3M Co.	1,797	343,820
Allison Transmission Holdings, Inc.	10,887	392,585
Avis Budget Group, Inc. (3)	958	28,338
Boeing Co./The	20,068	3,549,226
Crane Co.	2,522	188,721
CSX Corp.	58,421	2,719,498
Cummins, Inc.	16,558	2,503,570
Delta Air Lines, Inc.	42,019	1,931,193
General Dynamics Corp.	2,706	506,563
Honeywell International, Inc.	26,278	3,281,334
Huntington Ingalls Industries, Inc.	2,798	560,272
Illinois Tool Works, Inc.	2,102	278,452
Ingersoll-Rand PLC	30,594	2,487,904
Landstar System, Inc.	4,019	344,227
Lincoln Electric Holdings, Inc.	249	21,628
LSC Communications, Inc.	1,202	30,242
ManpowerGroup, Inc.	7,812	801,277
Oshkosh Corp.	2,623	179,912
Owens Corning	7,485	459,354
Parker-Hannifin Corp.	3,059	490,419
Pitney Bowes, Inc.	1,161	15,221
Regal Beloit Corp.	3,058	231,338
Robert Half International, Inc.	8,554	417,692
Ryder System, Inc.	2,766	208,667
Southwest Airlines Co.	15,275	821,184
Spirit AeroSystems Holdings, Inc.	7,695	445,694
Textron, Inc.	30,414	1,447,402
Timken Co./The	4,418	199,694
Toro Co./The	2,507	156,587
Trinity Industries, Inc.	7,075	187,841
Union Pacific Corp.	7,464	790,587
United Continental Holdings, Inc. (3)	6,140	433,730
United Rentals, Inc. (3)	2,485	310,749
WESCO International, Inc. (3)	1,478	102,795
West Corp.	4,673	114,115

		26,981,831

Information Technology - 19.0%
Accenture PLC	26,384	3,162,914
Activision Blizzard, Inc.	7,820	389,905
Alphabet, Inc. (3)	6,476	5,372,231
Amkor Technology, Inc. (3)	1,583	18,347
Analog Devices, Inc.	1,052	86,211
Apple, Inc.	76,500	10,989,987
Applied Materials, Inc.	54,009	2,100,950
Arrow Electronics, Inc. (3)	1,198	87,945
Booz Allen Hamilton Holding Corp.	4,988	176,525
CA, Inc.	54,305	1,722,555
Cadence Design Systems, Inc. (3)	30,676	963,226
CDK Global, Inc.	607	39,461
CDW Corp./DE	6,417	370,325
Cisco Systems, Inc.	129,106	4,363,783
CommScope Holding Co., Inc. (3)	9,444	393,909
Computer Sciences Corp.	6,453	445,322
Corning, Inc.	26,729	721,683
CSRA, Inc.	4,425	129,608
eBay, Inc. (3)	78,877	2,647,901
Electronic Arts, Inc. (3)	5,909	528,974
F5 Networks, Inc. (3)	2,870	409,176
Facebook, Inc. (3)	22,265	3,162,743
Hewlett Packard Enterprise Co.	93,425	2,214,173
HP, Inc.	115,964	2,073,436
IAC/InterActiveCorp (3)	7,427	547,518
Intel Corp.	113,656	4,099,572
International Business Machines Corp.	24,085	4,194,162
Intuit, Inc.	15,368	1,782,534
Jabil Circuit, Inc.	9,655	279,223
Juniper Networks, Inc.	21,035	585,404
Keysight Technologies, Inc. (3)	12,425	449,040
Leidos Holdings, Inc.	1,458	74,562
Mastercard, Inc.	5,800	652,326
Maxim Integrated Products, Inc.	4,129	185,640
Micron Technology, Inc. (3)	22,719	656,579
Microsoft Corp.	119,103	7,844,124
NCR Corp. (3)	6,843	312,588
Nuance Communications, Inc. (3)	6,490	112,342
NVIDIA Corp.	11,616	1,265,331
ON Semiconductor Corp. (3)	17,286	267,760
Oracle Corp.	70,979	3,166,373
QUALCOMM, Inc.	15,868	909,871
Sanmina Corp. (3)	1,505	61,103
Skyworks Solutions, Inc.	4,540	444,829
Symantec Corp.	6,966	213,717
Synopsys, Inc. (3)	21,064	1,519,346
Texas Instruments, Inc.	40,240	3,241,734
Versum Materials, Inc.	7,721	236,263
VMware, Inc. (3)(4)	1,699	156,546
Xerox Corp.	18,420	135,203

		75,964,980

Materials - 1.6%
Berry Global Group, Inc. (3)	5,576	270,826
Cabot Corp.	1,108	66,380
Celanese Corp.	12,229	1,098,776
Eagle Materials, Inc.	922	89,563
Eastman Chemical Co.	9,997	807,758
Huntsman Corp.	6,332	155,387
LyondellBasell Industries NV	28,420	2,591,620
Newmont Mining Corp.	1,996	65,788
Owens-Illinois, Inc. (3)	6,525	132,980
Packaging Corp. of America	5,214	477,707
Reliance Steel & Aluminum Co.	3,310	264,866
Steel Dynamics, Inc.	8,547	297,094
Tahoe Resources, Inc.	233	1,871
United States Steel Corp.	785	26,541

		6,347,157

Real Estate Investment Trust - 1.1%
CBL & Associates Properties, Inc.	7,467	71,235
Colony NorthStar, Inc.	21,783	281,219
CoreCivic, Inc.	4,025	126,466
Gaming and Leisure Properties, Inc.	30,483	1,018,742
Hospitality Properties Trust	18,718	590,179
Host Hotels & Resorts, Inc.	3,545	66,150
Lamar Advertising Co.	9,877	738,207
Liberty Property Trust	19,341	745,596
Outfront Media, Inc.	6,809	180,779
Park Hotels & Resorts, Inc.	18,330	470,531
Quality Care Properties, Inc. (3)	15	283

		4,289,387

Telecommunication Services - 2.8%
AT&T, Inc.	87,771	3,646,885
Level 3 Communications, Inc. (3)	7,915	452,896
Telephone & Data Systems, Inc.	11,404	302,320
T-Mobile US, Inc. (3)	37,124	2,397,839
United States Cellular Corp. (3)	602	22,473
Verizon Communications, Inc.	93,813	4,573,384

		11,395,797

Utilities - 2.9%
AES Corp./VA	35,616	398,187
CenterPoint Energy, Inc.	71,579	1,973,433
Edison International	31,113	2,476,906
Exelon Corp.	72,168	2,596,605
MDU Resources Group, Inc.	10,734	293,790
NRG Energy, Inc.	12,524	234,199
OGE Energy Corp.	30,256	1,058,355
PG&E Corp.	3,764	249,779
UGI Corp.	41,479	2,049,063
Vectren Corp.	2,187	128,180

		11,458,497

Total Common Stocks	(Cost $276,354,804)	293,518,638

Registered Investment Companies - 6.7%

iShares MSCI EAFE Index Fund (9)	194,418	12,110,297
iShares Russell 2000 Growth Index Fund (9)	91,035	14,716,718

Total Registered Investment Companies	(Cost $25,899,318)	26,827,015

Money Market Registered Investment Companies - 18.7%

Morgan Stanley Government Institutional Fund, 0.60% (5)	159,898	159,898
Meeder Institutional Prime Money Market Fund, 0.85% (6)	74,636,848	74,644,311

Total Money Market Registered Investment Companies	(Cost $74,804,601)	74,804,209

Bank Obligations - 0.2%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (7)	249,000		249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (7)	249,430		249,430
EverBank Money Market Account, 0.61%, 4/3/2017 (7)	249,375		249,375
Pacific Mercantile Bank Deposit Account, 0.60%, 4/3/2017 (7)	249,369		249,369

Total Bank Obligations	(Cost $997,174)		997,174

Total Investments - 99.0%	(Cost $378,055,897	)(2)	396,147,036

Other Assets less Liabilities - 1.0%			4,050,323

Total Net Assets - 100.0%			400,197,359

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	5,300	55,809
Meeder Balanced Fund	2,827	31,521
Meeder Dynamic Growth Fund	1,921	19,633
Meeder Muirfield Fund	2,589	18,460
Meeder Infrastructure Fund	827	18,136

Total Trustee Deferred Compensation	(Cost $127,020)	143,559

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2017, notional value $80,448,720	682	(200,708)

Total Futures Contracts	682	(200,708)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$395,149,862	$(200,708)
Level 2 - Other Significant Observable Inputs	997,174	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$396,147,036	$(200,708)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $380,958,629 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$18,452,816
Unrealized depreciation	(3,465,117)
Net unrealized appreciation (depreciation)	$14,987,699

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2017.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 83.6%

Consumer Discretionary - 7.7%
Amazon.com, Inc. (3)	2,301	2,039,929
Bed Bath & Beyond, Inc.	2,305	90,955
Best Buy Co., Inc.	10,059	494,400
Brinker International, Inc.	781	34,333
Burlington Stores, Inc. (3)	123	11,967
Comcast Corp.	32,359	1,216,375
Cooper-Standard Holdings, Inc. (3)	279	30,949
Foot Locker, Inc.	205	15,336
Ford Motor Co.	39,120	455,357
GameStop Corp.	956	21,558
Gap, Inc./The	2,864	69,567
General Motors Co.	27,493	972,152
H&R Block, Inc.	1,872	43,524
Hasbro, Inc.	394	39,329
Hilton Grand Vacations, Inc. (3)	1,120	32,099
Home Depot, Inc./The	5,046	740,904
International Game Technology PLC	3,071	72,783
John Wiley & Sons, Inc.	113	6,079
Kate Spade & Co. (3)	619	14,379
Kohl's Corp.	1,888	75,161
Michael Kors Holdings, Ltd. (3)	4,078	155,413
Michaels Cos., Inc./The (3)	2,085	46,683
PulteGroup, Inc.	3,789	89,231
PVH Corp.	647	66,945
Ross Stores, Inc.	2,124	139,908
Scripps Networks Interactive, Inc.	870	68,182
Staples, Inc.	10,044	88,086
Target Corp.	6,890	380,259
Thor Industries, Inc.	1,304	125,354
Time Warner, Inc.	9,478	926,095
Tupperware Brands Corp.	1,255	78,714
Viacom, Inc.	1,105	51,515
Walt Disney Co./The	753	85,383
Whirlpool Corp.	1,635	280,125
Wyndham Worldwide Corp.	4,737	399,282
Yum China Holdings, Inc. (3)	49	1,333

		9,459,644

Consumer Staples - 5.1%
Altria Group, Inc.	19,276	1,376,692
Bunge, Ltd.	3,970	314,662
Flowers Foods, Inc.	3,777	73,312
Hershey Co./The	6,176	674,728
Kroger Co./The	28,205	831,765
Nu Skin Enterprises, Inc.	79	4,388
PepsiCo, Inc.	13,318	1,489,751
US Foods Holding Corp. (3)	6,701	187,494
Wal-Mart Stores, Inc.	17,701	1,275,888

		6,228,680

Energy - 4.0%
Anadarko Petroleum Corp.	4,170	258,540
Chesapeake Energy Corp. (3)	5,331	31,666
Chevron Corp.	7,134	765,978
ConocoPhillips	7,544	376,219
Devon Energy Corp.	11,138	464,677
Ensco PLC	2,250	20,138
Exxon Mobil Corp.	16,648	1,365,302
Laredo Petroleum, Inc. (3)	303	4,424
Marathon Petroleum Corp.	11,048	558,366
Nabors Industries, Ltd.	1,920	25,094
ONEOK, Inc.	1,211	67,138
PBF Energy, Inc.	422	9,356
QEP Resources, Inc. (3)	1,081	13,740
Rowan Cos. Plc (3)	1,555	24,227
Schlumberger, Ltd.	221	17,260
Southwestern Energy Co. (3)	3,109	25,401
Targa Resources Corp.	510	30,549
Tesoro Corp.	300	24,318
Transocean, Ltd. (3)	145	1,805
Valero Energy Corp.	12,721	843,275
Whiting Petroleum Corp. (3)	432	4,087
Williams Cos., Inc./The	82	2,426

		4,933,986

Financials - 16.4%
Aflac, Inc.	4,540	328,787
Allstate Corp./The	11,023	898,264
Ally Financial, Inc.	9,318	189,435
Aspen Insurance Holdings, Ltd.	280	14,574
Assured Guaranty, Ltd.	3,394	125,951
Bank of America Corp.	77,808	1,835,491
BB&T Corp.	3,392	151,622
Berkshire Hathaway, Inc. (3)	4,535	755,894
Capital One Financial Corp.	3,964	343,520
Chimera Investment Corp.	3,926	79,227
Citigroup, Inc.	25,206	1,507,823
Citizens Financial Group, Inc.	8,533	294,815
CNA Financial Corp.	2,318	102,386
Discover Financial Services	8,621	589,590
Donnelley Financial Solutions, Inc. (3)	29	559
East West Bancorp, Inc.	1,199	61,880
Essent Group, Ltd. (3)	1,186	42,898
Everest Re Group, Ltd.	1,694	396,074
Fifth Third Bancorp	30,953	786,206
JPMorgan Chase & Co.	25,061	2,201,358
KeyCorp	43,137	766,976
Leucadia National Corp.	281	7,306
Lincoln National Corp.	2,691	176,126
LPL Financial Holdings, Inc.	540	21,508
MGIC Investment Corp. (3)	2,209	22,377
Morgan Stanley	23,389	1,001,985
Navient Corp.	6,600	97,416
PNC Financial Services Group, Inc./The	5,445	654,707
Popular, Inc.	940	38,286
Principal Financial Group, Inc.	6,497	410,026
Progressive Corp./The	21,539	843,898
Prudential Financial, Inc.	9,144	975,482
Raymond James Financial, Inc.	576	43,926
Regions Financial Corp.	26,236	381,209
Reinsurance Group of America, Inc.	3,802	482,778
S&P Global, Inc.	2,105	275,208
Santander Consumer USA Holdings, Inc. (3)	2,647	35,258
SLM Corp. (3)	2,213	26,777
SunTrust Banks, Inc.	2,607	144,167
Synchrony Financial	26,484	908,401
TCF Financial Corp.	11,574	196,989
Unum Group	597	27,993
US Bancorp	21,680	1,116,520
Voya Financial, Inc.	1,131	42,933
Wells Fargo & Co.	11,436	636,528

		20,041,134

Healthcare - 12.2%
Abbott Laboratories	4,374	194,249
AbbVie, Inc.	18,640	1,214,582
Agilent Technologies, Inc.	4,922	260,226
AmerisourceBergen Corp.	404	35,754
Amgen, Inc.	4,287	703,368
Anthem, Inc.	2,509	414,938
AquaBounty Technologies, Inc. (3)	444	4,920
Baxter International, Inc.	16,984	880,790
Becton Dickinson and Co.	1,821	334,044
Biogen, Inc. (3)	1,760	481,219
Bioverativ, Inc. (3)	790	43,023
Boston Scientific Corp. (3)	1,285	31,958
Cardinal Health, Inc.	653	53,252
Celgene Corp. (3)	3,231	402,033
Centene Corp. (3)	1,198	85,369
Charles River Laboratories International, Inc. (3)	1,016	91,389
Cigna Corp.	632	92,582
CR Bard, Inc.	1,439	357,649
Express Scripts Holding Co. (3)	4,262	280,908
Gilead Sciences, Inc.	13,928	945,990
HCA Holdings, Inc. (3)	9,914	882,247
Hill-Rom Holdings, Inc.	1,966	138,800
IDEXX Laboratories, Inc. (3)	2,763	427,187
Ionis Pharmaceuticals, Inc. (3)	127	5,105
Johnson & Johnson	13,907	1,732,117
Merck & Co., Inc.	15,409	979,088
Mettler-Toledo International, Inc. (3)	332	158,998
Pfizer, Inc.	15,064	515,339
Premier, Inc. (3)	1,807	57,517
QIAGEN NV	973	28,188
Quest Diagnostics, Inc.	2,772	272,183
Quintiles IMS Holdings, Inc. (3)	934	75,215
Stryker Corp.	4,047	532,788
United Therapeutics Corp. (3)	1,290	174,640
UnitedHealth Group, Inc.	8,887	1,457,557
VCA, Inc. (3)	350	32,025
VWR Corp. (3)	2,544	71,741
WellCare Health Plans, Inc. (3)	1,759	246,629
Zoetis, Inc.	3,918	209,104

		14,904,711

Industrials - 8.0%
Allison Transmission Holdings, Inc.	3,393	122,352
Avis Budget Group, Inc. (3)	700	20,706
Boeing Co./The	6,988	1,235,898
Brink's Co./The	449	23,999
Crane Co.	744	55,674
CSX Corp.	20,456	952,227
Cummins, Inc.	5,752	869,702
Delta Air Lines, Inc.	17,436	801,359
HD Supply Holdings, Inc. (3)	1,085	44,621
Honeywell International, Inc.	9,265	1,156,921
Huntington Ingalls Industries, Inc.	1,544	309,171
Ingersoll-Rand PLC	10,754	874,515
Landstar System, Inc.	1,506	128,989
LSC Communications, Inc.	385	9,687
ManpowerGroup, Inc.	2,594	266,067
Owens Corning	4,225	259,288
Pitney Bowes, Inc.	159	2,084
Quanta Services, Inc. (3)	1,269	47,093
Regal Beloit Corp.	570	43,121
Robert Half International, Inc.	2,327	113,627
RR Donnelley & Sons Co.	342	4,142
Ryder System, Inc.	1,131	85,323
Southwest Airlines Co.	12,923	694,740
Spirit AeroSystems Holdings, Inc.	3,571	206,832
Textron, Inc.	7,850	373,582
Timken Co./The	1,010	45,652
Toro Co./The	798	49,843
Trinity Industries, Inc.	3,280	87,084
Union Pacific Corp.	4,688	496,553
United Continental Holdings, Inc. (3)	3,095	218,631
United Rentals, Inc. (3)	804	100,540
WESCO International, Inc. (3)	406	28,237
West Corp.	2,791	68,156

		9,796,416

Information Technology - 21.9%
Accenture PLC	9,115	1,092,706
Activision Blizzard, Inc.	5,123	255,433
Alphabet, Inc. (3)	2,271	1,883,931
Amkor Technology, Inc. (3)	2,143	24,837
Apple, Inc.	26,463	3,801,675
Applied Materials, Inc.	6,389	248,532
Booz Allen Hamilton Holding Corp.	1,384	48,980
Brocade Communications Systems, Inc.	1,482	18,495
CA, Inc.	21,420	679,442
Cadence Design Systems, Inc. (3)	11,528	361,979
CDW Corp./DE	2,647	152,758
Cisco Systems, Inc.	42,273	1,428,827
CommScope Holding Co., Inc. (3)	2,624	109,447
Computer Sciences Corp.	1,919	132,430
CoreLogic, Inc./United States (3)	886	36,078
Corning, Inc.	14,664	395,928
CSRA, Inc.	881	25,804
eBay, Inc. (3)	27,619	927,170
Electronic Arts, Inc. (3)	906	81,105
F5 Networks, Inc. (3)	343	48,902
Facebook, Inc. (3)	5,308	754,001
First Data Corp. (3)	3,112	48,236
Hewlett Packard Enterprise Co.	31,026	735,316
HP, Inc.	26,595	475,519
IAC/InterActiveCorp (3)	2,200	162,184
Intel Corp.	41,831	1,508,844
International Business Machines Corp.	8,350	1,454,069
Intuit, Inc.	4,755	551,532
Jabil Circuit, Inc.	2,726	78,836
Juniper Networks, Inc.	7,698	214,235
Keysight Technologies, Inc. (3)	4,628	167,256
Mastercard, Inc.	959	107,859
Maxim Integrated Products, Inc.	2,207	99,227
Micron Technology, Inc. (3)	23,729	685,768
Microsoft Corp.	41,002	2,700,392
NCR Corp. (3)	2,260	103,237
NetApp, Inc.	2,083	87,174
Nuance Communications, Inc. (3)	1,445	25,013
NVIDIA Corp.	6,046	658,591
ON Semiconductor Corp. (3)	6,457	100,019
Oracle Corp.	25,336	1,130,239
QUALCOMM, Inc.	10,670	611,818
Sanmina Corp. (3)	1,729	70,197
Science Applications International Corp.	898	66,811
Skyworks Solutions, Inc.	1,806	176,952
SunPower Corp. (3)(4)	1,220	7,442
Symantec Corp.	6,704	205,679
Synopsys, Inc. (3)	9,057	653,281
Texas Instruments, Inc.	14,019	1,129,371
Versum Materials, Inc.	3,115	95,319
Xerox Corp.	18,833	138,234

		26,757,110

Materials - 1.7%
Alcoa, Inc.	933	32,095
Berry Global Group, Inc. (3)	2,759	134,005
Cabot Corp.	488	29,236
Celanese Corp.	3,629	326,066
Eagle Materials, Inc.	71	6,897
Eastman Chemical Co.	1,215	98,172
GCP Applied Technologies, Inc. (3)	643	20,994
Huntsman Corp.	2,530	62,086
LyondellBasell Industries NV	9,892	902,051
Newmont Mining Corp.	5,545	182,763
Owens-Illinois, Inc. (3)	2,101	42,818
Packaging Corp. of America	1,260	115,441
Reliance Steel & Aluminum Co.	358	28,647
Steel Dynamics, Inc.	2,679	93,122
Tahoe Resources, Inc.	2,525	20,276
United States Steel Corp.	780	26,372

		2,121,041

Real Estate Investment Trust - 1.4%
CBRE Group, Inc. (3)	8,726	303,578
Colony NorthStar, Inc.	5,253	67,816
CoreCivic, Inc.	1,766	55,488
Gaming and Leisure Properties, Inc.	7,666	256,198
Hospitality Properties Trust	8,157	257,190
Jones Lang LaSalle, Inc.	271	30,203
Lamar Advertising Co.	3,029	226,387
Liberty Property Trust	7,410	285,656
Outfront Media, Inc.	2,879	76,437
Park Hotels & Resorts, Inc.	3,864	99,189

		1,658,142

Telecommunication Services - 2.9%
AT&T, Inc.	28,489	1,183,718
Telephone & Data Systems, Inc.	4,480	118,765
T-Mobile US, Inc. (3)	12,914	834,115
Verizon Communications, Inc.	27,915	1,360,856

		3,497,454

Utilities - 2.3%
AES Corp./VA	11,360	127,005
CenterPoint Energy, Inc.	16,443	453,334
Exelon Corp.	25,437	915,223
MDU Resources Group, Inc.	3,309	90,567
NRG Energy, Inc.	3,940	73,678
OGE Energy Corp.	9,626	336,717
Southwest Gas Holdings, Inc.	1,328	110,104
UGI Corp.	15,233	752,512

		2,859,140

Total Common Stocks	(Cost $96,015,938)	102,257,458

Registered Investment Companies - 3.0%

iShares MSCI EAFE Index Fund (9)	58,680	3,655,177

Total Registered Investment Companies	(Cost $3,514,116)	3,655,177

Money Market Registered Investment Companies - 11.7%

Morgan Stanley Government Institutional Fund, 0.60% (5)	6,878	6,878
Meeder Institutional Prime Money Market Fund, 0.85% (6)	14,289,037	14,290,466

Total Money Market Registered Investment Companies	(Cost $14,297,667)	14,297,344

Bank Obligations - 0.8%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (7)	249,000		249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (7)	249,430		249,430
EverBank Money Market Account, 0.61%, 4/3/2017 (7)	249,375		249,375
Pacific Mercantile Bank Deposit Account, 0.60%, 4/3/2017 (7)	249,369		249,369

Total Bank Obligations	(Cost $997,174)		997,174

Total Investments - 99.1%	(Cost $114,824,895)	(2)	121,207,153

Other Assets less Liabilities - 0.9%			1,097,852

Total Net Assets - 100.0%			122,305,005

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	3,443	36,255
Meeder Balanced Fund	1,799	20,059
Meeder Dynamic Growth Fund	1,245	12,724
Meeder Muirfield Fund	1,659	11,829
Meeder Infrastructure Fund	527	11,557

Total Trustee Deferred Compensation	(Cost $79,901)	92,424

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2017, notional value $7,313,520	62	(3,805)
Mini MSCI EAFE Futures expiring June 2017, notional value $4,811,400	54	(9,304)
Mini MSCI Emerging Markets Futures expiring June 2017, notional value $3,605,250	75	(30,611)

Total Futures Contracts	191	(43,720)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$120,209,979	$(43,720)
Level 2 - Other Significant Observable Inputs	997,174	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$121,207,153	$(43,720)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $115,797,150 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,592,394
Unrealized depreciation	(1,226,111)
Net unrealized appreciation (depreciation)	$5,366,283

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2017.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 90.5%

Consumer Discretionary - 5.7%
Aaron's, Inc.	6,907	205,414
Brinker International, Inc.	983	43,213
Cooper-Standard Holdings, Inc. (3)	910	100,946
Dana, Inc.	11,164	215,577
DeVry Education Group, Inc.	6,619	234,644
International Game Technology PLC	15,066	357,064
Lear Corp.	2,459	348,145
Michaels Cos., Inc./The (3)	785	17,576
Scientific Games Corp. (3)	472	11,163
Staples, Inc.	17,094	149,914
Taylor Morrison Home Corp. (3)	3,125	66,625
Tenneco, Inc.	6,052	377,766
Thor Industries, Inc.	888	85,363
Tupperware Brands Corp.	5,231	328,088

		2,541,498

Consumer Staples - 2.0%
Avon Products, Inc. (3)	6,769	29,784
Boston Beer Co., Inc./The (3)	282	40,791
Dean Foods Co.	21,309	418,935
Flowers Foods, Inc.	12,001	232,939
SpartanNash Co.	1,695	59,308
Universal Corp./VA	1,616	114,332

		896,089

Energy - 2.0%
Chesapeake Energy Corp. (3)	8,417	49,997
Clayton Williams Energy, Inc. (3)	875	115,570
CVR Energy, Inc.	778	15,622
Ensco PLC	4,927	44,097
Laredo Petroleum, Inc. (3)	3,844	56,122
Nabors Industries, Ltd.	4,733	61,860
QEP Resources, Inc. (3)	5,695	72,383
Southwestern Energy Co. (3)	6,016	49,151
Transocean, Ltd. (3)	7,282	90,661
Western Refining, Inc.	9,114	319,628
Whiting Petroleum Corp. (3)	1,673	15,827

		890,918

Financials - 15.0%
Allied World Assurance Co. Holdings AG (3)	2,225	118,148
American Equity Investment Life Holding Co.	2,019	47,709
Aspen Insurance Holdings, Ltd.	2,490	129,605
Assured Guaranty, Ltd.	12,065	447,732
Chimera Investment Corp.	15,795	318,743
East West Bancorp, Inc.	9,169	473,212
Essent Group, Ltd. (3)	11,825	427,710
EverBank Financial Corp.	976	19,012
Evercore Partners, Inc.	1,453	113,189
Everest Re Group, Ltd.	2,014	470,893
Genworth Financial, Inc. (3)	4,756	19,595
Hancock Holding Co.	9,137	416,190
International Bancshares Corp.	8,771	310,493
Lazard, Ltd.	7,451	342,671
LPL Financial Holdings, Inc.	3,659	145,738
MGIC Investment Corp. (3)	39,618	401,330
Nationstar Mortgage Holdings, Inc. (3)	1,154	18,187
Navient Corp.	26,218	386,978
New Residential Investment Corp.	8,505	144,415
Popular, Inc.	2,426	98,811
Radian Group, Inc.	13,803	247,902
Raymond James Financial, Inc.	4,161	317,318
Reinsurance Group of America, Inc.	3,752	476,429
Santander Consumer USA Holdings, Inc. (3)	5,577	74,286
TCF Financial Corp.	24,586	418,454
United Community Banks, Inc./GA	8,543	236,556
Walker & Dunlop, Inc. (3)	806	33,602

		6,654,908

Healthcare - 9.3%
Aduro Biotech, Inc. (3)	1,837	19,748
Aerie Pharmaceuticals, Inc. (3)	962	43,627
Anthera Pharmaceuticals, Inc. (3)	3,095	1,317
Array BioPharma, Inc. (3)	1,657	14,814
Atara Biotherapeutics, Inc. (3)	226	4,644
Cambrex Corp. (3)	1,971	108,504
Charles River Laboratories International, Inc. (3)	3,101	278,935
ChemoCentryx, Inc. (3)	474	3,451
Collegium Pharmaceutical, Inc. (3)	454	4,567
Cooper Cos., Inc./The	126	25,186
Dyax Corp. Contingent Value Rights (3)(6)	7,373	0
Exelixis, Inc. (3)	7,626	165,255
Glaukos Corp. (3)	1,839	94,341
Halyard Health, Inc. (3)	1,912	72,828
Hill-Rom Holdings, Inc.	6,276	443,086
IDEXX Laboratories, Inc. (3)	3,434	530,931
Ignyta, Inc. (3)	52	447
ImmunoGen, Inc. (3)	5,431	21,018
Impax Laboratories, Inc. (3)	2,205	27,893
INC Research Holdings, Inc. (3)	5,950	272,808
Masimo Corp. (3)	4,639	432,633
Minerva Neurosciences, Inc. (3)	1,103	8,934
OncoMed Pharmaceuticals, Inc. (3)	620	5,710
Otonomy, Inc. (3)	1,066	13,059
PAREXEL International Corp. (3)	2,163	136,507
PRA Health Sciences, Inc. (3)	629	41,030
Quintiles IMS Holdings, Inc. (3)	1,925	155,020
Retrophin, Inc. (3)	740	13,660
Synergy Pharmaceuticals, Inc. (3)	1,377	6,417
TESARO, Inc. (3)	1,149	176,797
Titan Pharmaceuticals, Inc. (3)	1,153	3,805
United Therapeutics Corp. (3)	3,145	425,770
VWR Corp. (3)	6,714	189,335
WellCare Health Plans, Inc. (3)	2,570	360,340
Zeltiq Aesthetics, Inc. (3)	336	18,685

		4,121,102

Industrials - 18.5%
AECOM (3)	570	20,286
Allison Transmission Holdings, Inc.	4,956	178,713
Argan, Inc.	817	54,045
Atkore International Group, Inc. (3)	8,313	218,466
Avis Budget Group, Inc. (3)	1,966	58,154
Barnes Group, Inc.	710	36,451
Brady Corp.	10,602	409,767
Brink's Co./The	4,791	256,079
Crane Co.	5,841	437,082
EMCOR Group, Inc.	5,138	323,437
EnerSys	5,511	435,038
Greenbrier Cos., Inc./The	765	32,972
HD Supply Holdings, Inc. (3)	5,267	216,605
Herman Miller, Inc.	1,227	38,712
Huntington Ingalls Industries, Inc.	2,344	469,363
Insperity, Inc.	1,456	129,074
Landstar System, Inc.	3,365	288,212
ManpowerGroup, Inc.	4,526	464,232
MasTec, Inc. (3)	4,535	181,627
Meritor, Inc. (3)	672	11,511
Moog, Inc. (3)	460	30,981
Mueller Industries, Inc.	10,008	342,574
Oshkosh Corp.	791	54,255
Owens Corning	5,039	309,243
Patrick Industries, Inc. (3)	1,354	95,999
Quad/Graphics, Inc.	933	23,549
Quanta Services, Inc. (3)	2,549	94,593
Regal Beloit Corp.	3,341	252,747
Robert Half International, Inc.	8,214	401,090
SkyWest, Inc.	1,093	37,435
Spirit AeroSystems Holdings, Inc.	8,070	467,414
Timken Co./The	6,442	291,178
TriNet Group, Inc. (3)	5,282	152,650
Trinity Industries, Inc.	15,755	418,295
Triton International, Ltd./Bermuda	1,042	26,873
United Rentals, Inc. (3)	1,997	249,725
Univar, Inc. (3)	56	1,717
Wabash National Corp.	1,520	31,449
WESCO International, Inc. (3)	5,105	355,053
West Corp.	10,847	264,884

		8,161,530

Information Technology - 16.6%
Advanced Energy Industries, Inc. (3)	1,947	133,486
Advanced Micro Devices, Inc. (3)	6,902	100,424
Amkor Technology, Inc. (3)	15,047	174,395
Anixter International, Inc. (3)	4,125	327,113
Applied Optoelectronics, Inc. (3)	660	37,059
ARRIS International PLC (3)	1,141	30,179
Arrow Electronics, Inc. (3)	624	45,808
Aspen Technology, Inc. (3)	7,586	446,967
Barracuda Networks, Inc. (3)	702	16,223
Benchmark Electronics, Inc. (3)	1,297	41,245
Booz Allen Hamilton Holding Corp.	11,839	418,982
Brocade Communications Systems, Inc.	3,811	47,561
Brooks Automation, Inc.	1,472	32,973
CACI International, Inc. (3)	3,413	400,345
Cadence Design Systems, Inc. (3)	15,531	487,673
CDW Corp./DE	5,119	295,417
Cirrus Logic, Inc. (3)	2,394	145,292
CommScope Holding Co., Inc. (3)	5,326	222,147
Finisar Corp. (3)	204	5,577
IAC/InterActiveCorp (3)	4,055	298,935
II-VI, Inc. (3)	2,051	73,939
InterDigital, Inc./PA	4,772	411,824
Jabil Circuit, Inc.	15,522	448,896
Keysight Technologies, Inc. (3)	11,961	432,271
Leidos Holdings, Inc.	2,220	113,531
MoneyGram International, Inc. (3)	281	4,724
Nanometrics, Inc. (3)	1,275	38,837
NCR Corp. (3)	7,791	355,893
NeuStar, Inc. (3)	514	17,039
Nuance Communications, Inc. (3)	960	16,618
ON Semiconductor Corp. (3)	19,658	304,502
Sanmina Corp. (3)	10,650	432,390
Science Applications International Corp.	5,007	372,521
Synopsys, Inc. (3)	6,971	502,818
Take-Two Interactive Software, Inc. (3)	1,656	98,151
TiVo Corp.	132	2,475
TTM Technologies, Inc. (3)	1,798	29,002

		7,363,232

Materials - 5.0%
Berry Global Group, Inc. (3)	307	14,911
Chemours Co./The	4,607	177,370
Commercial Metals Co.	16,702	319,509
Eagle Materials, Inc.	598	58,090
GCP Applied Technologies, Inc. (3)	3,359	109,671
Greif, Inc.	1,336	73,600
Huntsman Corp.	7,393	181,424
Minerals Technologies, Inc.	5,357	410,346
Owens-Illinois, Inc. (3)	8,184	166,790
Steel Dynamics, Inc.	7,590	263,828
Trinseo SA	6,376	427,830
United States Steel Corp.	333	11,259

		2,214,628

Real Estate Investment Trust - 11.0%
CBL & Associates Properties, Inc.	9,930	94,732
Colony NorthStar, Inc.	27,621	356,587
CoreCivic, Inc.	4,660	146,417
DuPont Fabros Technology, Inc.	1,442	71,509
Hospitality Properties Trust	10,580	333,587
Jones Lang LaSalle, Inc.	1,553	173,082
Lamar Advertising Co.	6,053	452,401
LaSalle Hotel Properties	12,918	373,976
Lexington Realty Trust	36,191	361,186
Liberty Property Trust	11,505	443,518
Outfront Media, Inc.	15,731	417,658
Potlatch Corp.	4,176	190,843
RLJ Lodging Trust	18,370	431,879
Ryman Hospitality Properties, Inc.	2,882	178,194
Select Income REIT	7,701	198,609
Sunstone Hotel Investors, Inc.	25,237	386,883
Xenia Hotels & Resorts, Inc.	16,425	280,375

		4,891,436

Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	11,088	293,943

		293,943
Utilities - 4.7%
El Paso Electric Co.	4,066	205,333
MDU Resources Group, Inc.	16,496	451,496
NRG Energy, Inc.	10,278	192,199
NRG Yield, Inc.	7,717	134,199
OGE Energy Corp.	1,571	54,954
Portland General Electric Co.	2,969	131,883
Southwest Gas Holdings, Inc.	5,183	429,723
UGI Corp.	9,655	476,953

		2,076,740

Total Common Stocks	(Cost $37,763,061)	40,106,024

Bank Obligations - 0.6%

Bank Midwest Deposit Account, 0.65%, 4/3/2017	249,000	249,000

Total Bank Obligations	(Cost $249,000)	249,000

Corporate Obligations - 0.1%

Mueller Industries, 6.0%, 03/01/2027	50,040	49,665

Total Corporate Obligations	(Cost $50,040)	49,665

Registered Investment Companies - 3.2%

iShares MSCI EAFE Index Fund (7)	22,548	1,404,515

Total Registered Investment Companies	(Cost $1,350,312)	1,404,515

Money Market Registered Investment Companies - 4.6%

Meeder Institutional Prime Money Market Fund, 0.85% (4)	2,052,758		2,052,963

Total Money Market Registered Investment Companies	(Cost $2,053,057)		2,052,963

Total Investments - 99.0%	(Cost $41,465,470)	(2)	43,862,167

Other Assets less Liabilities - 1.0%			435,326

Total Net Assets - 100.0%			44,297,493

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	1,924	20,260
Meeder Balanced Fund	1,025	11,429
Meeder Dynamic Growth Fund	691	7,062
Meeder Muirfield Fund	931	6,638
Meeder Infrastructure Fund	296	6,491

Total Trustee Deferred Compensation	(Cost $45,930)	51,880

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Russell 2000 Mini Index Futures expiring June 2017, notional value $969,080	14	17,676
E-mini Standard & Poors MidCap 400 Futures expiring June 2017, notional value $1,890,020	11	18,009

Total Futures Contracts	25	35,685

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$43,812,502	$35,685
Level 2 - Other Significant Observable Inputs	49,665	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$43,862,167	$35,685

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $41,503,528 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,971,504
Unrealized depreciation	(577,180)
Net unrealized appreciation (depreciation)	$2,394,324

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(5)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed as Level 3 security.

(7)	Exchange-traded fund.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Balanced Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 53.8%

Consumer Discretionary - 5.9%
Amazon.com, Inc. (3)	2,147	1,903,401
Bed Bath & Beyond, Inc.	4,878	192,486
Best Buy Co., Inc.	10,208	501,723
Bloomin' Brands, Inc.	42	829
Brinker International, Inc.	1,046	45,982
Burlington Stores, Inc. (3)	594	57,790
Cable One, Inc.	22	13,738
CBS Corp.	2,962	205,444
Charter Communications, Inc. (3)	690	225,851
Comcast Corp.	41,409	1,556,564
Darden Restaurants, Inc.	77	6,443
Discovery Communications, Inc. (3)	2,378	67,321
Extended Stay America, Inc.	552	8,799
Foot Locker, Inc.	1,598	119,546
Ford Motor Co.	17,266	200,976
GameStop Corp.	3,547	79,985
Gap, Inc./The	3,047	74,012
General Motors Co.	17,692	625,589
Graham Holdings Co.	162	97,127
H&R Block, Inc.	2,009	46,709
Hasbro, Inc.	534	53,304
Hilton Grand Vacations, Inc. (3)	2,685	76,952
Home Depot, Inc./The	9,667	1,419,406
International Game Technology PLC	4,070	96,459
Kate Spade & Co. (3)	228	5,296
Kohl's Corp.	2,878	114,573
Liberty Interactive Corp. QVC Group (3)	1,356	27,147
Macy's, Inc.	525	15,561
Michael Kors Holdings, Ltd. (3)	6,969	265,589
Michaels Cos., Inc./The (3)	2,427	54,341
NVR, Inc. (3)	76	160,123
Priceline Group, Inc./The (3)	315	560,691
PulteGroup, Inc.	5,673	133,599
PVH Corp.	1,309	135,442
Ross Stores, Inc.	6,625	436,389
Scripps Networks Interactive, Inc.	1,710	134,013
Staples, Inc.	24,083	211,208
Target Corp.	8,690	479,601
TEGNA, Inc.	4,463	114,342
Thor Industries, Inc.	1,497	143,907
Time Warner, Inc.	13,066	1,276,679
Tupperware Brands Corp.	1,532	96,087
Twenty-First Century Fox, Inc.	695	22,511
Ulta Beauty, Inc. (3)	293	83,572
Walt Disney Co./The	5,458	618,883
Whirlpool Corp.	1,646	282,009
Wyndham Worldwide Corp.	4,952	417,404
Yum China Holdings, Inc. (3)	3,796	103,251

		13,568,654

Consumer Staples - 3.0%
Altria Group, Inc.	23,473	1,676,442
Archer-Daniels-Midland Co.	227	10,451
Bunge, Ltd.	3,734	295,957
Costco Wholesale Corp.	348	58,356
Dean Foods Co.	3,178	62,479
Flowers Foods, Inc.	2,992	58,075
Hershey Co./The	2,643	288,748
Kimberly-Clark Corp.	491	64,630
Kroger Co./The	20,686	610,030
Mead Johnson Nutrition Co.	1,012	90,149
Nu Skin Enterprises, Inc.	788	43,766
PepsiCo, Inc.	16,010	1,790,879
Tyson Foods, Inc.	1,200	74,052
US Foods Holding Corp. (3)	3,614	101,120
Wal-Mart Stores, Inc.	21,145	1,524,132

		6,749,266

Energy - 2.5%
Anadarko Petroleum Corp.	3,681	228,222
Chevron Corp.	2,506	269,069
ConocoPhillips	7,381	368,090
Devon Energy Corp.	12,141	506,523
Ensco PLC	4,392	39,308
EOG Resources, Inc.	2,052	200,173
Exxon Mobil Corp.	19,358	1,587,550
Halliburton Co.	2,396	117,907
Marathon Petroleum Corp.	9,090	459,409
Nabors Industries, Ltd.	3,588	46,895
ONEOK, Inc.	2,685	148,856
PBF Energy, Inc.	599	13,280
Rowan Cos. Plc (3)	4,264	66,433
Schlumberger, Ltd.	9,407	734,687
Targa Resources Corp.	2,295	137,471
Tesoro Corp.	1,001	81,141
Transocean, Ltd. (3)	538	6,698
Valero Energy Corp.	8,264	547,821
Whiting Petroleum Corp. (3)	2,740	25,920
Williams Cos., Inc./The	4,158	123,035

		5,708,488

Financials - 9.1%
Aflac, Inc.	6,735	487,749
Allied World Assurance Co. Holdings AG (3)	1,080	57,348
Allstate Corp./The	13,284	1,082,513
Ally Financial, Inc.	12,832	260,875
American Express Co.	375	29,666
Assurant, Inc.	1,336	127,815
Assured Guaranty, Ltd.	4,294	159,350
Bank of America Corp.	66,768	1,575,057
Capital One Financial Corp.	4,579	396,816
Chimera Investment Corp.	4,121	83,162
Citigroup, Inc.	23,742	1,420,246
Citizens Financial Group, Inc.	7,045	243,405
CNA Financial Corp.	5,651	249,605
Discover Financial Services	10,702	731,910
Donnelley Financial Solutions, Inc. (3)	885	17,072
East West Bancorp, Inc.	211	10,890
Essent Group, Ltd. (3)	908	32,842
Everest Re Group, Ltd.	1,794	419,455
Fifth Third Bancorp	15,836	402,234
Goldman Sachs Group, Inc./The	390	89,591
JPMorgan Chase & Co.	30,078	2,642,052
KeyCorp	13,495	239,941
Leucadia National Corp.	4,923	127,998
Lincoln National Corp.	2,192	143,466
LPL Financial Holdings, Inc.	710	28,279
MGIC Investment Corp. (3)	5,156	52,230
Morgan Stanley	18,326	785,086
Navient Corp.	7,239	106,848
PNC Financial Services Group, Inc./The	5,637	677,793
Popular, Inc.	4,907	199,862
Principal Financial Group, Inc.	8,972	566,223
Progressive Corp./The	26,290	1,030,042
Prudential Financial, Inc.	10,895	1,162,279
Raymond James Financial, Inc.	1,235	94,181
Regions Financial Corp.	515	7,483
Reinsurance Group of America, Inc.	5,618	713,374
S&P Global, Inc.	5,245	685,731
SLM Corp. (3)	4,838	58,540
SunTrust Banks, Inc.	617	34,120
Synchrony Financial	22,332	765,988
TCF Financial Corp.	10,330	175,817
Unum Group	761	35,683
US Bancorp	25,913	1,334,520
Wells Fargo & Co.	21,323	1,186,838

		20,731,975

Healthcare - 8.7%
Abbott Laboratories	7,911	351,328
AbbVie, Inc.	18,496	1,205,199
Agilent Technologies, Inc.	5,869	310,294
Alexion Pharmaceuticals, Inc. (3)	431	52,254
AmerisourceBergen Corp.	1,536	135,936
Amgen, Inc.	5,554	911,245
Anthem, Inc.	3,780	625,136
AquaBounty Technologies, Inc. (3)	303	3,357
Baxter International, Inc.	20,351	1,055,403
Becton Dickinson and Co.	1,798	329,825
Biogen, Inc. (3)	2,006	548,481
Bioverativ, Inc. (3)	1,871	101,895
Boston Scientific Corp. (3)	12,396	308,289
Cardinal Health, Inc.	978	79,756
Celgene Corp. (3)	4,501	560,059
Centene Corp. (3)	1,017	72,471
Cerner Corp. (3)	6,198	364,752
Cigna Corp.	1,449	212,264
Cooper Cos., Inc./The	474	94,748
CR Bard, Inc.	1,445	359,140
Eli Lilly & Co.	3,426	288,161
Express Scripts Holding Co. (3)	6,504	428,679
Gilead Sciences, Inc.	12,477	847,438
HCA Holdings, Inc. (3)	11,759	1,046,433
Hill-Rom Holdings, Inc.	2,449	172,899
IDEXX Laboratories, Inc. (3)	2,724	421,158
Incyte Corp. (3)	1,423	190,212
Johnson & Johnson	17,062	2,125,072
McKesson Corp.	816	120,980
Medtronic PLC	3,579	288,324
Merck & Co., Inc.	19,433	1,234,773
Mettler-Toledo International, Inc. (3)	280	134,095
Pfizer, Inc.	29,119	996,161
Premier, Inc. (3)	7,140	227,266
Quest Diagnostics, Inc.	5,219	512,454
Quintiles IMS Holdings, Inc. (3)	752	60,559
Stryker Corp.	4,104	540,292
Thermo Fisher Scientific, Inc.	2,600	399,360
United Therapeutics Corp. (3)	1,557	210,787
UnitedHealth Group, Inc.	9,241	1,515,616
VCA, Inc. (3)	421	38,522
VWR Corp. (3)	1,926	54,313
Waters Corp. (3)	238	37,202
WellCare Health Plans, Inc. (3)	1,729	242,423

		19,815,011

Industrials - 4.5%
3M Co.	512	97,961
Allison Transmission Holdings, Inc.	5,333	192,308
Boeing Co./The	8,426	1,490,222
Crane Co.	96	7,184
CSX Corp.	12,777	594,769
Cummins, Inc.	5,089	769,457
Delta Air Lines, Inc.	10,390	477,524
General Dynamics Corp.	1,303	243,922
Honeywell International, Inc.	9,099	1,136,192
Huntington Ingalls Industries, Inc.	2,078	416,099
Illinois Tool Works, Inc.	1,308	173,271
Ingersoll-Rand PLC	12,798	1,040,733
Landstar System, Inc.	1,776	152,114
Lincoln Electric Holdings, Inc.	28	2,432
LSC Communications, Inc.	905	22,770
ManpowerGroup, Inc.	2,748	281,862
Norfolk Southern Corp.	1,992	223,044
Oshkosh Corp.	1,338	91,773
Owens Corning	4,608	282,793
Parker-Hannifin Corp.	1,419	227,494
Pitney Bowes, Inc.	309	4,051
Quanta Services, Inc. (3)	1,457	54,069
Regal Beloit Corp.	1,762	133,295
Robert Half International, Inc.	2,799	136,675
Ryder System, Inc.	658	49,640
Southwest Airlines Co.	6,829	367,127
Spirit AeroSystems Holdings, Inc.	3,486	201,909
Textron, Inc.	8,238	392,046
Timken Co./The	1,892	85,518
Toro Co./The	2,523	157,587
Trinity Industries, Inc.	3,132	83,155
Union Pacific Corp.	4,290	454,397
United Continental Holdings, Inc. (3)	2,117	149,545
United Rentals, Inc. (3)	793	99,165
WESCO International, Inc. (3)	305	21,213
West Corp.	275	6,716

		10,320,032

Information Technology - 14.0%
Accenture PLC	10,857	1,301,537
Activision Blizzard, Inc.	7,493	373,601
Adobe Systems, Inc. (3)	3,205	417,067
Alphabet, Inc. (3)	2,714	2,251,426
Analog Devices, Inc.	2,660	217,987
Apple, Inc.	32,395	4,653,866
Applied Materials, Inc.	14,271	555,142
ARRIS International PLC (3)	1,235	32,666
Arrow Electronics, Inc. (3)	742	54,470
Booz Allen Hamilton Holding Corp.	2,215	78,389
CA, Inc.	21,453	680,489
Cadence Design Systems, Inc. (3)	15,064	473,010
CDK Global, Inc.	3,249	211,217
CDW Corp./DE	3,136	180,979
Cisco Systems, Inc.	51,264	1,732,723
CommScope Holding Co., Inc. (3)	4,020	167,674
Computer Sciences Corp.	3,192	220,280
CoreLogic, Inc./United States (3)	470	19,138
Corning, Inc.	25,856	698,112
CSRA, Inc.	2,079	60,894
eBay, Inc. (3)	22,412	752,371
Electronic Arts, Inc. (3)	3,205	286,912
F5 Networks, Inc. (3)	1,040	148,273
Facebook, Inc. (3)	10,500	1,491,525
Hewlett Packard Enterprise Co.	20,316	481,489
HP, Inc.	31,093	555,943
IAC/InterActiveCorp (3)	4,018	296,207
Intel Corp.	46,890	1,691,322
International Business Machines Corp.	10,100	1,758,814
Intuit, Inc.	5,194	602,452
Jabil Circuit, Inc.	4,099	118,543
Juniper Networks, Inc.	8,151	226,842
Keysight Technologies, Inc. (3)	5,709	206,323
Mastercard, Inc.	4,436	498,917
Maxim Integrated Products, Inc.	4,119	185,190
Micron Technology, Inc. (3)	7,479	216,143
Microsoft Corp.	50,330	3,314,734
NCR Corp. (3)	3,166	144,623
Nuance Communications, Inc. (3)	2,867	49,628
NVIDIA Corp.	4,107	447,376
ON Semiconductor Corp. (3)	5,953	92,212
Oracle Corp.	24,534	1,094,462
QUALCOMM, Inc.	9,683	555,223
Skyworks Solutions, Inc.	1,515	148,440
Symantec Corp.	4,365	133,918
Synopsys, Inc. (3)	10,183	734,500
Texas Instruments, Inc.	16,798	1,353,247
Versum Materials, Inc.	3,441	105,295
VMware, Inc. (3)(4)	1,518	139,869

		32,211,460

Materials - 1.1%
Berry Global Group, Inc. (3)	2,706	131,430
Celanese Corp.	4,940	443,859
Eagle Materials, Inc.	752	73,049
Eastman Chemical Co.	4,275	345,420
Graphic Packaging Holding Co.	505	6,499
Huntsman Corp.	768	18,847
LyondellBasell Industries NV	8,501	775,206
Newmont Mining Corp.	6,065	199,902
Owens-Illinois, Inc. (3)	2,360	48,097
Packaging Corp. of America	2,027	185,714
Reliance Steel & Aluminum Co.	1,029	82,341
Steel Dynamics, Inc.	3,275	113,839
Tahoe Resources, Inc.	1,765	14,173
United States Steel Corp.	58	1,961

		2,440,337

Real Estate Investment Trust - 0.6%
CBL & Associates Properties, Inc.	1,529	14,587
CoreCivic, Inc.	1,669	52,440
Gaming and Leisure Properties, Inc.	7,112	237,683
Hospitality Properties Trust	1,217	38,372
Host Hotels & Resorts, Inc.	4,447	82,981
Lamar Advertising Co.	5,129	383,341
Liberty Property Trust	9,937	383,071
Outfront Media, Inc.	2,868	76,145
Park Hotels & Resorts, Inc.	1,552	39,840

		1,308,460

Telecommunication Services - 1.9%
AT&T, Inc.	39,890	1,657,430
Level 3 Communications, Inc. (3)	1,217	69,637
Telephone & Data Systems, Inc.	5,103	135,281
T-Mobile US, Inc. (3)	9,713	627,363
United States Cellular Corp. (3)	1,479	55,211
Verizon Communications, Inc.	38,974	1,899,983

		4,444,905
Utilities - 2.5%
AES Corp./VA	19,098	213,516
CenterPoint Energy, Inc.	28,856	795,560
Edison International	12,351	983,263
Exelon Corp.	30,300	1,090,194
MDU Resources Group, Inc.	4,431	121,276
NRG Energy, Inc.	4,823	90,190
OGE Energy Corp.	12,848	449,423
PG&E Corp.	14,215	943,307
PPL Corp.	589	22,023
UGI Corp.	19,219	949,419
Vectren Corp.	1,956	114,634

		5,772,805

Total Common Stocks	(Cost $116,278,107)	123,071,393

Registered Investment Companies - 36.1%

Baird Core Plus Bond Fund - Class I	387,150	4,293,495
DoubleLine Total Return Bond Fund - Class I	264,103	2,816,655
Frost Total Return Bond Fund - Class I	335,869	3,506,475
Guggenheim Floating Rate Strategies Fund - Class I	27,434	715,475
Guggenheim Total Return Bond Fund - Class I	129,633	3,457,307
iShares 1-3 Year Treasury Bond ETF (9)	139,700	11,807,444
iShares 20+ Year Treasury Bond ETF (9)	35,100	4,236,921
iShares 3-7 Year Treasury Bond ETF (9)	21,535	2,649,882
iShares 7-10 Year Treasury Bond ETF (4)(9)	25,225	2,663,508
iShares Core U.S. Aggregate Bond ETF (9)	7,015	761,057
iShares iBoxx $ High Yield Corporate Bond ETF (4)(9)	28,675	2,517,092
iShares JP Morgan USD Emerging Markets Bond ETF (9)	54,255	6,168,794
iShares MSCI EAFE ETF (9)	79,429	4,947,632
iShares Russell 2000 Growth ETF (9)	44,683	7,223,454
JPMorgan Core Plus Bond Fund - Class L	548,188	4,489,657
Lord Abbett Floating Rate Fund - Class I	116,496	1,074,093
Lord Abbett High Yield Fund - Class I	289,489	2,211,699
Metropolitan West Total Return Bond Fund - Class I	317,244	3,353,270
PIMCO Investment Grade Corporate Bond Fund - Class I	146,013	1,512,695
Pioneer Bond Fund - Class Y	317,159	3,032,037
Prudential Total Return Bond Fund - Class Z	350,408	4,986,304
SPDR Bloomberg Barclays High Yield Bond ETF (9)	17,190	634,827
TCW Emerging Markets Income Fund - Class I	410,722	3,452,527

Total Registered Investment Companies	(Cost $81,996,786)	82,512,300

Money Market Registered Investment Companies - 12.3%

Morgan Stanley Government Institutional Fund, 0.60% (5)	7,299,096	7,299,096
Meeder Institutional Prime Money Market Fund, 0.85% (6)	20,862,494	20,864,580

Total Money Market Registered Investment Companies	(Cost $28,163,883)	28,163,676

Bank Obligations - 0.4%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (7)	249,000		249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (7)	249,430		249,430
EverBank Money Market Account, 0.61%, 4/3/2017 (7)	249,375		249,375
Pacific Mercantile Bank Deposit Account, 0.60%, 4/3/2017 (7)	249,369		249,369

Total Bank Obligations	(Cost $997,174)		997,174

Total Investments - 102.6%	(Cost $227,435,950)	(2)	234,744,543

Liabilities less Other Assets - (2.6%)			(5,931,943)

Total Net Assets - 100.0%			228,812,600

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	3,548	37,360
Meeder Balanced Fund	1,915	21,352
Meeder Dynamic Growth Fund	1,281	13,092
Meeder Muirfield Fund	1,741	12,413
Meeder Infrastructure Fund	553	12,127

Total Trustee Deferred Compensation	(Cost $86,162)	96,344

Futures Contracts

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2017, notional value $25,125,480	213	(68,073)

Total Futures Contracts	213	(68,073)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$233,747,369	$(68,073)
Level 2 - Other Significant Observable Inputs	997,174	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$234,744,543	$(68,073)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $228,912,202 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,697,997
Unrealized depreciation	(1,933,729)
Net unrealized appreciation (depreciation)	$5,764,268

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2017.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Global Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 42.7%

Consumer Discretionary - 0.2%
International Game Technology PLC	6,199	146,916
Wyndham Worldwide Corp.	475	40,038

		186,954

Consumer Staples - 1.5%
Bunge, Ltd.	4,505	357,066
Wal-Mart Stores, Inc.	10,855	782,428

		1,139,494

Energy - 2.3%
Clayton Williams Energy, Inc. (3)	579	76,474
Devon Energy Corp.	18,679	779,288
Laredo Petroleum, Inc. (3)	3,602	52,589
Marathon Petroleum Corp.	6,472	327,095
Nabors Industries, Ltd.	6,668	87,151
Valero Energy Corp.	4,109	272,386
Western Refining, Inc.	4,661	163,461

		1,758,444

Financials - 10.4%
Assured Guaranty, Ltd.	4,566	169,444
Bank of America Corp.	22,015	519,334
Berkshire Hathaway, Inc. (3)	4,546	757,727
Citigroup, Inc.	14,600	873,372
Citizens Financial Group, Inc.	802	27,709
Essent Group, Ltd. (3)	10,424	377,036
Evercore Partners, Inc.	700	54,530
Everest Re Group, Ltd.	1,302	304,421
Fifth Third Bancorp	20,468	519,887
JPMorgan Chase & Co.	13,924	1,223,084
Lincoln National Corp.	2,143	140,259
MGIC Investment Corp. (3)	36,928	374,081
Morgan Stanley	5,626	241,018
Navient Corp.	11,872	175,231
Prudential Financial, Inc.	8,278	883,097
Reinsurance Group of America, Inc.	6,524	828,418
TCF Financial Corp.	7,768	132,211
Unum Group	4,171	195,578
Voya Financial, Inc.	3,664	139,085

		7,935,522

Healthcare - 4.8%
AbbVie, Inc.	14,485	943,843
Amgen, Inc.	621	101,887
Baxter International, Inc.	16,343	847,548
Gilead Sciences, Inc.	7,099	482,164
HCA Holdings, Inc. (3)	2,683	238,760
Masimo Corp. (3)	4,177	389,547
United Therapeutics Corp. (3)	505	68,367
UnitedHealth Group, Inc.	3,824	627,174

		3,699,290

Industrials - 2.8%
Boeing Co./The	5,353	946,732
Huntington Ingalls Industries, Inc.	127	25,430
Ingersoll-Rand PLC	4,498	365,777
ManpowerGroup, Inc.	1,588	162,881
Spirit AeroSystems Holdings, Inc.	5,892	341,265
United Continental Holdings, Inc. (3)	1,218	86,040
United Rentals, Inc. (3)	1,322	165,316
West Corp.	1,649	40,269

		2,133,710

Information Technology - 8.6%
Amkor Technology, Inc. (3)	11,123	128,916
Apple, Inc.	1,901	273,098
Aspen Technology, Inc. (3)	6,172	363,654
CA, Inc.	11,735	372,234
Cadence Design Systems, Inc. (3)	519	16,297
Computer Sciences Corp.	4,461	307,854
eBay, Inc. (3)	5,981	200,782
Hewlett Packard Enterprise Co.	6,805	161,279
HP, Inc.	21,657	387,227
Intel Corp.	29,118	1,050,286
International Business Machines Corp.	5,047	878,885
Keysight Technologies, Inc. (3)	1,300	46,982
Micron Technology, Inc. (3)	1,134	32,773
NCR Corp. (3)	3,675	167,874
NVIDIA Corp.	3,552	386,919
Sanmina Corp. (3)	10,253	416,272
Science Applications International Corp.	4,219	313,894
Synopsys, Inc. (3)	4,835	348,749
Texas Instruments, Inc.	8,307	669,212
Western Digital Corp.	266	21,953

		6,545,140

Materials - 4.2%
Celanese Corp.	8,395	754,291
Chemours Co./The	996	38,346
Commercial Metals Co.	889	17,007
Huntsman Corp.	15,501	380,395
LyondellBasell Industries NV	9,387	856,001
Minerals Technologies, Inc.	2,313	177,176
Owens-Illinois, Inc. (3)	16,517	336,616
Packaging Corp. of America	739	67,707
Steel Dynamics, Inc.	2,340	81,338
Trinseo SA	7,468	501,103

		3,209,980

Real Estate Investment Trust - 6.4%
CBRE Group, Inc. (3)	22,774	792,307
Colony NorthStar, Inc.	23,551	304,043
CoreCivic, Inc.	3,027	95,108
DiamondRock Hospitality Co.	1,498	16,703
GEO Group, Inc./The	3,260	151,166
Hospitality Properties Trust	26,256	827,852
Lamar Advertising Co.	4,701	351,353
LaSalle Hotel Properties	9,138	264,545
Liberty Property Trust	5,504	212,179
Outfront Media, Inc.	4,457	118,333
Park Hotels & Resorts, Inc.	14,535	373,113
Potlatch Corp.	1,308	59,776
Prologis, Inc.	1,125	58,365
Quality Care Properties, Inc. (3)	3,469	65,425
RLJ Lodging Trust	18,505	435,053
Ryman Hospitality Properties, Inc.	9,241	571,371
Sunstone Hotel Investors, Inc.	13,984	214,375
Xenia Hotels & Resorts, Inc.	1,214	20,723

		4,931,790

Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	6,545	173,508

		173,508

Utilities - 1.3%
AES Corp./VA	14,382	160,791
Southwest Gas Holdings, Inc.	1,973	163,581
UGI Corp.	14,099	696,490

		1,020,862

Total Common Stocks	(Cost $31,055,728)	32,734,694

Registered Investment Companies - 50.9%

Goldman Sachs Emerging Markets Equity Insights Fund - Class I	168,653	1,538,114
iShares Core MSCI EAFE ETF (7)	146,645	8,498,078
iShares Core MSCI Emerging Markets ETF (7)	309,952	14,812,606
iShares MSCI EAFE ETF (7)	217,427	13,543,528
Oppenheimer Developing Markets Fund - Class Y	18,600	660,300

Total Registered Investment Companies	(Cost $36,177,209)	39,052,626

Money Market Registered Investment Companies - 4.7%

Meeder Institutional Prime Money Market Fund, 0.85% (4)	3,639,804	3,640,168

Total Money Market Registered Investment Companies	(Cost $3,640,362)	3,640,168

Bank Obligations - 1.3%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (5)	249,000		249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (5)	249,430		249,430
EverBank Money Market Account, 0.61%, 4/3/2017 (5)	249,375		249,375
Pacific Mercantile Bank Deposit Account, 0.60%, 4/3/2017 (5)	249,369		249,369

Total Bank Obligations	(Cost $997,174)		997,174

Total Investments - 99.6%	(Cost $71,870,473)	(2)	76,424,662

Other Assets less Liabilities - 0.4%			304,294

Total Net Assets - 100.0%			76,728,956

Trustee Deferred Compensation (6)

Meeder Aggressive Growth Fund	2,763	29,094
Meeder Balanced Fund	1,478	16,480
Meeder Dynamic Growth Fund	995	10,169
Meeder Muirfield Fund	1,348	9,611
Meeder Infrastructure Fund	424	9,298

Total Trustee Deferred Compensation	(Cost $66,362)	74,652

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2017, notional value $3,066,960	26	(5,013)
Russell 2000 Mini Index Futures expiring June 2017, notional value $415,320	6	7,576
E-mini Standard & Poors MidCap 400 Futures expiring June 2017, notional value $1,374,560	8	13,097

Total Futures Contracts	40	15,660

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$75,427,488	$15,660
Level 2 - Other Significant Observable Inputs	997,174	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$76,424,662	$15,660

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $72,047,245 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,743,902
Unrealized depreciation	(350,825)
Net unrealized appreciation (depreciation)	$4,393,077

(3)	Represents non-income producing securities.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(5)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Global Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 88.8%

Consumer Discretionary - 6.5%
Aaron's, Inc. (6)	1,164	34,617
Abercrombie & Fitch Co.	369	4,402
Acushnet Holdings Corp.	903	15,604
Adient PLC	52	3,779
Amazon.com, Inc. (3)(6)	1,014	898,952
AMC Networks, Inc. (3)	84	4,929
American Outdoor Brands Corp. (3)	271	5,369
American Public Education, Inc. (3)	54	1,237
Ascena Retail Group, Inc. (3)	2,018	8,597
Ascent Capital Group, Inc. (3)	105	1,484
At Home Group, Inc. (3)	671	10,172
Barnes & Noble Education, Inc. (3)	823	7,893
Barnes & Noble, Inc.	1,162	10,749
Bassett Furniture Industries, Inc.	233	6,268
Belmond, Ltd. (3)	152	1,839
Best Buy Co., Inc. (6)	7,695	378,209
Big 5 Sporting Goods Corp.	87	1,314
Big Lots, Inc.	49	2,385
Biglari Holdings, Inc. (3)	8	3,456
BJ's Restaurants, Inc. (3)	88	3,555
Bloomin' Brands, Inc.	2,544	50,193
Boyd Gaming Corp. (3)	102	2,245
Bridgepoint Education, Inc. (3)	270	2,881
Brinker International, Inc.	1,350	59,346
Brunswick Corp./DE	1,397	85,496
Build-A-Bear Workshop, Inc. (3)	330	2,921
Cabela's, Inc. (3)	98	5,205
Caesars Entertainment Corp. (3)	531	5,071
Callaway Golf Co.	269	2,978
Cambium Learning Group, Inc. (3)	368	1,803
Carriage Services, Inc.	70	1,898
Carrols Restaurant Group, Inc. (3)	157	2,222
Cato Corp./The	436	9,575
Cavco Industries, Inc. (3)	56	6,518
Central European Media Enterprises, Ltd. (3)	2,000	6,200
Century Casinos, Inc. (3)	173	1,308
Cheesecake Factory, Inc./The	53	3,358
Choice Hotels International, Inc.	20	1,252
Chuy's Holdings, Inc. (3)	99	2,950
Citi Trends, Inc.	402	6,834
Clear Channel Outdoor Holdings, Inc.	806	4,876
ClubCorp Holdings, Inc.	30	482
Collectors Universe, Inc.	7	183
Comcast Corp.	8,851	332,709
Conn's, Inc. (3)	230	2,013
Container Store Group, Inc./The (3)	551	2,331
Cooper-Standard Holdings, Inc. (3)	509	56,463
Crocs, Inc. (3)	2,540	17,958

CSS Industries, Inc.	134	3,473
CST Brands, Inc.	177	8,512
Culp, Inc.	215	6,708
Dana, Inc.	2,879	55,593
Darden Restaurants, Inc. (6)	4,101	343,131
Del Frisco's Restaurant Group, Inc. (3)	70	1,264
Denny's Corp. (3)	388	4,800
Destination XL Group, Inc. (3)	291	829
DeVry Education Group, Inc.	862	30,558
Dick's Sporting Goods, Inc.	1,203	58,538
DineEquity, Inc.	8	435
Dollar General Corp.	10	697
DR Horton, Inc.	1,462	48,699
Dunkin' Brands Group, Inc.	42	2,297
Empire Resorts, Inc. (3)	137	3,322
Escalade, Inc.	176	2,270
Ethan Allen Interiors, Inc.	182	5,578
Express, Inc. (3)	1,548	14,102
Fiesta Restaurant Group, Inc. (3)	103	2,493
Flexsteel Industries, Inc.	69	3,478
Fogo De Chao, Inc. (3)	81	1,316
Foot Locker, Inc.	110	8,229
Fossil Group, Inc. (3)	470	8,202
Francesca's Holdings Corp. (3)	796	12,219
Fred's, Inc.	447	5,856
Gap, Inc./The	5,541	134,591
General Motors Co.	1,655	58,521
Genuine Parts Co.	622	57,479
G-III Apparel Group, Ltd. (3)	115	2,517
Global Eagle Entertainment, Inc. (3)	395	1,260
GNC Holdings, Inc.	423	3,113
Goodyear Tire & Rubber Co./The	3,291	118,476
GoPro, Inc. (3)	1,247	10,849
Graham Holdings Co.	18	10,792
Grand Canyon Education, Inc. (3)	209	14,966
Gray Television, Inc. (3)	400	5,800
Green Brick Partners, Inc. (3)	409	4,070
Groupon, Inc. (3)	2,723	10,701
Guess?, Inc.	957	10,671
H&R Block, Inc.	472	10,974
Habit Restaurants, Inc./The (3)	643	11,381
Hasbro, Inc.	388	38,730
Haverty Furniture Cos., Inc.	315	7,670
Helen of Troy, Ltd. (3)	222	20,912
Hemisphere Media Group, Inc. (3)	434	5,100
Hilton Grand Vacations, Inc. (3)	533	15,276
Home Depot, Inc./The (6)	2,438	357,972
Hooker Furniture Corp.	154	4,782
Houghton Mifflin Harcourt Co. (3)	897	9,105
Hovnanian Enterprises, Inc. (3)	834	1,893
HSN, Inc.	801	29,717
ILG, Inc. (3)(6)	7,375	154,580
International Game Technology PLC (6)	2,696	63,895
International Speedway Corp.	51	1,884
iRobot Corp. (3)	97	6,416
J Alexander's Holdings, Inc. (3)	172	1,729

Jack in the Box, Inc.	741	75,375
JAKKS Pacific, Inc. (3)	144	792
Jamba, Inc. (3)	733	6,634
John Wiley & Sons, Inc.	788	42,394
K12, Inc. (3)	38	728
KB Home	67	1,332
Kirkland's, Inc. (3)	559	6,932
Kohl's Corp.	899	35,789
Kona Grill, Inc. (3)	452	2,848
La Quinta Holdings, Inc. (3)	96	1,298
Lands' End, Inc. (3)	4	86
La-Z-Boy, Inc.	255	6,885
Lear Corp.	670	94,859
Leggett & Platt, Inc.	925	46,546
LGI Homes, Inc. (3)	38	1,289
Libbey, Inc.	198	2,887
Liberty Broadband Corp. (3)	4,371	377,654
Liberty Interactive Corp. QVC Group (3)	592	11,852
Liberty Media Corp-Liberty Formula One (3)	1,596	52,189
Liberty Tax, Inc.	280	3,990
Liberty TripAdvisor Holdings, Inc. (3)	284	4,004
Lifetime Brands, Inc.	31	623
Lindblad Expeditions Holdings, Inc. (3)	481	4,310
Lions Gate Entertainment Corp. (3)	7,585	184,922
LKQ Corp. (3)	771	22,567
Loral Space & Communications, Inc. (3)	12	473
Luby's, Inc. (3)	1,472	4,578
Lumber Liquidators Holdings, Inc. (3)	577	12,111
Macy's, Inc.	6,020	178,433
Malibu Boats, Inc. (3)	185	4,153
Marine Products Corp.	126	1,370
MarineMax, Inc. (3)	362	7,837
Mattel, Inc.	500	12,805
MDC Partners, Inc.	480	4,512
Meritage Homes Corp. (3)	40	1,472
Michael Kors Holdings, Ltd. (3)(6)	3,788	144,361
Michaels Cos., Inc./The (3)(6)	3,159	70,730
Mohawk Industries, Inc. (3)	219	50,258
Monarch Casino & Resort, Inc. (3)	41	1,211
Movado Group, Inc.	84	2,096
MSG Networks, Inc. (3)	1,329	31,032
NACCO Industries, Inc.	30	2,094
Nautilus, Inc. (3)	350	6,388
New Home Co., Inc./The (3)	643	6,726
New Media Investment Group, Inc.	348	4,945
Noodles & Co. (3)	375	2,156
Nordstrom, Inc.	2,202	102,547
NVR, Inc. (3)	13	27,389
Office Depot, Inc.	1,390	6,484
Papa John's International, Inc.	173	13,847
Penn National Gaming, Inc. (3)	320	5,898
Perry Ellis International, Inc. (3)	201	4,317
Polaris Industries, Inc.	115	9,637
Potbelly Corp. (3)	163	2,266
Priceline Group, Inc./The (3)	29	51,619
PulteGroup, Inc.	2,278	53,647
PVH Corp.	1,544	159,758
Reading International, Inc. (3)	47	730
Red Lion Hotels Corp. (3)	231	1,629
Red Robin Gourmet Burgers, Inc. (3)	49	2,864
Regis Corp. (3)	406	4,758
Rent-A-Center, Inc./TX	866	7,681
Restoration Hardware Holdings (3)	298	13,785
Royal Caribbean Cruises, Ltd.	7	687
Ruby Tuesday, Inc. (3)	1,131	3,178
Ruth's Hospitality Group, Inc.	78	1,564
Sally Beauty Holdings, Inc. (3)	283	5,785
Sears Holdings Corp. (3)(4)	549	6,308

Select Comfort Corp. (3)	485	12,023
Sequential Brands Group, Inc. (3)	497	1,933
Service Corp. International/US	710	21,925
Shake Shack, Inc. (3)	88	2,939
Six Flags Entertainment Corp.	219	13,028
Skechers U.S.A., Inc. (3)	160	4,392
Sonic Corp.	105	2,663
Speedway Motorsports, Inc.	338	6,368
Sportsman's Warehouse Holdings, Inc. (3)	691	3,303
Stage Stores, Inc.	208	539
Staples, Inc. (6)	17,263	151,397
Strayer Education, Inc.	23	1,851
Sturm Ruger & Co., Inc.	163	8,729
Tailored Brands, Inc.	4	60
Tempur Sealy International, Inc. (3)	147	6,830
Tenneco, Inc. (6)	2,286	142,692
Texas Roadhouse, Inc.	86	3,830
Tiffany & Co.	97	9,244
Tile Shop Holdings, Inc.	740	14,245
Time, Inc.	606	11,726
Time Warner, Inc. (6)	7,558	738,492
TopBuild Corp. (3)	119	5,593
Townsquare Media, Inc. (3)	163	1,985
Tractor Supply Co.	293	20,208
TRI Pointe Group, Inc. (3)	5,212	65,358
TripAdvisor, Inc. (3)	194	8,373
Tuesday Morning Corp. (3)	970	3,638
Tupperware Brands Corp.	2,066	129,580
Under Armour, Inc. (3)	29,109	532,695
Universal Electronics, Inc. (3)	98	6,713
Vera Bradley, Inc. (3)	230	2,141
Viacom, Inc.	951	44,336
Vince Holding Corp. (3)	468	725
Vitamin Shoppe, Inc. (3)	365	7,355
Walt Disney Co./The	1,270	144,005
Weight Watchers International, Inc. (3)	334	5,200
Weyco Group, Inc.	10	281
Whirlpool Corp.	597	102,284
Williams-Sonoma, Inc.	13	697
Wolverine World Wide, Inc.	1,650	41,201
Workhorse Group, Inc. (3)	340	894
Wyndham Worldwide Corp.	665	56,053
Yum China Holdings, Inc. (3)	1,703	46,322
Yum! Brands, Inc. (6)	2,804	179,176
ZAGG, Inc. (3)	622	4,478
Zoe's Kitchen, Inc. (3)	292	5,402
Zumiez, Inc. (3)	333	6,094

		8,504,400

Consumer Staples - 5.2%
AdvancePierre Foods Holdings, Inc.	847	26,401
Altria Group, Inc. (6)	12,823	915,819
Amplify Snack Brands, Inc. (3)	81	680
Andersons, Inc./The	34	1,289
Archer-Daniels-Midland Co. (6)	10,739	494,424
Avon Products, Inc. (3)	4,392	19,325
Boston Beer Co., Inc./The (3)	60	8,679
Brown-Forman Corp.	1,471	67,931
Bunge, Ltd. (6)	2,948	233,658
Central Garden & Pet Co. (3)	7	259
Chefs' Warehouse, Inc./The (3)	930	12,927
Coca-Cola Bottling Co. Consolidated	108	22,250
Craft Brew Alliance, Inc. (3)	40	534
Darling Ingredients, Inc. (3)	1,166	16,930
Dean Foods Co.	1,645	32,341
Dr Pepper Snapple Group, Inc.	1,156	113,196
Energizer Holdings, Inc.	72	4,014
Flowers Foods, Inc.	709	13,762
Fresh Del Monte Produce, Inc.	949	56,209
Herbalife, Ltd. (3)(6)	2,106	122,443
Hershey Co./The	1,485	162,236
HRG Group, Inc. (3)	2,165	41,828
Ingles Markets, Inc.	273	11,780
Ingredion, Inc. (6)	3,759	452,696
Inter Parfums, Inc.	138	5,044
Inventure Foods, Inc. (3)	50	221
Kroger Co./The (6)	13,570	400,179
Lancaster Colony Corp.	30	3,865
Lifevantage Corp. (3)	106	569
Lifeway Foods, Inc. (3)	72	773
Mead Johnson Nutrition Co.	178	15,856
MGP Ingredients, Inc.	10	542
Molson Coors Brewing Co.	121	11,581
National Beverage Corp.	48	4,057
Natural Grocers by Vitamin Cottage, Inc. (3)	1,249	12,977
Nu Skin Enterprises, Inc.	1,033	57,373
Nutraceutical International Corp.	6	187
Orchids Paper Products Co.	71	1,704
PepsiCo, Inc. (6)	9,078	1,015,465
Philip Morris International, Inc. (6)	9,817	1,108,339
Primo Water Corp. (3)	381	5,174
Procter & Gamble Co./The	732	65,770
Revlon, Inc. (3)	240	6,684
Rite Aid Corp. (3)	2,133	9,065
SUPERVALU, Inc. (3)	305	1,177
Tootsie Roll Industries, Inc.	19	710
Tyson Foods, Inc. (6)	4,613	284,668
United Natural Foods, Inc. (3)	1,084	46,861
Universal Corp./VA	94	6,651
US Foods Holding Corp. (3)	1,144	32,009
USANA Health Sciences, Inc. (3)	96	5,530
Village Super Market, Inc.	146	3,869
Wal-Mart Stores, Inc. (6)	12,078	870,582
WD-40 Co.	99	10,786

		6,819,879

Energy - 4.0%
Anadarko Petroleum Corp. (6)	9,061	561,782
Apache Corp.	3,470	178,323
Cabot Oil & Gas Corp.	774	18,506
California Resources Corp. (3)	92	1,384
CARBO Ceramics, Inc. (3)	75	978
Carrizo Oil & Gas, Inc. (3)	225	6,449
Chesapeake Energy Corp. (3)	13,663	81,158
Chevron Corp. (6)	3,376	362,481
Clean Energy Fuels Corp. (3)	377	961
Cobalt International Energy, Inc. (3)	3,883	2,071
Contango Oil & Gas Co. (3)	168	1,230
Devon Energy Corp. (6)	12,631	526,965
Diamondback Energy, Inc. (3)	11	1,141
Dril-Quip, Inc. (3)	443	24,166
Ensco PLC	367	3,285
EOG Resources, Inc.	6,380	622,369
EP Energy Corp. (3)	38	181
EQT Corp.	105	6,416
Erin Energy Corp. (3)	378	907
EXCO Resources, Inc. (3)	2,932	1,818
Extraction Oil & Gas, Inc. (3)	16	297
Exxon Mobil Corp. (6)	9,757	800,172
Forum Energy Technologies, Inc. (3)	4	83
Frank's International NV	467	4,936
Gulfport Energy Corp. (3)	609	10,469
Helix Energy Solutions Group, Inc. (3)	180	1,399
Helmerich & Payne, Inc.	108	7,190
HollyFrontier Corp.	55	1,559
Laredo Petroleum, Inc. (3)	344	5,022
Mammoth Energy Services, Inc. (3)	37	796
Marathon Petroleum Corp. (6)	11,922	602,538
Matrix Service Co. (3)	83	1,370
Murphy Oil Corp.	35	1,001
Nabors Industries, Ltd.	55	719
National Oilwell Varco, Inc.	408	16,357
Newfield Exploration Co. (3)(6)	3,471	128,115
Noble Corp. plc	408	2,526
Noble Energy, Inc.	225	7,727
Northern Oil and Gas, Inc. (3)	458	1,191
Oceaneering International, Inc.	2,817	76,284
Oil States International, Inc. (3)	124	4,111
ONEOK, Inc.	3,782	209,674
Panhandle Oil and Gas, Inc.	28	538
Par Pacific Holdings, Inc. (3)	230	3,793
PBF Energy, Inc.	299	6,629
QEP Resources, Inc. (3)(6)	4,545	57,767
Range Resources Corp.	174	5,063
Rice Energy, Inc. (3)	30	711
RigNet, Inc. (3)	34	729
Schlumberger, Ltd.	281	21,946
Seadrill, Ltd. (3)	686	1,132
SM Energy Co.	95	2,282
Southwestern Energy Co. (3)	2,705	22,100
Superior Energy Services, Inc. (3)	290	4,135
Tesco Corp. (3)	537	4,323
Tesoro Corp. (6)	2,078	168,443
TETRA Technologies, Inc. (3)	1,295	5,271
Tidewater, Inc. (3)	68	78
Valero Energy Corp. (6)	8,870	587,992
W&T Offshore, Inc. (3)	489	1,355
Weatherford International PLC (3)	2,432	16,173
Western Refining, Inc.	1,116	39,138
Whiting Petroleum Corp. (3)	574	5,430
WPX Energy, Inc. (3)	830	11,114

		5,252,249

Financials - 16.7%
1st Source Corp.	30	1,409
Access National Corp.	7	210
ACNB Corp.	24	692
Aflac, Inc. (6)	8,424	610,066
Allstate Corp./The	2,619	213,422
Ally Financial, Inc.	7,571	153,918
Altisource Residential Corp.	101	1,540
American Equity Investment Life Holding Co.	669	15,808
American National Bankshares, Inc.	28	1,043
Ameris Bancorp	72	3,319
Ames National Corp.	72	2,203
Aspen Insurance Holdings, Ltd.	1,102	57,359
Associated Banc-Corp	1,484	36,210
Assured Guaranty, Ltd.	2,703	100,308
Atlantic Capital Bancshares, Inc. (3)	66	1,251
Banc of California, Inc.	70	1,449
Bancorp, Inc./The (3)	820	4,182
BancorpSouth, Inc.	388	11,737
Bank Mutual Corp.	124	1,166
Bank of America Corp. (6)	52,290	1,233,521
Bank of Hawaii Corp.	79	6,506
Bank of NT Butterfield & Son, Ltd./The	1,399	44,642
BankFinancial Corp.	278	4,037
BankUnited, Inc.	1,050	39,176
Bar Harbor Bankshares	130	4,300
BB&T Corp. (6)	13,244	592,007
Bear State Financial, Inc.	699	6,571
Beneficial Bancorp, Inc.	401	6,416
Berkshire Hathaway, Inc. (3)(6)	3,198	533,043
BGC Partners, Inc.	40	454
Blue Hills Bancorp, Inc.	362	6,462
BofI Holding, Inc. (3)	155	4,050
BOK Financial Corp.	9	704
Bridge Bancorp, Inc.	316	11,060
Bryn Mawr Bank Corp.	63	2,489
BSB Bancorp, Inc./MA (3)	74	2,091
California First National Bancorp	109	1,766
Capital City Bank Group, Inc.	109	2,332
Capstar Financial Holdings, Inc. (3)	105	2,002
Cascade Bancorp (3)	1,018	7,849
Cathay General Bancorp	527	19,857
Central Pacific Financial Corp.	3	92
Charter Financial Corp./MD	47	924
Chimera Investment Corp. (6)	11,224	226,500
Citigroup, Inc. (6)	17,191	1,028,366
Citizens & Northern Corp.	183	4,260
Citizens Financial Group, Inc. (6)	15,807	546,132
Citizens, Inc./TX (3)	127	944
City Holding Co.	92	5,932
Clifton Bancorp, Inc.	507	8,208
CNA Financial Corp.	169	7,465
CNB Financial Corp./PA	22	526
CNO Financial Group, Inc.	266	5,453
Cohen & Steers, Inc.	69	2,758
Comerica, Inc. (6)	4,397	301,546
Commerce Bancshares, Inc./MO	108	6,065
Community Trust Bancorp, Inc.	32	1,464
CU Bancorp (3)	53	2,101
CVB Financial Corp.	119	2,629
Diamond Hill Investment Group, Inc.	4	778
Dime Community Bancshares, Inc.	73	1,482
Discover Financial Services	2,937	200,861
Donnelley Financial Solutions, Inc. (3)	429	8,275
E*TRADE Financial Corp. (3)	234	8,164
Eagle Bancorp, Inc. (3)	134	8,000
East West Bancorp, Inc.	2,566	132,431
eHealth, Inc. (3)	376	4,527
Encore Capital Group, Inc. (3)	445	13,706
Enterprise Financial Services Corp.	60	2,544
Erie Indemnity Co.	127	15,583

ESSA Bancorp, Inc.	179	2,610
Essent Group, Ltd. (3)(6)	3,349	121,133
EverBank Financial Corp. (6)	287	5,591
Evercore Partners, Inc.	1,948	151,749
Everest Re Group, Ltd.	742	173,487
Farmers Capital Bank Corp.	42	1,697
Farmers National Banc Corp.	101	1,449
FB Financial Corp. (3)	32	1,132
FBR & Co. (3)	349	6,299
FCB Financial Holdings, Inc. (3)	311	15,410
Federated National Holding Co.	229	3,991
Fidelity Southern Corp.	137	3,066
Fifth Third Bancorp (6)	22,043	559,892
Financial Institutions, Inc.	232	7,644
First Bancorp/Southern Pines NC	12	351
First Busey Corp.	89	2,617
First Business Financial Services, Inc.	158	4,102
First Community Financial Partners, Inc. (3)	149	1,900
First Connecticut Bancorp, Inc./Farmington CT	598	14,830
First Defiance Financial Corp.	38	1,881
First Financial Bancorp	1,060	29,097
First Financial Bankshares, Inc.	59	2,366
First Financial Northwest, Inc.	355	6,273
First Foundation, Inc. (3)	142	2,202
First Horizon National Corp.	1,067	19,740
First Internet Bancorp	133	3,924
First Merchants Corp.	190	7,471
First Mid-Illinois Bancshares, Inc.	161	5,448
First Midwest Bancorp, Inc./IL	2,034	48,165
First NBC Bank Holding Co. (3)	203	812
First Northwest Bancorp (3)	700	10,850
First of Long Island Corp./The	120	3,246
Flushing Financial Corp.	174	4,675
Franklin Financial Network, Inc. (3)	155	6,006
Fulton Financial Corp.	2,286	40,805
Genworth Financial, Inc. (3)	535	2,204
Goldman Sachs Group, Inc./The	568	130,481
Great Southern Bancorp, Inc.	121	6,111
Great Western Bancorp, Inc. (6)	3,491	148,053
Greene County Bancorp, Inc.	35	817
Greenlight Capital Re, Ltd. (3)	508	11,227
Guaranty Bancorp	165	4,018
Hancock Holding Co. (6)	4,745	216,135
Hanmi Financial Corp.	19	584
Hanover Insurance Group, Inc./The	77	6,935
HarborOne Bancorp, Inc. (3)	28	532
Heritage Commerce Corp.	654	9,221
Heritage Financial Corp./WA	137	3,391
Heritage Insurance Holdings, Inc.	133	1,698
Hilltop Holdings, Inc.	605	16,619

Home BancShares, Inc./AR	121	3,275
HomeStreet, Inc. (3)	10	280
Hope Bancorp, Inc.	873	16,735
Horizon Bancorp/IN	39	1,023
Huntington Bancshares, Inc./OH	12,869	172,316
Independent Bank Corp./MI	261	5,403
Independent Bank Corp./Rockland MA	41	2,665
Interactive Brokers Group, Inc.	184	6,388
International Bancshares Corp.	5,200	184,080
Invesco Mortgage Capital, Inc.	6,212	95,789
Investment Technology Group, Inc.	142	2,876
JPMorgan Chase & Co. (6)	16,581	1,456,475
Kearny Financial Corp./MD	450	6,773
KeyCorp (6)	31,492	559,928
Ladenburg Thalmann Financial Services, Inc. (3)	440	1,091
Lazard, Ltd. (6)	3,610	166,024
LCNB Corp.	57	1,359
LendingTree, Inc. (3)	25	3,134
Lincoln National Corp.	8,198	536,559
Live Oak Bancshares, Inc.	259	5,607
LPL Financial Holdings, Inc.	126	5,019
Macatawa Bank Corp.	685	6,768
MainSource Financial Group, Inc.	14	461
Manning & Napier, Inc.	204	1,163
MarketAxess Holdings, Inc.	55	10,312
Marsh & McLennan Cos., Inc.	127	9,384
MB Financial, Inc.	46	1,970
MBT Financial Corp.	41	465
Merchants Bancshares, Inc./VT	172	8,376
Meridian Bancorp, Inc.	132	2,416
MetLife, Inc. (6)	11,882	627,607
MFA Financial, Inc. (6)	30,511	246,529
MGIC Investment Corp. (3)(6)	13,069	132,389
Middleburg Financial Corp.	49	1,962
Morgan Stanley (6)	16,003	685,569
Morningstar, Inc.	398	31,283
MutualFirst Financial, Inc.	111	3,502
National Bank Holdings Corp.	25	813
National Bankshares, Inc.	112	4,206
National Commerce Corp. (3)	53	1,940
Nationstar Mortgage Holdings, Inc. (3)	1,664	26,225
Navient Corp. (6)	6,547	96,634
NBT Bancorp, Inc.	133	4,930
New Residential Investment Corp. (6)	14,284	242,542
Nicolet Bankshares, Inc. (3)	82	3,882
Northfield Bancorp, Inc.	792	14,272
Northwest Bancshares, Inc.	174	2,930
Ocwen Financial Corp. (3)	697	3,813
Old Line Bancshares, Inc.	48	1,367
Old Republic International Corp. (6)	8,871	181,678
Old Second Bancorp, Inc.	186	2,093
OM Asset Management Plc	240	3,629
On Deck Capital, Inc. (3)	68	343
OneMain Holdings, Inc. (3)	59	1,466
Opus Bank	209	4,211
Oritani Financial Corp.	7	119
Orrstown Financial Services, Inc.	296	6,616
Owens Realty Mortgage, Inc.	59	1,050
Pacific Mercantile Bancorp (3)	807	6,093
Paragon Commercial Corp. (3)	16	856

Park National Corp.	132	13,886
Patriot National, Inc. (3)	30	85
Peoples Financial Services Corp.	99	4,138
People's Utah Bancorp	111	2,936
PHH Corp. (3)	730	9,293
PJT Partners, Inc.	5	175
Popular, Inc. (6)	6,600	268,818
PRA Group, Inc. (3)	440	14,586
Principal Financial Group, Inc. (6)	9,438	595,632
PrivateBancorp, Inc.	219	13,002
Progressive Corp./The (6)	14,536	569,520
Provident Financial Holdings, Inc.	205	3,823
Provident Financial Services, Inc.	360	9,306
Prudential Financial, Inc. (6)	6,202	661,629
Radian Group, Inc.	1,285	23,079
Raymond James Financial, Inc.	525	40,037
Regions Financial Corp. (6)	39,015	566,888
Reinsurance Group of America, Inc. (6)	4,255	540,300
Renasant Corp.	138	5,477
Republic First Bancorp, Inc. (3)	1,012	8,400
S&P Global, Inc. (6)	5,012	655,269
S&T Bancorp, Inc.	145	5,017
Safeguard Scientifics, Inc. (3)	614	7,798
Santander Consumer USA Holdings, Inc. (3)	1,520	20,246
Seacoast Banking Corp. of Florida (3)	114	2,734
SEI Investments Co.	32	1,614
Selective Insurance Group, Inc. (6)	2,134	100,618
ServisFirst Bancshares, Inc.	45	1,637
Shore Bancshares, Inc.	273	4,562
SI Financial Group, Inc.	198	2,782
Silvercrest Asset Management Group, Inc.	129	1,716
Simmons First National Corp.	64	3,530
Southern First Bancshares, Inc. (3)	59	1,926
Southern Missouri Bancorp, Inc.	27	959
Southern National Bancorp of Virginia, Inc.	361	6,112
State Bank Financial Corp.	288	7,523
Stonegate Bank	56	2,637
Summit Financial Group, Inc.	32	689
Sun Bancorp, Inc./NJ	244	5,954
SunTrust Banks, Inc. (6)	8,680	480,004
Synchrony Financial (6)	16,458	564,509
Synovus Financial Corp.	3,289	134,915
TCF Financial Corp.	11,290	192,156
TD Ameritrade Holding Corp.	577	22,422
Territorial Bancorp, Inc.	48	1,496
Tompkins Financial Corp.	79	6,363
TriCo Bancshares	17	604
Trupanion, Inc. (3)	3	43
TrustCo Bank Corp. NY	631	4,953
UMB Financial Corp.	32	2,410
Umpqua Holdings Corp.	99	1,756
Union Bankshares Corp.	241	8,478
United Community Banks, Inc./GA	3,341	92,512
United Community Financial Corp./OH	364	3,036
United Financial Bancorp, Inc.	277	4,712
United Insurance Holdings Corp.	25	399
Univest Corp. of Pennsylvania	96	2,486
Unum Group (6)	11,902	558,085
US Bancorp (6)	14,524	747,986
Valley National Bancorp	904	10,667
Voya Financial, Inc.	5,254	199,442
Walter Investment Management Corp. (3)	313	338
Washington Trust Bancorp, Inc.	76	3,747
WashingtonFirst Bankshares, Inc.	146	4,088
Webster Financial Corp.	222	11,109
Wells Fargo & Co. (6)	9,721	541,071
WesBanco, Inc.	357	13,605
West Bancorporation, Inc.	139	3,190
Westamerica Bancorporation	287	16,023
Western Alliance Bancorp (3)	1,478	72,555
Western New England Bancorp, Inc.	143	1,502
Westwood Holdings Group, Inc.	12	641
WisdomTree Investments, Inc.	778	7,064
WMIH Corp. (3)	3,196	4,634
World Acceptance Corp. (3)	22	1,139
WSFS Financial Corp.	99	4,549
Zions Bancorporation	959	40,278

		21,690,243

Healthcare - 11.3%
AAC Holdings, Inc. (3)	386	3,293
AbbVie, Inc. (6)	13,145	856,528
Acceleron Pharma, Inc. (3)	254	6,723
AcelRx Pharmaceuticals, Inc. (3)(4)	1,673	5,270
Aceto Corp.	823	13,012
Achillion Pharmaceuticals, Inc. (3)	2,075	8,736
Aclaris Therapeutics, Inc. (3)	72	2,147
Acorda Therapeutics, Inc. (3)	149	3,129
Adamas Pharmaceuticals, Inc. (3)	241	4,218
Addus HomeCare Corp. (3)	96	3,072
Adeptus Health, Inc. (3)(4)	101	182
Aduro Biotech, Inc. (3)	1,041	11,191
Advaxis, Inc. (3)	845	6,904
Adverum Biotechnologies, Inc. (3)	1,546	4,174
Aerie Pharmaceuticals, Inc. (3)	9	408
Aetna, Inc. (6)	4,652	593,363
Aevi Genomic Medicine, Inc. (3)	582	1,083
Agenus, Inc. (3)	1,461	5,508
Agile Therapeutics, Inc. (3)	1,879	6,022
Agilent Technologies, Inc. (6)	5,554	293,640
Agios Pharmaceuticals, Inc. (3)	91	5,314
Aimmune Therapeutics, Inc. (3)	132	2,868
Air Methods Corp. (3)	82	3,526
Akebia Therapeutics, Inc. (3)	674	6,201
Akorn, Inc. (3)	185	4,455
Alder Biopharmaceuticals, Inc. (3)	250	5,200
Alere, Inc. (3)	131	5,205
Alexion Pharmaceuticals, Inc. (3)	484	58,680
Align Technology, Inc. (3)(6)	2,173	249,265
Alkermes PLC (3)	352	20,592
Allscripts Healthcare Solutions, Inc. (3)	3,283	41,628
Almost Family, Inc. (3)	521	25,321
AMAG Pharmaceuticals, Inc. (3)	36	812
American Renal Associates Holdings, Inc. (3)	357	6,026
AmerisourceBergen Corp.	6,320	559,320
Amgen, Inc. (6)	5,433	891,392
Amicus Therapeutics, Inc. (3)	1,313	9,362
Amphastar Pharmaceuticals, Inc. (3)	197	2,857
Ampio Pharmaceuticals, Inc. (3)(4)	6,248	4,998
Anavex Life Sciences Corp. (3)	545	3,128
Anthera Pharmaceuticals, Inc. (3)	1,371	583
Applied Genetic Technologies Corp./DE (3)	551	3,802
Aptevo Therapeutics, Inc. (3)	770	1,586
AquaBounty Technologies, Inc. (3)	17	188
Aratana Therapeutics, Inc. (3)	847	4,489
Ardelyx, Inc. (3)	181	2,290
Arena Pharmaceuticals, Inc. (3)	4,660	6,804
Argos Therapeutics, Inc. (3)	398	180
Array BioPharma, Inc. (3)	464	4,148
Arrowhead Pharmaceuticals, Inc. (3)(4)	1,345	2,488
Asterias Biotherapeutics, Inc. (3)(4)	939	3,193
Atara Biotherapeutics, Inc. (3)	264	5,425
Athersys, Inc. (3)(4)	3,783	6,469
Atrion Corp.	2	936
Audentes Therapeutics, Inc. (3)	131	2,232
Avinger, Inc. (3)(4)	625	1,188
Axovant Sciences, Ltd. (3)	594	8,874
Axsome Therapeutics, Inc. (3)	525	2,048
Baxter International, Inc. (6)	12,131	629,114
Bellicum Pharmaceuticals, Inc. (3)	333	4,109
BioCryst Pharmaceuticals, Inc. (3)	288	2,419
Bio-Path Holdings, Inc. (3)	3,763	3,112
BioScrip, Inc. (3)	847	1,440
BioSpecifics Technologies Corp. (3)	17	932
BioTime, Inc. (3)	877	3,026
Bioverativ, Inc. (3)	377	20,531
Blueprint Medicines Corp. (3)	38	1,520
Bruker Corp.	3,864	90,147
Cantel Medical Corp.	17	1,362
Capital Senior Living Corp. (3)	627	8,816
Cara Therapeutics, Inc. (3)	78	1,434
Cardinal Health, Inc. (6)	5,083	414,519
Castlight Health, Inc. (3)	821	2,997
Catalent, Inc. (3)	723	20,475
Celldex Therapeutics, Inc. (3)	1,778	6,419
Cellular Biomedicine Group, Inc. (3)	619	7,304

Cempra, Inc. (3)	440	1,650
Centene Corp. (3)	186	13,254
Cerus Corp. (3)	219	975
ChemoCentryx, Inc. (3)	442	3,218
Chimerix, Inc. (3)	1,221	7,790
ChromaDex Corp. (3)	751	2,020
Cidara Therapeutics, Inc. (3)	625	4,875
Civitas Solutions, Inc. (3)	557	10,221
Clearside Biomedical, Inc. (3)	135	1,072
Clovis Oncology, Inc. (3)	27	1,719
Coherus Biosciences, Inc. (3)	224	4,738
Collegium Pharmaceutical, Inc. (3)	448	4,507
Community Health Systems, Inc. (3)	569	5,047
Computer Programs & Systems, Inc.	338	9,464
Concert Pharmaceuticals, Inc. (3)	297	5,067
ConforMIS, Inc. (3)	792	4,134
Corcept Therapeutics, Inc. (3)	137	1,502
Corindus Vascular Robotics, Inc. (3)	427	559
CorVel Corp. (3)	428	18,618
Corvus Pharmaceuticals, Inc. (3)	221	4,590
Cotiviti Holdings, Inc. (3)	618	25,727
CR Bard, Inc. (6)	1,386	344,476
Cross Country Healthcare, Inc. (3)	693	9,951
Curis, Inc. (3)	556	1,546
Cytokinetics, Inc. (3)	266	3,418
CytomX Therapeutics, Inc. (3)	278	4,801
CytRx Corp. (3)(4)	12,561	5,580
Depomed, Inc. (3)	445	5,585
Dermira, Inc. (3)	470	16,032
Dimension Therapeutics, Inc. (3)	731	1,279
Diplomat Pharmacy, Inc. (3)	441	7,034
Durect Corp. (3)	8,181	8,590
Dyax Corp. Contingent Value Rights (10) (3)	6,220	0
Dynavax Technologies Corp. (3)	824	4,903
Eagle Pharmaceuticals, Inc./DE (3)	54	4,479
Edge Therapeutics, Inc. (3)	253	2,305
Editas Medicine, Inc. (3)	187	4,174
Edwards Lifesciences Corp. (3)	66	6,209
Egalet Corp. (3)(4)	697	3,555
Eiger BioPharmaceuticals, Inc. (3)	470	5,382
Emergent BioSolutions, Inc. (3)	224	6,505
Enanta Pharmaceuticals, Inc. (3)	69	2,125
Endo International PLC (3)	976	10,892
Endocyte, Inc. (3)	1,734	4,456
Endologix, Inc. (3)	162	1,173
Entellus Medical, Inc. (3)	3	41
Epizyme, Inc. (3)	165	2,830
Esperion Therapeutics, Inc. (3)	114	4,025
Exact Sciences Corp. (3)	153	3,614
Exelixis, Inc. (3)	240	5,201
FibroGen, Inc. (3)	226	5,571
Five Prime Therapeutics, Inc. (3)	554	20,027
Flex Pharma, Inc. (3)	327	1,439
Flexion Therapeutics, Inc. (3)	316	8,504
Fluidigm Corp. (3)	303	1,724
Fortress Biotech, Inc. (3)	885	3,275
Foundation Medicine, Inc. (3)	25	806
Fulgent Genetics, Inc. (3)	11	120
Galena Biopharma, Inc. (3)	1,481	903
Genesis Healthcare, Inc. (3)	1,548	4,087
Genomic Health, Inc. (3)	317	9,982
Geron Corp. (3)(4)	3,616	8,208
Gilead Sciences, Inc. (6)	10,944	743,316
Global Blood Therapeutics, Inc. (3)	146	5,380
GlycoMimetics, Inc. (3)	678	3,682
Halozyme Therapeutics, Inc. (3)	685	8,878
HCA Holdings, Inc. (3)(6)	7,139	635,300
HealthEquity, Inc. (3)	2	85
Heron Therapeutics, Inc. (3)	407	6,105
Hill-Rom Holdings, Inc. (6)	2,343	165,416
HMS Holdings Corp. (3)	2,382	48,426
Hologic, Inc. (3)	1,262	53,698

Horizon Pharma Plc (3)	453	6,695
Idera Pharmaceuticals, Inc. (3)	1,457	3,599
IDEXX Laboratories, Inc. (3)(6)	3,648	564,017
Ignyta, Inc. (3)	358	3,079
Immune Design Corp. (3)	340	2,312
ImmunoGen, Inc. (3)	1,348	5,217
Immunomedics, Inc. (3)	419	2,711
Impax Laboratories, Inc. (3)	913	11,549
INC Research Holdings, Inc. (3)	773	35,442
Infinity Pharmaceuticals, Inc. (3)	435	1,405
Innoviva, Inc. (3)	761	10,525
Inotek Pharmaceuticals Corp. (3)	633	1,266
Inovalon Holdings, Inc. (3)	76	958
Inovio Pharmaceuticals, Inc. (3)	1,289	8,533
Insmed, Inc. (3)	506	8,860
Insys Therapeutics, Inc. (3)(4)	484	5,087
Intellia Therapeutics, Inc. (3)	387	5,453
Intercept Pharmaceuticals, Inc. (3)	46	5,203
Intersect ENT, Inc. (3)	482	8,266
Intra-Cellular Therapies, Inc. (3)	748	12,155
Intrexon Corp. (3)	252	4,995
Invitae Corp. (3)	575	6,360
InVivo Therapeutics Holdings Corp. (3)(4)	1,140	4,617
Ionis Pharmaceuticals, Inc. (3)	283	11,377
iRadimed Corp. (3)	330	2,937
Ironwood Pharmaceuticals, Inc. (3)	115	1,962
Johnson & Johnson (6)	10,313	1,284,484
Kadmon Holdings, Inc. (3)	700	2,534
Karyopharm Therapeutics, Inc. (3)	352	4,520
Keryx Biopharmaceuticals, Inc. (3)	847	5,218
Kindred Healthcare, Inc.	964	8,049
La Jolla Pharmaceutical Co. (3)	159	4,746
Landauer, Inc.	55	2,681
Lannett Co., Inc. (3)	337	7,532
Lexicon Pharmaceuticals, Inc. (3)	114	1,635
LHC Group, Inc. (3)	387	20,859
Lion Biotechnologies, Inc. (3)	490	3,651
Lipocine, Inc. (3)(4)	668	2,605
Loxo Oncology, Inc. (3)	67	2,819
MacroGenics, Inc. (3)	155	2,883
Mallinckrodt PLC (3)	334	14,886
MannKind Corp. (3)(4)	762	1,127
Masimo Corp. (3)(6)	1,248	116,388
MediciNova, Inc. (3)	855	5,121
Medtronic PLC (6)	789	63,562
Merck & Co., Inc. (6)	15,617	992,304

Merrimack Pharmaceuticals, Inc. (4)	1,605	4,943
MiMedx Group, Inc. (3)	517	4,927
Minerva Neurosciences, Inc. (3)	23	186
Mirati Therapeutics, Inc. (3)	1,242	6,458
Momenta Pharmaceuticals, Inc. (3)	223	2,977
Mylan NV (3)	759	29,593
MyoKardia, Inc. (3)	354	4,655
Myovant Sciences, Ltd. (3)	306	3,592
Myriad Genetics, Inc. (3)	280	5,376
NantHealth, Inc. (3)	482	2,391
NantKwest, Inc. (3)(4)	1,705	6,053
Natera, Inc. (3)	213	1,889
National Research Corp.	15	296
Neos Therapeutics, Inc. (3)(4)	376	2,707
NewLink Genetics Corp. (3)	270	6,507
Novan, Inc. (3)	196	1,250
Novavax, Inc. (3)	4,474	5,727
Novocure, Ltd. (3)	382	3,094
Ocular Therapeutix, Inc. (3)(4)	256	2,376
Omeros Corp. (3)	363	5,489
OncoMed Pharmaceuticals, Inc. (3)	1,096	10,094
Ophthotech Corp. (3)	1,092	3,997
OPKO Health, Inc. (3)	1,137	9,096
Organovo Holdings, Inc. (3)(4)	1,651	5,250
Osiris Therapeutics, Inc. (3)	398	1,910
Otonomy, Inc. (3)	1,027	12,581
OvaScience, Inc. (3)	700	1,309
Pacific Biosciences of California, Inc. (3)	83	429
Pacira Pharmaceuticals, Inc./DE (3)	292	13,315
Paratek Pharmaceuticals, Inc. (3)	979	18,846
PAREXEL International Corp. (3)	789	49,794
Pfenex, Inc. (3)	407	2,365
Pfizer, Inc. (6)	32,623	1,116,033
PharMerica Corp. (3)	489	11,443
Phibro Animal Health Corp.	265	7,447
Portola Pharmaceuticals, Inc. (3)	487	19,086
Premier, Inc. (3)	309	9,835
Prestige Brands Holdings, Inc. (3)	504	28,002
Progenics Pharmaceuticals, Inc. (3)	477	4,503
Protagonist Therapeutics, Inc. (3)	54	692
Proteostasis Therapeutics, Inc. (3)	53	414
Providence Service Corp./The (3)	408	18,132
PTC Therapeutics, Inc. (3)	158	1,555
Puma Biotechnology, Inc. (3)	181	6,733
Quality Systems, Inc. (3)	322	4,907
Quest Diagnostics, Inc. (6)	4,654	456,976
Quorum Health Corp. (3)	319	1,735
Ra Pharmaceuticals, Inc. (3)	79	1,682
RadNet, Inc. (3)	190	1,121
Reata Pharmaceuticals, Inc. (3)	30	680
REGENXBIO, Inc. (3)	93	1,795
Regulus Therapeutics, Inc. (3)	1,403	2,315

Repligen Corp. (3)	210	7,392
Retrophin, Inc. (3)	26	480
Revance Therapeutics, Inc. (3)	505	10,504
Rigel Pharmaceuticals, Inc. (3)	1,365	4,518
Rockwell Medical, Inc. (3)	962	6,022
Sangamo Therapeutics, Inc. (3)	1,431	7,441
Sarepta Therapeutics, Inc. (3)	103	3,049
SciClone Pharmaceuticals, Inc. (3)	142	1,392
Seattle Genetics, Inc. (3)	235	14,772
Second Sight Medical Products, Inc. (3)	726	878
Selecta Biosciences, Inc. (3)	20	286
Senseonics Holdings, Inc. (3)	247	442
Seres Therapeutics, Inc. (3)	1,188	13,389
Sorrento Therapeutics, Inc. (3)	868	3,429
Spectrum Pharmaceuticals, Inc. (3)	1,491	9,692
Stemline Therapeutics, Inc. (3)	237	2,026
Stryker Corp.	812	106,900
Sucampo Pharmaceuticals, Inc. (3)	327	3,597
Supernus Pharmaceuticals, Inc. (3)	67	2,097
Surgery Partners, Inc. (3)	131	2,555
Syndax Pharmaceuticals, Inc. (3)	222	3,046
Synergy Pharmaceuticals, Inc. (3)	467	2,176
Synthetic Biologics, Inc. (3)	7,306	4,608
Syros Pharmaceuticals, Inc. (3)	242	3,855
T2 Biosystems, Inc. (3)(4)	1,133	5,960
Tandem Diabetes Care, Inc. (3)	632	758
Teladoc, Inc. (3)	273	6,825
Teligent, Inc. (3)	1,125	8,786
Tenet Healthcare Corp. (3)	104	1,842
Tetraphase Pharmaceuticals, Inc. (3)	350	3,217
TG Therapeutics, Inc. (3)	315	3,670
TherapeuticsMD, Inc. (3)(4)	1,845	13,284
Theravance Biopharma, Inc. (3)	296	10,899
Thermo Fisher Scientific, Inc. (6)	3,091	474,778
Titan Pharmaceuticals, Inc. (3)	920	3,036
Tokai Pharmaceuticals, Inc. (3)	3,281	2,741
TransEnterix, Inc. (3)(4)	2,245	2,716
Trevena, Inc. (3)	722	2,650
Trovagene, Inc. (3)(4)	1,070	1,231
United Therapeutics Corp. (3)(6)	668	90,434
UnitedHealth Group, Inc. (6)	5,785	948,798
Universal American Corp. (3)	117	1,166
US Physical Therapy, Inc.	127	8,293
Veracyte, Inc. (3)	417	3,828
Versartis, Inc. (3)	56	1,196
ViewRay, Inc. (3)	165	1,404
Vital Therapies, Inc. (3)	1,206	4,824
Voyager Therapeutics, Inc. (3)	152	2,012
vTv Therapeutics, Inc. (3)	785	5,142
VWR Corp. (3)	3,618	102,028
WaVe Life Sciences, Ltd. (3)	66	1,815
WellCare Health Plans, Inc. (3)	5	701
XBiotech, Inc. (3)	122	2,012
Xencor, Inc. (3)	24	574
Zafgen, Inc. (3)	853	3,975
ZIOPHARM Oncology, Inc. (3)(4)	2,315	14,677
Zoetis, Inc.	2,071	110,529
Zogenix, Inc. (3)	395	4,286

		14,628,567

Industrials - 10.3%
ACCO Brands Corp. (3)	35	460
Advanced Disposal Services, Inc. (3)	214	4,836
Advanced Drainage Systems, Inc. (3)	96	2,102
AECOM (6)	5,216	185,637
Aerojet Rocketdyne Holdings, Inc. (3)	254	5,512
Aerovironment, Inc. (3)	279	7,820
Air Transport Services Group, Inc. (3)	139	2,231
Allegion PLC (3)	46	3,482
American Airlines Group, Inc. (6)	11,252	475,960
American Superconductor Corp.	256	1,756
American Woodmark Corp. (3)	5	459
AO Smith Corp. (3)	65	3,325
Applied Industrial Technologies, Inc.	2,091	129,328
Astronics Corp.	126	3,998
Avis Budget Group, Inc. (3)	136	4,023
Axon Enterprise, Inc. (3)	104	2,370
AZZ, Inc. (3)	7	417
B/E Aerospace, Inc.	266	17,053
Babcock & Wilcox Enterprises, Inc.	229	2,139
Barnes Group, Inc. (3)	2,422	124,345
Boeing Co./The (6)	4,815	851,581
Brady Corp.	2,248	86,885
Brink's Co./The (6)	779	41,638
Caesarstone, Ltd. (3)	29	1,051
Carlisle Cos., Inc. (6)	3,520	374,563
Cogint, Inc. (3)	439	2,041
Colfax Corp. (3)	62	2,434
Crane Co. (6)	3,232	241,851
CSW Industrials, Inc. (3)	12	440
CSX Corp.	13,892	646,673
Cubic Corp.	33	1,742
Cummins, Inc. (6)	3,933	594,670
Curtiss-Wright Corp.	136	12,411
Delta Air Lines, Inc.	8,546	392,774
Deluxe Corp.	824	59,468
Dover Corp. (6)	6,789	545,496
Dun & Bradstreet Corp./The (6)	1,357	146,475
Eaton Corp. PLC (6)	8,579	636,133
Echo Global Logistics, Inc. (3)	160	3,416
EMCOR Group, Inc.	589	37,078

Energy Recovery, Inc. (3)	6	50
EnerSys (6)	1,775	140,119
Essendant, Inc.	173	2,621
Esterline Technologies Corp. (3)	46	3,958
ExOne Co./The (3)	123	1,253
Expeditors International of Washington, Inc.	488	27,567
Fluor Corp. (6)	8,689	457,215
Fortive Corp. (6)	6,423	386,793
Forward Air Corp.	212	10,085
General Electric Co. (6)	8,203	244,449
Gorman-Rupp Co./The	13	408
HC2 Holdings, Inc. (3)	821	5,090
HD Supply Holdings, Inc. (3)(6)	9,079	373,374
HEICO Corp.	7,039	527,925
Herman Miller, Inc.	1,680	53,004
Hertz Global Holdings, Inc. (3)	162	2,841
Hill International, Inc. (3)	19	79
Hillenbrand, Inc.	707	25,346
HNI Corp.	85	3,918
Hub Group, Inc. (3)	163	7,563
Hubbell, Inc.	39	4,682
Huntington Ingalls Industries, Inc. (6)	1,915	383,460
Huron Consulting Group, Inc. (3)	7	295
Illinois Tool Works, Inc.	1,505	199,367
Ingersoll-Rand PLC (6)	6,050	491,986
InnerWorkings, Inc. (3)	153	1,524
Interface, Inc.	91	1,734
ITT, Inc.	37	1,518
Kansas City Southern	47	4,031
KAR Auction Services, Inc.	106	4,629
Kimball International, Inc.	36	594
KLX, Inc. (3)	47	2,101
L-3 Communications Holdings, Inc.	37	6,116
Landstar System, Inc.	2,300	196,995
LSC Communications, Inc.	259	6,516
LSI Industries, Inc.	61	615
ManpowerGroup, Inc. (6)	4,878	500,336
Masonite International Corp. (3)	50	3,963
Matson, Inc.	761	24,169
Matthews International Corp.	33	2,232
Mistras Group, Inc. (3)	64	1,368
Mobile Mini, Inc.	48	1,464
Moog, Inc. (3)	350	23,573
Mueller Industries, Inc.	200	6,846
National Presto Industries, Inc.	12	1,226
Navistar International Corp. (3)	723	17,800
NL Industries, Inc. (3)	3	19
Omega Flex, Inc.	24	1,147
Owens Corning	294	18,043
Parker-Hannifin Corp.	2,413	386,852
Park-Ohio Holdings Corp.	3	108
Pitney Bowes, Inc. (6)	4,328	56,740

Plug Power, Inc. (3)(4)	1,793	2,474
Ply Gem Holdings, Inc. (3)	14	276
Proto Labs, Inc. (3)	57	2,913
Radiant Logistics, Inc. (3)	712	3,560
Regal Beloit Corp.	1,096	82,912
Robert Half International, Inc.	1,537	75,052
Rockwell Automation, Inc. (6)	2,806	436,922
Rockwell Collins, Inc.	80	7,773
RR Donnelley & Sons Co.	563	6,818
Rush Enterprises, Inc. (3)	124	3,866
Scorpio Bulkers, Inc. (3)	110	1,012
Simpson Manufacturing Co., Inc.	107	4,611
SkyWest, Inc.	203	6,953
SP Plus Corp. (3)	5	169
Sparton Corp. (3)	84	1,763
Spirit AeroSystems Holdings, Inc. (6)	4,061	235,213
Standex International Corp.	15	1,502
Steelcase, Inc.	136	2,278
Swift Transportation Co. (3)	859	17,644
Team, Inc. (3)	16	433
Teledyne Technologies, Inc. (3)	101	12,772
Tetra Tech, Inc.	559	22,835
Textron, Inc.	5,745	273,405
Timken Co./The	2,859	129,227
TRC Cos., Inc. (3)	173	3,019
Trinity Industries, Inc.	3,773	100,173
Triumph Group, Inc.	382	9,837
TrueBlue, Inc. (3)	19	520
UniFirst Corp./MA	60	8,487
Union Pacific Corp.	5,308	562,223
United Continental Holdings, Inc. (3)(6)	7,938	560,740
United Parcel Service, Inc. (6)	2,570	275,761
United Rentals, Inc. (3)(6)	1,024	128,051
Universal Forest Products, Inc.	613	60,405
US Ecology, Inc.	60	2,811
USA Truck, Inc. (3)	297	2,183
WABCO Holdings, Inc. (3)	66	7,750
Wesco Aircraft Holdings, Inc. (3)	272	3,101
WESCO International, Inc. (3)	196	13,632
West Corp. (6)	3,326	81,221
XPO Logistics, Inc. (3)	192	9,195
YRC Worldwide, Inc. (3)	244	2,686

		13,445,958

Information Technology - 21.9%
Accenture PLC (6)	5,979	716,763
Actua Corp. (3)	30	422
ADTRAN, Inc.	178	3,694
Aerohive Networks, Inc. (3)	3,045	12,819
Akamai Technologies, Inc. (3)	200	11,940
ALJ Regional Holdings, Inc. (3)	206	766
Alphabet, Inc. - Class A (3)(6)	160	135,648
Alphabet, Inc. - Class C (3)(6)	1,182	980,540
Amdocs, Ltd.	286	17,443
Amkor Technology, Inc. (3)	2,909	33,715
Analog Devices, Inc. (6)	2,032	166,522
Angie's List, Inc. (3)	782	4,457
Apple, Inc. (6)	16,881	2,425,101
Applied Materials, Inc. (6)	17,871	695,182
Applied Optoelectronics, Inc. (3)	67	3,762
Apptio, Inc. (3)	139	1,630
ARRIS International PLC (3)(6)	3,652	96,595
Aspen Technology, Inc. (3)	3,060	180,295
Autobytel, Inc. (3)	359	4,498
Avid Technology, Inc. (3)	926	4,315
Avnet, Inc. (6)	9,626	440,486
Benefitfocus, Inc. (3)	6	168
Black Box Corp.	311	2,783
Black Knight Financial Services, Inc. (3)	110	4,213
Blackhawk Network Holdings, Inc. (3)	45	1,827
Booz Allen Hamilton Holding Corp. (6)	4,771	168,846
Bottomline Technologies de, Inc. (3)	123	2,909
Broadridge Financial Solutions, Inc. (6)	3,029	205,821
Brocade Communications Systems, Inc. (6)	1,125	14,040
CA, Inc. (6)	17,217	546,123
CACI International, Inc. (3)	778	91,259
Cadence Design Systems, Inc. (3)(6)	18,184	570,978
CalAmp Corp. (3)	267	4,483
Calix, Inc. (3)	710	5,148
Callidus Software, Inc. (3)	47	1,003
Cardtronics PLC (3)	698	32,632
ChannelAdvisor Corp. (3)	86	959
Cirrus Logic, Inc. (3)	1,039	63,057
Cisco Systems, Inc. (6)	31,306	1,058,143
Citrix Systems, Inc. (3)(6)	6,575	548,289
Clearfield, Inc. (3)	129	2,122
CommerceHub, Inc. (3)	51	792
CommScope Holding Co., Inc. (3)	768	32,033
CommVault Systems, Inc. (3)	1,327	67,412
Computer Sciences Corp. (6)	2,205	152,167
Comtech Telecommunications Corp.	85	1,253
Conduent, Inc. (3)(6)	1,757	29,482
Convergys Corp.	635	13,430
CoreLogic, Inc./United States (3)	271	11,035
Coupa Software, Inc. (3)	64	1,626
Cray, Inc. (3)	45	986
Cree, Inc. (3)	221	5,907

CSRA, Inc.	771	22,583
Dell Technologies, Inc. Class V (3)(6)	8,673	555,766
DHI Group, Inc. (3)	211	833
Digimarc Corp. (3)	313	8,451
Diodes, Inc. (3)	122	2,934
DST Systems, Inc.	6	735
eBay, Inc. (3)(6)	19,177	643,772
Electro Scientific Industries, Inc. (3)	52	362
Electronic Arts, Inc. (3)	7,076	633,444
Endurance International Group Holdings, Inc. (3)	194	1,523
EnerNOC, Inc. (3)	826	4,956
Entegris, Inc. (3)	17	398
EPAM Systems, Inc. (3)	81	6,117
Euronet Worldwide, Inc. (3)	61	5,217
Exa Corp. (3)	53	673
ExlService Holdings, Inc. (3)	44	2,084
F5 Networks, Inc. (3)	342	48,759
Facebook, Inc. (3)(6)	4,672	663,658
Fair Isaac Corp.	814	104,965
Finisar Corp. (3)	227	6,206
First Data Corp. (3)	8,391	130,061
Fitbit, Inc. (3)	209	1,237
Forrester Research, Inc.	43	1,709
Fortinet, Inc. (3)	195	7,478
Gartner, Inc. (3)	291	31,425
Genpact, Ltd.	386	9,557
Gigamon, Inc. (3)	297	10,558
Globant SA (3)	14	510
Glu Mobile, Inc. (3)	1,402	3,183
Gogo, Inc. (3)	740	8,140
Guidance Software, Inc. (3)	462	2,726
Hewlett Packard Enterprise Co.	26,648	631,558
Hortonworks, Inc. (3)	1,204	11,811
HP, Inc. (6)	38,826	694,209
IAC/InterActiveCorp (3)	58	4,276
Immersion Corp. (3)	415	3,594
Imperva, Inc. (3)	198	8,128
Infinera Corp. (3)	553	5,657
Information Services Group, Inc. (3)	175	551
Integrated Device Technology, Inc. (3)	223	5,278
Intel Corp. (6)	27,307	984,963
InterDigital, Inc./PA	580	50,054
International Business Machines Corp. (6)	5,426	944,884
Intuit, Inc. (6)	5,070	588,069
IPG Photonics Corp. (3)	8	966
Jabil Circuit, Inc. (6)	4,619	133,581
Jack Henry & Associates, Inc.	146	13,593
Jive Software, Inc. (3)	1,019	4,382
Juniper Networks, Inc.	2,362	65,734
Keysight Technologies, Inc. (3)(6)	6,806	245,969
KLA-Tencor Corp. (6)	6,341	602,839
KVH Industries, Inc. (3)	13	109
Lattice Semiconductor Corp. (3)	335	2,318
Limelight Networks, Inc. (3)	458	1,182
LogMeIn, Inc. (6)	709	69,128
Lumentum Holdings, Inc. (3)	62	3,308
Majesco (3)	182	939
Manhattan Associates, Inc. (3)	215	11,191
ManTech International Corp./VA	33	1,143
Marchex, Inc.	1,500	4,080
Mastercard, Inc. (6)	7,398	832,053
Maxim Integrated Products, Inc. (6)	5,905	265,489
MAXIMUS, Inc.	32	1,990
Maxwell Technologies, Inc. (3)	1,197	6,955
Micron Technology, Inc. (3)(6)	23,745	686,231
Microsemi Corp. (3)	184	9,482

Microsoft Corp. (6)	27,657	1,821,490
MicroStrategy, Inc. (3)	208	39,062
Mitek Systems, Inc. (3)	67	446
MobileIron, Inc. (3)	1,196	5,203
Model N, Inc. (3)	716	7,482
Monolithic Power Systems, Inc.	84	7,736
Motorola Solutions, Inc. (6)	6,565	566,034
NCI, Inc. (3)	35	527
NCR Corp. (3)(6)	2,575	117,626
NeoPhotonics Corp. (3)	7	63
NetApp, Inc. (6)	8,752	366,271
NETGEAR, Inc. (3)	368	18,234
NeuStar, Inc. (3)	151	5,006
NIC, Inc.	2,635	53,227
Nimble Storage, Inc. (3)	176	2,200
Nuance Communications, Inc. (3)	1,138	19,699
Numerex Corp. (3)	302	1,441
NVIDIA Corp.	5,926	645,519
Oclaro, Inc. (3)	68	668
ON Semiconductor Corp. (3)	9,591	148,565
Oracle Corp. (6)	21,264	948,587
Paychex, Inc.	146	8,599
Pegasystems, Inc.	243	10,656
PFSweb, Inc. (3)	528	3,448
Photronics, Inc. (3)	142	1,519
Power Integrations, Inc.	117	7,693
Progress Software Corp.	897	26,058
QUALCOMM, Inc. (6)	14,010	803,333
Quantenna Communications, Inc. (3)	7	146
QuinStreet, Inc. (3)	1,176	4,586
Quotient Technology, Inc. (3)	142	1,356
Rambus, Inc. (3)	371	4,875
Rapid7, Inc. (3)	677	10,141
RealNetworks, Inc. (3)	298	1,442
Reis, Inc.	62	1,110
Rightside Group, Ltd. (3)	184	1,825
Rosetta Stone, Inc. (3)	503	4,904
Rubicon Project, Inc./The (3)	1,007	5,931
Sabre Corp.	158	3,348
Sanmina Corp. (3)(6)	2,367	96,100
Science Applications International Corp.	1,407	104,681
SecureWorks Corp. (3)	335	3,183
Semtech Corp. (3)(6)	2,106	71,183
ServiceSource International, Inc. (3)	94	365
ShoreTel, Inc. (3)	729	4,483
Sigma Designs, Inc. (3)	185	1,156
Silicon Laboratories, Inc. (3)	270	19,859
Silver Spring Networks, Inc. (3)	587	6,627
Skyworks Solutions, Inc.	770	75,445
Sonus Networks, Inc. (3)	916	6,036
Stamps.com, Inc. (3)	2	237
Stratasys, Ltd. (3)	70	1,434
SunPower Corp. (3)	210	1,281
Symantec Corp. (6)	20,578	631,333
Synaptics, Inc. (3)	132	6,535
Synchronoss Technologies, Inc. (3)	347	8,467
Synopsys, Inc. (3)(6)	8,455	609,859
Syntel, Inc.	115	1,935
Take-Two Interactive Software, Inc. (3)	267	15,825
Telenav, Inc. (3)	490	4,239
TeleTech Holdings, Inc.	113	3,345
Teradata Corp. (3)	233	7,251
Texas Instruments, Inc. (6)	9,468	762,742
TiVo Corp.	1,720	32,250
Travelport Worldwide, Ltd.	3,832	45,103
Unisys Corp. (3)	668	9,319
VASCO Data Security International, Inc. (3)	14	189
Veeco Instruments, Inc. (3)	41	1,224
Verint Systems, Inc. (3)	90	3,904
Versum Materials, Inc.	1,637	50,092
VirnetX Holding Corp. (3)(4)	1,719	3,954
Virtusa Corp. (3)	68	2,055
Web.com Group, Inc. (3)	20	386
Western Digital Corp.	99	8,170
Western Union Co./The (6)	4,726	96,174
Workiva, Inc. (3)	747	11,691
Xerox Corp. (6)	28,771	211,179
Xilinx, Inc.	74	4,284
Xperi Corp.	78	2,648
Zillow Group, Inc. (3)(6)	9,142	307,811
Zix Corp. (3)	562	2,703

		28,306,026

Materials - 2.8%
A Schulman, Inc.	119	3,743
AdvanSix, Inc. (3)	17	464
AgroFresh Solutions, Inc. (3)	427	1,866
Albemarle Corp.	88	9,296
American Vanguard Corp.	112	1,859
Avery Dennison Corp. (6)	1,854	149,432
Axalta Coating Systems, Ltd. (3)	190	6,118
Berry Global Group, Inc. (3)	263	12,774
Boise Cascade Co. (3)	370	9,879
Cabot Corp.	1,296	77,643
Calgon Carbon Corp.	96	1,402
Celanese Corp.	1,655	148,702
CF Industries Holdings, Inc.	384	11,270
Chemours Co./The	207	7,970
Chemtura Corp. (3)	178	5,945
Codexis, Inc. (3)	269	1,291
Crown Holdings, Inc. (3)	462	24,463
Deltic Timber Corp.	23	1,797
Domtar Corp.	1,835	67,014
Eagle Materials, Inc.	1,602	155,618
Eastman Chemical Co.	126	10,181
Flotek Industries, Inc. (3)	57	729
Forterra, Inc. (3)	216	4,212
Freeport-McMoRan, Inc. (3)(6)	22,332	298,356
GCP Applied Technologies, Inc. (3)(6)	1,344	43,882
Graphic Packaging Holding Co.	1,610	20,721
Greif, Inc.	148	8,153
Hawkins, Inc.	9	441
HB Fuller Co.	140	7,218
Headwaters, Inc. (3)	203	4,766
Huntsman Corp.	85	2,086
Innospec, Inc.	496	32,116
International Paper Co. (6)	10,096	512,675
Louisiana-Pacific Corp. (3)	200	4,964
LSB Industries, Inc. (3)	38	356
LyondellBasell Industries NV (6)	6,899	629,120
Minerals Technologies, Inc.	218	16,699
Multi Packaging Solutions International, Ltd. (3)	59	1,059
Myers Industries, Inc.	49	777
NewMarket Corp.	43	19,489
Newmont Mining Corp. (6)	8,211	270,635
Nucor Corp. (6)	6,702	400,243
Olin Corp.	274	9,006
Owens-Illinois, Inc. (3)	4,280	87,226
PolyOne Corp.	308	10,500
Quaker Chemical Corp.	3	395
Reliance Steel & Aluminum Co. (6)	3,025	242,061
RPM International, Inc.	261	14,363
Scotts Miracle-Gro Co./The	30	2,802
Sealed Air Corp.	436	19,001
Sensient Technologies Corp.	180	14,267
Sonoco Products Co.	383	20,268
Steel Dynamics, Inc. (6)	4,632	161,008
Stepan Co.	27	2,128
Summit Materials, Inc. (3)	125	3,089
Tahoe Resources, Inc.	584	4,690
TerraVia Holdings, Inc. (3)(4)	1,804	1,307
Trecora Resources (3)	33	366
Tredegar Corp.	75	1,316
Trinseo SA	1,091	73,206
UFP Technologies, Inc. (3)	48	1,243

		3,655,666

Real Estate Investment Trust - 4.1%
Alexander & Baldwin, Inc.	95	4,229
American Assets Trust, Inc.	139	5,816
American Campus Communities, Inc.	635	30,220
Apartment Investment & Management Co.	496	21,998
Apple Hospitality REIT, Inc.	1,844	35,220
Brandywine Realty Trust	478	7,758
Brixmor Property Group, Inc.	382	8,198
Camden Property Trust	202	16,253
Care Capital Properties, Inc.	84	2,257
CatchMark Timber Trust, Inc.	1,331	15,333
CBL & Associates Properties, Inc.	4,663	44,485
CBRE Group, Inc. (3)(6)	17,619	612,965
Cedar Realty Trust, Inc.	2,632	13,213
Chatham Lodging Trust	33	652
Chesapeake Lodging Trust	77	1,845
City Office REIT, Inc.	148	1,798
Colony NorthStar, Inc.	11,265	145,431
Columbia Property Trust, Inc.	443	9,857
Community Healthcare Trust, Inc.	320	7,648
CoreCivic, Inc.	942	29,598
CoreSite Realty Corp.	61	5,493
Corporate Office Properties Trust	5,978	197,872
DCT Industrial Trust, Inc.	563	27,092
DiamondRock Hospitality Co.	8,856	98,744
Douglas Emmett, Inc.	642	24,653
Duke Realty Corp.	767	20,149
DuPont Fabros Technology, Inc.	752	37,292
Easterly Government Properties, Inc.	204	4,037
EPR Properties	26	1,914
Equity Commonwealth (3)	1,073	33,499
Equity LifeStyle Properties, Inc.	833	64,191
Farmland Partners, Inc.	844	9,427
FelCor Lodging Trust, Inc.	631	4,739
First Industrial Realty Trust, Inc.	261	6,950
First Potomac Realty Trust	296	3,043
Forest City Realty Trust, Inc.	932	20,299
Forestar Group, Inc. (3)	131	1,788
Franklin Street Properties Corp.	134	1,627
Gaming and Leisure Properties, Inc. (6)	10,446	349,105
GEO Group, Inc./The	981	45,489
Getty Realty Corp.	27	682
Global Medical REIT, Inc.	616	5,593
HCP, Inc.	214	6,694
Healthcare Trust of America, Inc.	644	20,260
Highwoods Properties, Inc.	537	26,383
Hospitality Properties Trust (6)	14,188	447,348
Host Hotels & Resorts, Inc.	2,434	45,418
Hudson Pacific Properties, Inc.	124	4,295
InfraREIT, Inc.	325	5,850
Investors Real Estate Trust	329	1,951
Iron Mountain, Inc.	609	21,723
Jones Lang LaSalle, Inc.	1,790	199,496
Kennedy-Wilson Holdings, Inc.	90	1,998
Kilroy Realty Corp.	203	14,632
Kimco Realty Corp.	634	14,005
Lamar Advertising Co.	2,165	161,812
LaSalle Hotel Properties	3,669	106,218
Lexington Realty Trust (6)	20,226	201,855
Liberty Property Trust (6)	11,216	432,377
LTC Properties, Inc.	248	11,879
Mack-Cali Realty Corp.	79	2,128
Marcus & Millichap, Inc. (3)	68	1,671
MedEquities Realty Trust, Inc.	140	1,569
Medical Properties Trust, Inc.	189	2,436
Mid-America Apartment Communities, Inc.	349	35,507
Monogram Residential Trust, Inc.	1,734	17,288
National Health Investors, Inc. (6)	4,085	296,694
National Storage Affiliates Trust	63	1,506
New Senior Investment Group, Inc.	455	4,641

NorthStar Realty Europe Corp.	636	7,371
Omega Healthcare Investors, Inc.	201	6,631
Outfront Media, Inc.	1,722	45,719
Park Hotels & Resorts, Inc.	2,570	65,972
Parkway, Inc.	670	13,326
Pennsylvania Real Estate Investment Trust	1,203	18,213
Piedmont Office Realty Trust, Inc.	500	10,690
Potlatch Corp.	1,704	77,873
PS Business Parks, Inc.	314	36,035
QTS Realty Trust, Inc.	99	4,826
Quality Care Properties, Inc. (3)	361	6,808
Ramco-Gershenson Properties Trust	334	4,683
Rayonier, Inc.	386	10,939
Realogy Holdings Corp.	926	27,586
Retail Properties of America, Inc.	406	5,855
RLJ Lodging Trust (6)	5,727	134,642
Ryman Hospitality Properties, Inc. (6)	2,008	124,155
Sabra Health Care REIT, Inc.	877	24,495
Saul Centers, Inc.	225	13,865
Select, Inc.ome REIT	266	6,860
Senior Housing Properties Trust	1,258	25,475
Seritage Growth Properties	190	8,199
Silver Bay Realty Trust Corp.	93	1,997
Spirit Realty Capital, Inc.	612	6,200
St Joe Co./The (3)	114	1,944
STORE Capital Corp.	183	4,370
Stratus Properties, Inc.	16	438
Sun Communities, Inc.	673	54,062
Sunstone Hotel Investors, Inc.	10,054	154,128
Tanger Factory Outlet Centers, Inc.	476	15,599
Taubman Centers, Inc.	635	41,923
Terreno Realty Corp.	178	4,984
Tier REIT, Inc.	141	2,448
Trinity Place Holdings, Inc. (3)	35	256
Uniti Group, Inc.	3,488	90,165
Universal Health Realty, Inc.ome Trust	114	7,353
Urban Edge Properties	121	3,182
Urstadt Biddle Properties, Inc.	401	8,245
VEREIT, Inc.	2,315	19,654
Vornado Realty Trust	34	3,411
Washington Prime Group, Inc.	2,258	19,622
Washington Real Estate Investment Trust	379	11,855
Weingarten Realty Investors	190	6,344
WP Carey, Inc.	592	36,834
Xenia Hotels & Resorts, Inc.	5,953	101,618

		5,342,936

Telecommunication Services - 2.3%
AT&T, Inc. (6)	26,461	1,099,455
ATN International, Inc.	203	14,295
Boingo Wireless, Inc. (3)	122	1,585
CenturyLink, Inc. (6)	19,758	465,696
Cincinnati Bell, Inc. (3)	507	8,974
Cogent Communications Holdings, Inc.	640	27,552
Consolidated Communications Holdings, Inc.	420	9,836
FairPoint Communications, Inc. (3)	203	3,370
Frontier Communications Corp.	2,994	6,407
General Communication, Inc. (3)	591	12,293
Global Telesystems,, Inc.. (3)	712	12,510
Globalstar, Inc. (3)	1,942	3,107
Hawaiian Telcom Holdco, Inc. (3)	350	8,019
IDT Corp.	83	1,056
Intelsat SA (3)	715	2,967
Iridium Communications, Inc. (3)	75	724
Level 3 Communications, Inc. (3)	1,791	102,481
Lumos Networks Corp. (3)	53	938
NII Holdings, Inc. (3)	214	278
ORBCOMM, Inc. (3)	1,861	17,773
pdvWireless, Inc. (3)	373	8,150
Shenandoah Telecommunications Co.	211	5,919
Straight Path Communications, Inc. (3)	124	4,460
Telephone & Data Systems, Inc. (6)	2,528	67,017
United States Cellular Corp. (3)	197	7,354
Verizon Communications, Inc. (3)(6)	21,370	1,041,788
Vonage Holdings Corp. (3)	3,250	20,540
Windstream Holdings, Inc. (4)	1,696	9,243
Zayo Group Holdings, Inc. (3)	932	30,663

		2,994,450
Utilities - 3.7%
AES Corp./VA (6)	27,597	308,534
American States Water Co.	477	21,131
AquaVenture Holdings, Ltd. (3)	325	5,548
CenterPoint Energy, Inc. (6)	13,975	385,291
Consolidated Water Co., Ltd.	239	2,784
Edison International (6)	904	71,967
El Paso Electric Co.	1,987	100,344
Exelon Corp. (6)	16,926	608,997
FirstEnergy Corp.	17,501	556,882
Genie Energy, Ltd.	440	3,186
Global Water Resources, Inc.	393	3,419
MDU Resources Group, Inc.	82	2,244
Middlesex Water Co.	201	7,427
NiSource, Inc. (6)	22,958	546,171
NRG Energy, Inc.	1,573	29,415
NRG Yield, Inc.	2,796	48,622
OGE Energy Corp.	5,896	206,242
Pinnacle West Capital Corp.	2,847	237,383
Portland General Electric Co. (6)	9,338	414,794
SJW Group	184	8,872
Southwest Gas Holdings, Inc. (6)	5,127	425,080
Spark Energy, Inc.	88	2,812
UGI Corp.	11,507	568,446
Westar Energy, Inc.	4,259	231,136

		4,796,727

Total Common Stocks - Long	(Cost $107,447,505)	115,437,101

Money Market Registered Investment Companies - 5.6%

Morgan Stanley Government Institutional Fund, 0.60% (5)	143,510	143,510
Meeder Institutional Prime Money Market Fund, 0.85% (7)	7,130,433	7,131,146

Total Money Market Registered Investment Companies	(Cost $7,274,948)	7,274,656

Bank Obligations - 0.4%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (8)	249,000	249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (8)	249,430	249,430

Total Bank Obligations	(Cost $498,430)	498,430

Corporate Obligations - 0.0%

Mueller Industries 6.0% 03/01/2027	1,000	993

Total Corporate Obligations	(Cost $1,000)	993

Registered Investment Companies - 2.6%

iShares MSCI EAFE Index Fund (6)(11)	55,000		3,425,950

Total Registered Investment Companies	(Cost $3,293,736)		3,425,950

Total Investments - Long - 97.4%	(Cost $118,515,619)	(2)	126,637,130

Total Securities Sold Short - (35.2%)	(Proceeds Received $(44,432,660))		(45,813,516)

Other Assets less Liabilities - 37.8%			49,195,802

Total Net Assets - 100.0%			130,019,416

Common Stocks - Short - (35.2%)

Consumer Discretionary - (5.6%)
1-800-Flowers.com, Inc. (3)	(363)	(3,703)
Advance Auto Parts, Inc.	(479)	(71,017)
AMC Entertainment Holdings, Inc.	(185)	(5,818)
American Axle & Manufacturing Holdings, Inc. (3)	(431)	(8,094)
America's Car-Mart, Inc./TX (3)	(199)	(7,254)
Asbury Automotive Group, Inc. (3)	(68)	(4,087)
AV Homes, Inc. (3)	(53)	(872)
Beazer Homes USA, Inc. (3)	(323)	(3,918)
Bojangles', Inc. (3)	(8)	(164)
Boot Barn Holdings, Inc. (3)	(49)	(485)
Bright Horizons Family Solutions, Inc. (3)	(181)	(13,121)
Buffalo Wild Wings, Inc. (3)	(32)	(4,888)
Caesars Acquisition Co. (3)	(328)	(5,051)
CalAtlantic Group, Inc.	(5,014)	(187,774)
Camping World Holdings, Inc.	(131)	(4,223)
Career Education Corp. (3)	(1,486)	(12,928)
CarMax, Inc. (3)	(6,404)	(379,245)
Carter's, Inc.	(9)	(808)
Century Communities, Inc. (3)	(3)	(76)
Charter Communications, Inc. (3)	(1,588)	(519,784)
Chipotle Mexican Grill, Inc. (3)	(395)	(175,980)
Cooper Tire & Rubber Co.	(152)	(6,741)
Core-Mark Holding Co., Inc.	(656)	(20,461)
Cracker Barrel Old Country Store, Inc.	(14)	(2,230)
Deckers Outdoor Corp. (3)	(3)	(179)
Del Taco Restaurants, Inc. (3)	(139)	(1,843)
Delta Apparel, Inc. (3)	(153)	(2,697)
Dollar Tree, Inc. (3)	(6,652)	(521,916)
DSW, Inc.	(126)	(2,606)
Eldorado Resorts, Inc. (3)	(122)	(2,309)
Etsy, Inc. (3)	(20)	(213)
EW Scripps Co./The (3)	(1,723)	(40,387)
Finish Line, Inc./The	(113)	(1,608)
Five Below, Inc. (3)	(1,295)	(56,086)
Fox Factory Holding Corp. (3)	(221)	(6,343)
Gaia, Inc. (3)	(352)	(3,502)
GameStop Corp.	(137)	(3,089)
Garmin, Ltd.	(656)	(33,528)
Gentex Corp.	(505)	(10,772)
Golden Entertainment, Inc.	(353)	(4,670)
Group 1 Automotive, Inc.	(62)	(4,593)
Hanesbrands, Inc.	(5,772)	(119,827)
Horizon Global Corp. (3)	(298)	(4,136)
Hyatt Hotels Corp. (3)	(405)	(21,862)
Iconix Brand Group, Inc. (3)	(293)	(2,203)
IMAX Corp. (3)	(1,307)	(44,438)
Intrawest Resorts Holdings, Inc. (3)	(283)	(7,078)
Isle of Capri Casinos, Inc. (3)	(668)	(17,608)
JC Penney Co., Inc. (3)	(102)	(628)
Johnson Controls, Inc.	(4,271)	(179,895)
Johnson Outdoors, Inc. (3)	(1)	(37)
Kate Spade & Co.	(377)	(8,758)
L Brands, Inc.	(7,237)	(340,863)
LCI Industries	(19)	(1,896)

Liberty Broadband Corp. (3)	(6,114)	(520,240)
Liberty Expedia Holdings, Inc. (3)	(73)	(3,320)
Liberty Media Corp-Liberty Formula One (3)	(1,630)	(55,665)
Lions Gate Entertainment Corp.	(1)	(27)
Lithia Motors, Inc.	(36)	(3,083)
Lululemon Athletica, Inc. (3)	(2,464)	(127,808)
Madison Square Garden Co./The (3)	(857)	(171,151)
Marcus Corp./The	(126)	(4,045)
Marriott International, Inc./MD	(5,930)	(558,487)
Marriott Vacations Worldwide Corp.	(6)	(600)
Meredith Corp.	(132)	(8,527)
Metaldyne Performance Group, Inc.	(999)	(22,827)
Modine Manufacturing Co. (3)	(264)	(3,221)
Monro Muffler Brake, Inc.	(704)	(36,678)
Murphy USA, Inc. (3)	(264)	(19,383)
Nathan's Famous, Inc. (3)	(1)	(63)
Newell Brands, Inc.	(4,560)	(215,095)
NIKE, Inc.	(9,204)	(512,939)
Norwegian Cruise Line Holdings, Ltd. (3)	(2,358)	(119,621)
Nutrisystem, Inc.	(52)	(2,886)
Ollie's Bargain Outlet Holdings, Inc. (3)	(164)	(5,494)
O'Reilly Automotive, Inc. (3)	(1,057)	(285,221)
Overstock.com, Inc. (3)	(7)	(120)
Oxford Industries, Inc.	(45)	(2,577)
Panera Bread Co. (3)	(682)	(178,595)
Party City Holdco, Inc. (3)	(1,435)	(20,162)
PetMed Express, Inc.	(134)	(2,699)
Pier 1 Imports, Inc.	(372)	(2,664)
Planet Fitness, Inc.	(285)	(5,492)
Radio One, Inc. (3)	(169)	(558)
Ralph Lauren Corp.	(28)	(2,285)
Red Rock Resorts, Inc.	(36)	(798)
Regal Entertainment Group	(188)	(4,245)
Saga Communications, Inc.	(3)	(153)
Salem Media Group, Inc.	(426)	(3,174)
Scientific Games Corp. (3)	(35)	(828)
Signet Jewelers, Ltd.	(659)	(45,649)
Sonic Automotive, Inc.	(1,004)	(20,130)
Sotheby's (3)	(21)	(955)
Spartan Motors, Inc.	(670)	(5,360)
Standard Motor Products, Inc.	(253)	(12,432)
Starbucks Corp.	(3,057)	(178,498)
Stein Mart, Inc.	(149)	(448)
Stoneridge, Inc. (3)	(172)	(3,120)
Strattec Security Corp.	(28)	(778)
Superior Industries International, Inc.	(24)	(608)
Superior Uniform Group, Inc.	(41)	(763)
Taylor Morrison Home Corp. (3)	(146)	(3,113)
TEGNA, Inc.	(63)	(1,614)
Tesla, Inc. (3)	(2,003)	(557,435)
Thor Industries, Inc.	(37)	(3,557)
Tilly's, Inc.	(253)	(2,282)
Tower International, Inc.	(453)	(12,276)
Tribune Media Co.	(1,471)	(54,824)
tronc, Inc.	(212)	(2,951)
UCP, Inc. (3)	(165)	(1,675)
Under Armour, Inc. (3)	(26,868)	(531,449)
Unifi, Inc. (3)	(182)	(5,167)
Unique Fabricating, Inc.	(85)	(1,023)
Vail Resorts, Inc.	(442)	(84,820)
Viacom, Inc.	(258)	(12,578)
Vista Outdoor, Inc. (3)	(172)	(3,541)
West Marine, Inc.	(261)	(2,490)
William Lyon Homes (3)	(407)	(8,392)
Wingstop, Inc.	(283)	(8,003)
Winnebago Industries, Inc.	(198)	(5,792)
World Wrestling Entertainment, Inc.	(146)	(3,244)
Wynn Resorts, Ltd.	(338)	(38,738)

		(7,398,728)

Consumer Staples - (3.3%)
Alliance One International, Inc. (3)	(211)	(2,711)
B&G Foods, Inc.	(175)	(7,044)
Calavo Growers, Inc.	(10)	(606)
Casey's General Stores, Inc.	(240)	(26,940)
Central Garden & Pet Co. (3)	(52)	(1,805)
Coca-Cola Co./The	(1,208)	(51,268)
Colgate-Palmolive Co.	(6,258)	(458,023)
Constellation Brands, Inc.	(3,238)	(524,783)
Costco Wholesale Corp.	(2,989)	(501,225)
Coty, Inc.	(15,735)	(285,276)
CVS Health Corp.	(2,833)	(222,391)
Edgewell Personal Care Co. (3)	(1,528)	(111,758)
Estee Lauder Cos., Inc./The	(319)	(27,048)
Farmer Brothers Co. (3)	(7)	(247)
Freshpet, Inc. (3)	(48)	(528)
Hain Celestial Group, Inc./The (3)	(2,135)	(79,422)
Hormel Foods Corp.	(4,937)	(170,968)
John B Sanfilippo & Son, Inc.	(39)	(2,854)
Kraft Heinz Co./The	(4,815)	(437,250)
Limoneira Co.	(25)	(523)
Medifast, Inc.	(56)	(2,485)
Mondelez International, Inc.	(11,705)	(504,251)
Monster Beverage Corp. (3)	(11,205)	(517,335)
Oil-Dri Corp. of America	(73)	(2,721)
Omega Protein Corp.	(104)	(2,085)
Post Holdings, Inc. (3)	(80)	(7,002)
PriceSmart, Inc.	(747)	(68,873)
Seneca Foods Corp. (3)	(63)	(2,274)
Snyder's-Lance, Inc.	(189)	(7,619)
Sprouts Farmers Market, Inc. (3)	(900)	(20,808)
TreeHouse Foods, Inc. (3)	(1,343)	(113,698)
Turning Point Brands, Inc. (3)	(348)	(5,429)
Vector Group, Ltd.	(369)	(7,675)
WhiteWave Foods Co./The (3)	(1,120)	(62,888)

		(4,237,813)

Energy - (1.0%)
Abraxas Petroleum Corp. (3)	(881)	(1,780)
Archrock, Inc.	(800)	(9,920)
Ardmore Shipping Corp.	(340)	(2,737)
Atwood Oceanics, Inc. (3)	(968)	(9,225)
Callon Petroleum Co. (3)	(264)	(3,474)
Cheniere Energy, Inc. (3)	(3,935)	(186,007)
Clayton Williams Energy, Inc. (3)	(9)	(1,189)
CONSOL Energy, Inc. (3)	(1,431)	(24,012)
Continental Resources, Inc./OK (3)	(170)	(7,721)
Dawson Geophysical Co. (3)	(952)	(5,293)
Denbury Resources, Inc. (3)	(609)	(1,571)
DHT Holdings, Inc.	(426)	(1,904)
Dorian LPG, Ltd. (3)	(131)	(1,379)
Earthstone Energy, Inc. (3)	(19)	(242)
Eclipse Resources Corp. (3)	(1,579)	(4,011)
Era Group, Inc. (3)	(519)	(6,882)
Evolution Petroleum Corp.	(583)	(4,664)
Exterran Corp. (3)	(14)	(440)
Fairmount Santrol Holdings, Inc. (3)	(446)	(3,269)
GasLog, Ltd.	(1,740)	(26,709)
Gener8 Maritime, Inc. (3)	(745)	(4,224)
Geospace Technologies Corp. (3)	(196)	(3,181)
Green Plains, Inc.	(123)	(3,044)
Hess Corp.	(1,853)	(89,333)
Hornbeck Offshore Services, Inc. (3)	(80)	(354)
Independence Contract Drilling, Inc. (3)	(167)	(920)
International Seaways, Inc. (3)	(578)	(11,051)
Jones Energy, Inc. (3)	(1,693)	(4,317)
Matador Resources Co. (3)	(1,163)	(27,668)
McDermott International, Inc. (3)	(487)	(3,287)
Natural Gas Services Group, Inc. (3)	(87)	(2,266)
Navios Maritime Acquisition Corp.	(5,822)	(10,014)
Newpark Resources, Inc. (3)	(245)	(1,985)
Occidental Petroleum Corp.	(8,559)	(542,298)
Overseas Shipholding Group, Inc. (3)	(1,113)	(4,296)
Pacific Ethanol, Inc. (3)	(627)	(4,295)
PHI, Inc. (3)	(322)	(3,858)
Pioneer Energy Services Corp. (3)	(1,645)	(6,580)
Renewable Energy Group, Inc. (3)	(138)	(1,442)
REX American Resources Corp. (3)	(44)	(3,982)
Ring Energy, Inc. (3)	(316)	(3,419)
Rowan Cos. Plc (3)	(35)	(545)
RPC, Inc.	(3,610)	(66,099)
RSP Permian, Inc. (3)	(29)	(1,201)
SEACOR Holdings, Inc. (3)	(18)	(1,245)
SemGroup Corp.	(1,600)	(57,600)
Ship Finance International, Ltd.	(1,123)	(16,508)
Smart Sand, Inc. (3)	(256)	(4,160)
SRC Energy, Inc. (3)	(3,256)	(27,481)
Targa Resources Corp.	(208)	(12,459)
Teekay Corp.	(93)	(851)
Teekay Tankers, Ltd.	(2,400)	(4,920)
Unit Corp. (3)	(298)	(7,200)
US Silica Holdings, Inc.	(258)	(12,381)
Willbros Group, Inc. (3)	(317)	(869)

		(1,247,762)

Financials - (4.2%)
AG Mortgage Investment Trust (3)	(919)	(16,588)
Allied World Assurance Co. Holdings AG (3)	(172)	(9,133)
Ambac Financial Group, Inc. (3)	(636)	(11,995)
American Capital Age (3)	(155)	(3,083)
American International Group, Inc.	(8,392)	(523,913)
AMERISAFE, Inc.	(55)	(3,570)
AmTrust Financial Services, Inc.	(81)	(1,495)
Anworth Mortgage Asset Corp.	(297)	(1,648)
Apollo Commercial Real Estate Finance, Inc.	(554)	(10,421)
Ares Commercial Real Estate Corp.	(628)	(8,403)
Argo Group International Holdings, Ltd.	(106)	(7,187)
Arlington Asset Investment Corp.	(481)	(6,797)
Arthur J Gallagher & Co.	(42)	(2,375)
Associated Capital Group, Inc.	(182)	(6,579)
Assurant, Inc.	(19)	(1,818)
Astoria Financial Corp.	(3,061)	(62,781)
Atlas Financial Holdings, Inc. (3)	(63)	(860)
Axis Capital Holdings, Ltd.	(184)	(12,334)
B. Riley Financial, Inc.	(32)	(480)
Baldwin & Lyons, Inc.	(129)	(3,154)
Bank of the Ozarks, Inc.	(6,198)	(322,358)
Banner Corp.	(3,481)	(193,683)
BlackRock, Inc.	(101)	(38,735)
Blue Capital Reinsurance Holdings, Ltd.	(213)	(4,111)
Capital Bank Financial Corp.	(1,688)	(73,259)
Capitol Federal Financial, Inc.	(2,139)	(31,294)
Capstead Mortgage Corp.	(1,124)	(11,847)
Central Valley Community Bancorp	(17)	(349)
Cincinnati Financial Corp.	(3,319)	(239,864)
CME Group, Inc.	(4,204)	(499,435)
Cowen Group, Inc. (3)	(56)	(837)
Credit Acceptance Corp. (3)	(62)	(12,363)
CYS Investments, Inc.	(500)	(3,975)
Donegal Group, Inc.	(110)	(1,938)
Dynex Capital, Inc.	(916)	(6,494)
Employers Holdings, Inc.	(179)	(6,793)
Enova International, Inc. (3)	(780)	(11,583)
EZCORP, Inc. (3)	(2,016)	(16,430)
Federal Agricultural Mortgage Corp.	(84)	(4,836)
Fidelity & Guaranty Life	(120)	(3,336)
Fifth Street Asset Management, Inc.	(410)	(1,886)
Financial Engines, Inc.	(1,147)	(49,952)
First BanCorp/Puerto Rico (3)	(1,165)	(6,582)
First Hawaiian, Inc.	(2,806)	(83,956)
FirstCash, Inc.	(167)	(8,208)
FNFV Group (3)	(320)	(4,240)
GAIN Capital Holdings, Inc.	(143)	(1,191)
Global Indemnity, Ltd. (3)	(940)	(36,181)
Great Ajax Corp.	(599)	(7,817)
Green Bancorp, Inc. (3)	(85)	(1,513)
Green Dot Corp. (3)	(41)	(1,368)
Greenhill & Co., Inc.	(223)	(6,534)
Hallmark Financial Services, Inc. (3)	(115)	(1,271)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(6)	(121)
HCI Group, Inc.	(31)	(1,413)
Horace Mann Educators Corp.	(264)	(10,837)
Houlihan Lokey, Inc.	(64)	(2,205)
IBERIABANK Corp.	(124)	(9,808)
Impac Mortgage Holdings, Inc. (3)	(57)	(710)
Independence Holding Co.	(28)	(521)
Independent Bank Group, Inc.	(78)	(5,015)
Infinity Property & Casualty Corp.	(43)	(4,107)
Intercontinental Exchange, Inc.	(345)	(20,655)
Investors Bancorp, Inc.	(12,836)	(184,582)
Investors Title Co.	(3)	(474)
James River Group Holdings, Ltd.	(72)	(3,086)
KCG Holdings, Inc. (3)	(262)	(4,671)
Kemper Corp.	(334)	(13,327)

Kinsale Capital Group, Inc.	(77)	(2,467)
Ladder Capital Corp.	(125)	(1,805)
Lakeland Bancorp, Inc.	(40)	(784)
LegacyTexas Financial Group, Inc.	(170)	(6,783)
Legg Mason, Inc.	(19)	(686)
LendingClub Corp. (3)	(2,921)	(16,036)
Leucadia National Corp.	(2,629)	(68,354)
Maiden Holdings, Ltd.	(126)	(1,764)
Marlin Business Services Corp.	(339)	(8,729)
MBIA, Inc. (3)	(587)	(4,972)
Medley Management, Inc.	(302)	(2,507)
Mercury General Corp.	(1,650)	(100,634)
Nasdaq, Inc.	(698)	(48,476)
National Western Life Group, Inc.	(17)	(5,171)
Navigators Group, Inc./The	(33)	(1,792)
Nelnet, Inc.	(367)	(16,097)
New York Community Bancorp, Inc.	(16,480)	(230,226)
New York Mortgage Trust, Inc.	(1,504)	(9,280)
NewStar Financial, Inc.	(411)	(4,348)
NMI Holdings, Inc. (3)	(184)	(2,098)
OFG Bancorp	(537)	(6,337)
OneBeacon Insurance Group, Ltd.	(780)	(12,480)
Oppenheimer Holdings, Inc.	(244)	(4,172)
Orchid Island Capital, Inc.	(216)	(2,158)
Pacific Continental Corp.	(29)	(711)
Pacific Premier Bancorp, Inc. (3)	(19)	(732)
PennyMac Financial Services, Inc. (3)	(57)	(972)
PennyMac Mortgage Investment Trust	(662)	(11,751)
PICO Holdings, Inc. (3)	(243)	(3,402)
Pinnacle Financial Partners, Inc.	(2,108)	(140,077)
Piper Jaffray Cos.	(50)	(3,193)
Preferred Bank Los Angeles	(13)	(697)
Primerica, Inc.	(161)	(13,234)
ProAssurance Corp.	(4,194)	(252,689)
Pzena Investment Management, Inc.	(134)	(1,319)
Redwood Trust, Inc.	(400)	(6,644)
Regional Management Corp. (3)	(322)	(6,256)
RenaissanceRe Holdings, Ltd.	(3,133)	(453,188)
RLI Corp.	(1,863)	(111,817)
Safety Insurance Group, Inc.	(87)	(6,099)
Signature Bank/New York NY (3)	(3,246)	(481,674)
SLM Corp. (3)	(1,564)	(18,924)
State National Cos., Inc.	(134)	(1,930)
Sterling Bancorp/Old (3)	(87)	(2,062)
Stifel Financial Corp. (3)	(169)	(8,482)
Texas Capital Bancshares, Inc. (3)	(267)	(22,281)
TFS Financial Corp.	(20,261)	(336,738)
Tiptree, Inc.	(475)	(3,468)
Torchmark Corp.	(9)	(693)
Two Harbors Investment Corp.	(1,962)	(18,816)
United Bankshares, Inc./WV	(8,742)	(369,350)
United Fire Group, Inc.	(16)	(684)
Universal Insurance Holdings, Inc.	(177)	(4,337)
Validus Holdings, Ltd.	(24)	(1,353)
Veritex Holdings, Inc. (3)	(3)	(84)
Virtus Investment Partners, Inc.	(4)	(424)

		(5,492,602)

Healthcare - (1.8%)
ABIOMED, Inc. (3)	(4)	(501)
Acadia Healthcare Co., Inc. (3)	(866)	(37,758)
ACADIA Pharmaceuticals, Inc. (3)	(454)	(15,609)
Accelerate Diagnostics, Inc. (3)	(57)	(1,379)
Albany Molecular Research, Inc. (3)	(313)	(4,391)
Allergan PLC	(1,578)	(377,016)
Alnylam Pharmaceuticals, Inc. (3)	(193)	(9,891)
Analogic Corp.	(9)	(683)
AngioDynamics, Inc. (3)	(598)	(10,375)
Anika Therapeutics, Inc. (3)	(19)	(825)
athenahealth, Inc. (3)	(441)	(49,696)
Atrion Corp.	(175)	(1,601)
Avexis, Inc. (3)	(23)	(1,749)
AxoGen, Inc. (3)	(430)	(4,494)
BioMarin Pharmaceutical, Inc. (3)	(234)	(20,541)
Bio-Rad Laboratories, Inc. (3)	(53)	(10,565)
Bio-Techne Corp.	(17)	(1,728)
BioTelemetry, Inc. (3)	(145)	(4,198)
Bluebird Bio, Inc. (3)	(71)	(6,454)
Brookdale Senior Living, Inc. (3)	(1,515)	(20,346)
Charles River Laboratories International, Inc. (3)	(74)	(6,656)
CONMED Corp.	(86)	(3,819)
CryoLife, Inc.	(468)	(7,792)
Cutera, Inc. (3)	(213)	(4,409)
DexCom, Inc. (3)	(552)	(46,771)
Envision Healthcare Corp. (3)	(1,176)	(72,112)
Enzo Biochem, Inc. (3)	(1,214)	(10,161)
Evolent Health, Inc. (3)	(215)	(4,795)
Exactech, Inc. (3)	(197)	(4,964)
GenMark Diagnostics, Inc. (3)	(216)	(2,769)
Glaukos Corp. (3)	(314)	(16,108)
Globus Medical, Inc. (3)	(61)	(1,807)
Halyard Health, Inc. (3)	(112)	(4,266)
HealthSouth Corp.	(31)	(1,327)
Heska Corp. (3)	(16)	(1,680)
Humana, Inc.	(398)	(82,044)
ICU Medical, Inc. (3)	(20)	(3,054)
Inogen, Inc. (3)	(200)	(15,512)
Insulet Corp. (3)	(699)	(30,120)
Integer Holdings Corp. (3)	(49)	(1,970)
Integra LifeSciences Holdings Corp. (3)	(77)	(3,244)
Intuitive Surgical, Inc. (3)	(699)	(535,763)
Invacare Corp.	(184)	(2,190)
iRhythm Technologies, Inc. (3)	(37)	(1,391)
IRIDEX Corp. (3)	(135)	(1,602)
Juno Therapeutics, Inc. (3)	(338)	(7,500)
K2M Group Holdings, Inc. (3)	(126)	(2,584)
Kite Pharma, Inc. (3)	(90)	(7,064)
LeMaitre Vascular, Inc.	(181)	(4,458)
LifePoint Health, Inc. (3)	(63)	(4,127)

Ligand Pharmaceuticals, Inc. (3)	(19)	(2,011)
Luminex Corp.	(58)	(1,065)
Medicines Co./The (3)	(290)	(14,181)
MEDNAX, Inc. (3)	(362)	(25,116)
Meridian Bioscience, Inc.	(2)	(28)
Merit Medical Systems, Inc. (3)	(245)	(7,081)
NanoString Technologies, Inc. (3)	(118)	(2,345)
Nektar Therapeutics (3)	(129)	(3,028)
NeoGenomics, Inc. (3)	(315)	(2,485)
Neurocrine Biosciences, Inc. (3)	(613)	(26,543)
Nevro Corp. (3)	(418)	(39,167)
Nobilis Health Corp. (3)	(23)	(39)
NuVasive, Inc. (3)	(156)	(11,650)
NxStage Medical, Inc. (3)	(1,080)	(28,976)
Omnicell, Inc. (3)	(30)	(1,220)
OraSure Technologies, Inc. (3)	(411)	(5,314)
Owens & Minor, Inc.	(81)	(2,803)
Oxford Immunotec Global PLC (3)	(12)	(186)
Patheon NV (3)	(82)	(2,160)
Patterson Cos., Inc.	(619)	(27,997)
PDL BioPharma, Inc.	(597)	(1,355)
Penumbra, Inc. (3)	(483)	(40,306)
PerkinElmer, Inc.	(45)	(2,613)
Perrigo Co. PLC	(1,425)	(94,606)
PharmAthene, Inc.	(1,584)	(1,285)
PRA Health Sciences, Inc. (3)	(192)	(12,524)
Prothena Corp. PLC (3)	(244)	(13,613)
Quidel Corp. (3)	(67)	(1,517)
Radius Health, Inc. (3)	(219)	(8,464)
RTI Surgical, Inc. (3)	(167)	(668)
Sage Therapeutics, Inc. (3)	(216)	(15,351)
Spark Therapeutics, Inc. (3)	(10)	(533)
Spectranetics Corp./The (3)	(308)	(8,971)
Surmodics, Inc. (3)	(71)	(1,708)
Tabula Rasa HealthCare, Inc. (3)	(38)	(512)
Tactile Systems Technology, Inc. (3)	(324)	(6,140)
TESARO, Inc. (3)	(212)	(32,620)
Tivity Health, Inc. (3)	(278)	(8,090)
Ultragenyx Pharmaceutical, Inc. (3)	(239)	(16,199)
Utah Medical Products, Inc.	(4)	(249)
Varex Imaging Corp. (3)	(63)	(2,117)
VCA, Inc. (3)	(8)	(732)
Veeva Systems, Inc. (3)	(186)	(9,538)
Vertex Pharmaceuticals, Inc. (3)	(2,768)	(302,681)
Vocera Communications, Inc. (3)	(49)	(1,217)
Wright Medical Group NV (3)	(2,907)	(90,466)
Zeltiq Aesthetics, Inc. (3)	(115)	(6,395)

		(2,355,724)

Industrials - (4.3%)
AAON, Inc.	(35)	(1,237)
Acacia Research Corp. (3)	(78)	(449)
Acuity Brands, Inc.	(851)	(173,604)
Advisory Board Co./The (3)	(440)	(20,592)
Aegion Corp. (3)	(163)	(3,734)
Air Lease Corp.	(441)	(17,089)
Aircastle, Ltd.	(223)	(5,381)
Alamo Group, Inc.	(11)	(838)
Alaska Air Group, Inc.	(274)	(25,268)
Albany International Corp.	(72)	(3,316)
Allegiant Travel Co.	(512)	(82,048)
Allied Motion Technologies, Inc.	(89)	(1,789)
Altra Industrial Motion Corp.	(61)	(2,376)
Ameresco, Inc. (3)	(881)	(5,771)
American Railcar Industries, Inc.	(83)	(3,411)
AMETEK, Inc.	(4,880)	(263,910)
ARC Document Solutions, Inc. (3)	(854)	(2,946)
ArcBest Corp.	(113)	(2,938)
Arconic, Inc. (3)	(3,364)	(88,608)
Argan, Inc.	(217)	(14,355)
Armstrong Flooring, Inc. (3)	(362)	(6,668)
Armstrong World Industries, Inc. (3)	(1,202)	(55,352)
Atkore International Group, Inc. (3)	(133)	(3,495)
Atlas Air Worldwide Holdings, Inc. (3)	(19)	(1,054)
Barrett Business Services, Inc.	(149)	(8,138)
Blue Bird Corp. (3)	(139)	(2,384)
BMC Stock Holdings, Inc. (3)	(201)	(4,543)
Builders FirstSource, Inc. (3)	(90)	(1,341)
CAI International, Inc. (3)	(274)	(4,313)
Casella Waste Systems, Inc. (3)	(100)	(1,411)
CBIZ, Inc. (3)	(99)	(1,341)
CEB, Inc.	(25)	(1,965)
CECO Environmental Corp.	(269)	(2,827)
Celadon Group, Inc.	(36)	(236)
Chart Industries, Inc. (3)	(143)	(4,996)
Clean Harbors, Inc. (3)	(293)	(16,297)
Columbus McKinnon Corp./NY	(176)	(4,368)
CompX International, Inc.	(103)	(1,581)
Copa Holdings SA	(60)	(6,735)
Costamare, Inc.	(822)	(5,475)
Covanta Holding Corp.	(3,493)	(54,840)
CRA International, Inc.	(153)	(5,405)
DMC Global, Inc.	(294)	(3,646)
Douglas Dynamics, Inc.	(302)	(9,256)
Ducommun, Inc. (3)	(24)	(691)
DXP Enterprises, Inc./TX (3)	(95)	(3,598)
Dycom Industries, Inc. (3)	(258)	(23,981)
Equifax, Inc.	(216)	(29,536)
FedEx Corp.	(703)	(137,190)
Flowserve Corp.	(3,588)	(173,731)
FreightCar America, Inc.	(425)	(5,325)
GATX Corp.	(250)	(15,240)
Gencor Industries, Inc. (3)	(600)	(8,970)
General Cable Corp.	(108)	(1,939)
Genesee & Wyoming, Inc. (3)	(98)	(6,650)
Global Brass & Copper Holdings, Inc.	(78)	(2,683)
GMS, Inc. (3)	(1,220)	(42,749)
Graco, Inc.	(680)	(64,015)

Graham Corp.	(30)	(690)
Granite Construction, Inc.	(792)	(39,750)
Great Lakes Dredge & Dock Corp. (3)	(1,995)	(7,980)
Greenbrier Cos., Inc./The	(165)	(7,112)
Griffon Corp.	(64)	(1,578)
H&E Equipment Services, Inc.	(133)	(3,261)
Hardinge, Inc.	(69)	(776)
Harsco Corp. (3)	(790)	(10,073)
Hawaiian Holdings, Inc. (3)	(101)	(4,691)
Healthcare Services Group, Inc.	(6,354)	(273,794)
HEICO Corp.	(5,964)	(520,061)
Heritage-Crystal Clean, Inc. (3)	(69)	(945)
Hexcel Corp.	(4,828)	(263,367)
Hurco Cos., Inc.	(200)	(6,220)
ICF International, Inc. (3)	(15)	(620)
IES Holdings, Inc. (3)	(806)	(14,589)
Jacobs Engineering Group, Inc.	(68)	(3,759)
JetBlue Airways Corp. (3)	(206)	(4,246)
John Bean Technologies Corp.	(15)	(1,319)
Joy Global, Inc.	(1,182)	(33,392)
Kadant, Inc.	(23)	(1,365)
Kaman Corp.	(108)	(5,198)
KBR, Inc.	(825)	(12,400)
Kelly Services, Inc.	(580)	(12,679)
Kennametal, Inc.	(64)	(2,511)
KeyW Holding Corp./The (3)	(270)	(2,549)
Kforce, Inc.	(41)	(974)
Kirby Corp. (3)	(119)	(8,395)
Korn/Ferry International	(58)	(1,826)
Layne Christensen Co. (3)	(268)	(2,369)
Lindsay Corp.	(19)	(1,674)
Lockheed Martin Corp.	(58)	(15,521)
Lydall, Inc. (3)	(139)	(7,450)
Macquarie Infrastructure Corp.	(2,128)	(171,474)
MasTec, Inc. (3)	(125)	(5,006)
Meritor, Inc. (3)	(1,205)	(20,642)
Middleby Corp./The (3)	(2,255)	(307,695)
Milacron Holdings Corp. (3)	(47)	(875)
Miller Industries, Inc./TN	(186)	(4,901)
MRC Global, Inc. (3)	(321)	(5,884)
Mueller Water Products, Inc.	(151)	(1,785)
MYR Group, Inc. (3)	(723)	(29,643)
Navigant Consulting, Inc. (3)	(250)	(5,715)
Neff Corp. (3)	(378)	(7,352)
NN, Inc.	(146)	(3,679)
NV5 Global, Inc. (3)	(140)	(5,264)
Orbital ATK, Inc.	(1,687)	(165,326)
Orion Group Holdings, Inc. (3)	(1,134)	(8,471)
Oshkosh Corp.	(72)	(4,938)
PAM Transportation Services, Inc. (3)	(6)	(98)
Patrick Industries, Inc. (3)	(64)	(4,538)
Powell Industries, Inc.	(45)	(1,550)
Primoris Services Corp.	(3)	(70)
Quad/Graphics, Inc.	(215)	(5,427)
Quanta Services, Inc. (3)	(614)	(22,786)
Raven Industries, Inc.	(35)	(1,017)
RBC Bearings, Inc. (3)	(374)	(36,312)
Rexnord Corp. (3)	(116)	(2,677)
Roadrunner Transportation Systems, Inc. (3)	(973)	(6,685)
Rollins, Inc.	(842)	(31,263)
Roper Technologies, Inc.	(2,483)	(512,715)
Rush Enterprises, Inc. (3)	(485)	(16,044)
Ryder System, Inc.	(79)	(5,960)
Saia, Inc. (3)	(52)	(2,304)

SiteOne Landscape Supply, Inc. (3)	(760)	(36,792)
Snap-on, Inc.	(1,287)	(217,078)
Spirit Airlines, Inc. (3)	(461)	(24,465)
SPX Corp. (3)	(104)	(2,522)
Stericycle, Inc. (3)	(1,453)	(120,439)
Sunrun, Inc. (3)	(176)	(950)
Supreme Industries, Inc.	(445)	(9,016)
Terex Corp.	(7)	(220)
Textainer Group Holdings, Ltd.	(56)	(857)
Titan International, Inc.	(1,076)	(11,126)
Titan Machinery, Inc. (3)	(162)	(2,485)
TransDigm Group, Inc.	(1,547)	(340,588)
TransUnion (3)	(2,201)	(84,408)
TriNet Group, Inc. (3)	(121)	(3,497)
Triton International, Ltd./Bermuda	(122)	(3,146)
Tutor Perini Corp. (3)	(396)	(12,593)
United Technologies Corp.	(213)	(23,901)
Univar, Inc. (3)	(274)	(8,401)
Valmont Industries, Inc.	(14)	(2,177)
Verisk Analytics, Inc. (3)	(2,354)	(191,004)
Veritiv Corp. (3)	(17)	(881)
Wabash National Corp.	(173)	(3,579)
Wabtec Corp./DE	(2,554)	(199,212)
WageWorks, Inc. (3)	(104)	(7,519)
Watts Water Technologies, Inc.	(561)	(34,978)
Welbilt, Inc. (3)	(273)	(5,359)
Werner Enterprises, Inc.	(9)	(236)
Willis Lease Finance Corp. (3)	(227)	(5,073)
Xylem, Inc./NY	(2,216)	(111,288)

		(5,578,645)

Information Technology - (3.8%)
2U, Inc. (3)	(245)	(9,717)
3D Systems Corp. (3)	(120)	(1,795)
ACI Worldwide, Inc. (3)	(104)	(2,225)
Advanced Micro Devices, Inc. (3)	(355)	(5,165)
Agilysys, Inc. (3)	(54)	(510)
Alpha & Omega Semiconductor, Ltd. (3)	(173)	(2,974)
Ambarella, Inc. (3)	(81)	(4,432)
Amber Road, Inc. (3)	(135)	(1,042)
American Software, Inc./GA	(250)	(2,570)
Anixter International, Inc. (3)	(88)	(6,978)
Arista Networks, Inc. (3)	(1,056)	(139,677)
Arrow Electronics, Inc. (3)	(166)	(12,186)
Atlassian Corp. PLC (3)	(594)	(17,790)
Axcelis Technologies, Inc. (3)	(129)	(2,425)
Barracuda Networks, Inc. (3)	(127)	(2,935)
Bel Fuse, Inc.	(31)	(792)
Benchmark Electronics, Inc. (3)	(455)	(14,469)
Blackbaud, Inc.	(20)	(1,533)
Blackline, Inc. (3)	(69)	(2,053)
Blucora, Inc. (3)	(995)	(17,214)
Box, Inc. (3)	(2,091)	(34,104)
Broadcom, Ltd.	(2,020)	(442,299)
Brooks Automation, Inc.	(505)	(11,312)
Cabot Microelectronics Corp.	(35)	(2,681)
Carbonite, Inc. (3)	(170)	(3,451)
Care.com, Inc. (3)	(7)	(88)
Cavium, Inc. (3)	(1,470)	(105,340)
CDK Global, Inc.	(162)	(10,532)
CEVA, Inc. (3)	(66)	(2,343)
Cimpress NV (3)	(41)	(3,534)
Cognex Corp.	(38)	(3,190)
Cohu, Inc.	(86)	(1,588)
Control4 Corp. (3)	(178)	(2,811)
Cornerstone OnDemand, Inc. (3)	(1,091)	(42,429)
CoStar Group, Inc. (3)	(1,497)	(310,208)
CTS Corp.	(134)	(2,854)
Cypress Semiconductor Corp.	(1,938)	(26,667)
Daktronics, Inc.	(383)	(3,619)
Diebold Nixdorf, Inc.	(553)	(16,977)
Eastman Kodak Co. (3)	(81)	(932)
Ebix, Inc.	(171)	(10,474)
Electronics For Imaging, Inc. (3)	(493)	(24,073)
Ellie Mae, Inc. (3)	(19)	(1,905)
Envestnet, Inc. (3)	(614)	(19,832)
ePlus, Inc. (3)	(62)	(8,373)
Everbridge, Inc. (3)	(144)	(2,956)
Exar Corp. (3)	(1,187)	(15,443)
Extreme Networks, Inc. (3)	(22)	(165)

Fabrinet (3)	(16)	(672)
FARO Technologies, Inc. (3)	(63)	(2,252)
FireEye, Inc. (3)	(1,083)	(13,657)
First Solar, Inc. (3)	(12)	(325)
Five9, Inc. (3)	(166)	(2,732)
FormFactor, Inc. (3)	(397)	(4,704)
GigPeak, Inc. (3)	(466)	(1,435)
GrubHub, Inc. (3)	(221)	(7,269)
GTT Communications, Inc. (3)	(112)	(2,727)
Guidewire Software, Inc. (3)	(3,903)	(219,856)
HubSpot, Inc. (3)	(527)	(31,910)
Impinj, Inc. (3)	(32)	(969)
Inphi Corp. (3)	(161)	(7,860)
Insight Enterprises, Inc. (3)	(32)	(1,315)
InvenSense, Inc. (3)	(80)	(1,010)
IXYS Corp.	(72)	(1,048)
Kimball Electronics, Inc. (3)	(534)	(9,051)
Knowles Corp. (3)	(670)	(12,697)
Kopin Corp. (3)	(260)	(1,066)
Littelfuse, Inc.	(4)	(640)
MACOM Technology Solutions Holdings, Inc. (3)	(895)	(43,229)
Match Group, Inc. (3)	(386)	(6,303)
Meetme, Inc. (3)	(624)	(3,675)
Mesa Laboratories, Inc.	(25)	(3,068)
Methode Electronics, Inc.	(128)	(5,837)
MINDBODY, Inc. (3)	(58)	(1,592)
MKS Instruments, Inc.	(186)	(12,788)
MoneyGram International, Inc. (3)	(115)	(1,933)
Monotype Imaging Holdings, Inc.	(35)	(704)
Nanometrics, Inc. (3)	(637)	(19,403)
National Instruments Corp.	(370)	(12,047)
NetScout Systems, Inc. (3)	(1,710)	(64,895)
New Relic, Inc. (3)	(762)	(28,247)
Novanta, Inc. (3)	(254)	(6,744)
NVE Corp.	(94)	(7,782)
OSI Systems, Inc. (3)	(59)	(4,306)
Palo Alto Networks, Inc. (3)	(2,003)	(225,698)
Pandora Media, Inc. (3)	(1,730)	(20,431)

Park City Group, Inc. (3)	(72)	(889)
Park Electrochemical Corp.	(159)	(2,840)
Paycom Software, Inc. (3)	(15)	(863)
Paylocity Holding Corp. (3)	(146)	(5,640)
PDF Solutions, Inc. (3)	(574)	(12,984)
Planet Payment, Inc. (3)	(176)	(700)
Plexus Corp. (3)	(279)	(16,126)
Proofpoint, Inc. (3)	(770)	(57,257)
PROS Holdings, Inc. (3)	(242)	(5,854)
PTC, Inc. (3)	(230)	(12,087)
Pure Storage, Inc. (3)	(154)	(1,514)
QAD, Inc.	(51)	(1,420)
Qorvo, Inc. (3)	(394)	(27,013)
Qualys, Inc. (3)	(73)	(2,767)
Radisys Corp. (3)	(292)	(1,168)
RealPage, Inc. (3)	(128)	(4,467)
RingCentral, Inc. (3)	(135)	(3,821)
Rudolph Technologies, Inc. (3)	(604)	(13,530)
salesforce.com, Inc. (3)	(6,309)	(520,429)
Splunk, Inc. (3)	(3,231)	(201,259)
SS&C Technologies Holdings, Inc.	(1,189)	(42,091)
Systemax, Inc.	(38)	(421)
Tableau Software, Inc. (3)	(1,649)	(81,708)
Tech Data Corp. (3)	(55)	(5,165)
Trade Desk, Inc./The (3)	(11)	(410)
TrueCar, Inc. (3)	(566)	(8,756)
TTM Technologies, Inc. (3)	(616)	(9,936)
Twilio, Inc. (3)	(39)	(1,126)
Twitter, Inc. (3)	(4,585)	(68,546)
Tyler Technologies, Inc. (3)	(1,133)	(175,116)
Ultimate Software Group, Inc./The (3)	(587)	(114,588)
Ultra Clean Holdings, Inc. (3)	(418)	(7,052)
Ultratech, Inc. (3)	(133)	(3,939)
Universal Display Corp.	(240)	(20,664)
USA Technologies, Inc. (3)	(191)	(812)
Varonis Systems, Inc. (3)	(111)	(3,530)
VeriFone Systems, Inc. (3)	(2,038)	(38,172)
ViaSat, Inc. (3)	(1,225)	(78,180)
Vishay Intertechnology, Inc.	(733)	(12,058)
Vishay Precision Group, Inc. (3)	(441)	(6,968)
WebMD Health Corp. (3)	(449)	(23,653)
Workday, Inc. (3)	(4,108)	(342,114)
Xactly Corp. (3)	(87)	(1,035)
Xcerra Corp. (3)	(122)	(1,085)
Yahoo!, Inc. (3)	(11,243)	(521,788)
Zendesk, Inc. (3)	(1,051)	(29,470)
Zillow Group, Inc. (3)	(9,357)	(316,360)
Zynga, Inc. (3)	(666)	(1,898)

		(4,959,808)

Materials - (1.9%)
Air Products & Chemicals, Inc.	(1,001)	(135,425)
Alcoa, Inc. (3)	(151)	(5,194)
Allegheny Technologies, Inc.	(1,350)	(24,246)
Ampco-Pittsburgh Corp.	(377)	(5,297)
AptarGroup, Inc.	(233)	(17,939)
Ashland Global Holdings, Inc.	(675)	(83,572)
Balchem Corp.	(813)	(67,007)
Ball Corp.	(6,949)	(516,033)
Bemis Co., Inc.	(16)	(782)
Carpenter Technology Corp.	(910)	(33,943)
Century Aluminum Co. (3)	(170)	(2,157)
Clearwater Paper Corp. (3)	(30)	(1,680)
Cliffs Natural Resources, Inc. (3)	(1,232)	(10,115)
Coeur Mining, Inc. (3)	(315)	(2,545)
Commercial Metals Co.	(405)	(7,748)
Compass Minerals International, Inc.	(265)	(17,980)
Ecolab, Inc.	(313)	(39,231)
Ferroglobe PLC	(268)	(2,768)
FutureFuel Corp.	(75)	(1,064)
Gold Resource Corp.	(604)	(2,730)
Handy & Harman, Ltd. (3)	(227)	(6,174)
Haynes International, Inc.	(447)	(17,040)
Hecla Mining Co.	(510)	(2,698)
International Flavors & Fragrances, Inc.	(857)	(113,578)
Kaiser Aluminum Corp.	(150)	(11,985)
KapStone Paper and Packaging Corp.	(179)	(4,135)
KMG Chemicals, Inc.	(37)	(1,705)
Koppers Holdings, Inc. (3)	(194)	(8,216)
Kraton Corp. (3)	(102)	(3,154)
Kronos Worldwide, Inc.	(263)	(4,321)
Materion Corp.	(1,009)	(33,852)
Monsanto Co.	(4,645)	(525,814)
Mosaic Co./The	(739)	(21,564)
Neenah Paper, Inc.	(45)	(3,362)
Olympic Steel, Inc.	(297)	(5,512)
OMNOVA Solutions, Inc. (3)	(79)	(782)
PH Glatfelter Co.	(24)	(522)
Praxair, Inc.	(3)	(356)
Rayonier Advanced Materials, Inc.	(256)	(3,443)
Real Industry, Inc. (3)	(106)	(302)
Royal Gold, Inc.	(685)	(47,984)
Ryerson Holding Corp. (3)	(703)	(8,858)
Schnitzer Steel Industries, Inc.	(1,215)	(25,090)
Schweitzer-Mauduit International, Inc.	(99)	(4,101)
Silgan Holdings, Inc.	(1,452)	(86,191)
Stillwater Mining Co. (3)	(880)	(15,198)
SunCoke Energy, Inc. (3)	(1,011)	(9,059)
TimkenSteel Corp. (3)	(621)	(11,743)
Tronox, Ltd.	(233)	(4,299)
Vulcan Materials Co.	(3,485)	(419,873)
Worthington Industries, Inc.	(157)	(7,079)
WR Grace & Co.	(306)	(21,331)

		(2,406,777)

Real Estate Investment Trust - (5.0%)
Acadia Realty Trust	(5,206)	(156,492)
Ashford Hospitality Prime, Inc.	(155)	(1,645)
AvalonBay Communities, Inc.	(156)	(28,642)
Bluerock Residential Growth REIT, Inc.	(203)	(2,499)
Colony Starwood Homes	(3,722)	(126,362)
CorEnergy Infrastructure Trust, Inc.	(377)	(12,735)
CubeSmart	(5,638)	(146,362)
CyrusOne, Inc.	(2,180)	(112,205)
DDR Corp.	(11,293)	(141,501)
Digital Realty Trust, Inc.	(1,309)	(139,265)
Education Realty Trust, Inc.	(915)	(37,378)
Empire State Realty Trust, Inc.	(3,554)	(73,355)
Equinix, Inc.	(1,306)	(522,883)
Equity Residential	(7,058)	(439,149)
Essex Property Trust, Inc.	(2,247)	(520,248)
Extra Space Storage, Inc.	(4,612)	(343,087)
Federal Realty Investment Trust	(1,150)	(153,525)
GGP, Inc. (3)	(3,762)	(87,203)
Gladstone Commercial Corp.	(39)	(806)
Government Properties Income Trust	(153)	(3,202)
Gramercy Property Trust	(4,312)	(113,406)
Hersha Hospitality Trust	(299)	(5,618)
Howard Hughes Corp./The (3)	(3,445)	(403,926)
Independence Realty Trust, Inc.	(391)	(3,664)
Kite Realty Group Trust	(1,130)	(24,295)
Life Storage, Inc.	(2,138)	(175,573)
Macerich Co./The	(322)	(20,737)
National Retail Properties, Inc.	(8)	(349)
New York REIT, Inc.	(10,730)	(103,974)
NexPoint Residential Trust, Inc.	(183)	(4,421)
Paramount Group, Inc.	(20,973)	(339,972)
Public Storage	(2,321)	(508,090)
RAIT Financial Trust (3)	(363)	(1,162)
RE/MAX Holdings, Inc.	(90)	(5,351)
Realty Income Corp.	(8,381)	(498,921)
Regency Centers Corp.	(7,381)	(490,025)
Retail Opportunity Investments Corp.	(3,400)	(71,502)
RMR Group, Inc./The	(83)	(4,109)
SL Green Realty Corp.	(4,694)	(500,474)
Summit Hotel Properties, Inc.	(121)	(1,934)
UDR, Inc.	(284)	(10,298)
Ventas, Inc.	(3,979)	(258,794)

		(6,595,139)

Telecommunication Services - (0.0%)
Inter-Tel, Inc.	(131)	(4,973)
Spok Holdings, Inc. (3)	(17)	(323)

		(5,296)

Utilities - (4.3%)
ALLETE, Inc.	(193)	(13,068)
Alliant Energy Corp.	(2,775)	(109,918)
American Water Works Co., Inc.	(1,305)	(101,490)
Aqua America, Inc.	(16,333)	(525,106)
Atlantica Yield PLC	(230)	(4,821)
Avangrid, Inc.	(12,183)	(520,701)
Black Hills Corp.	(3,648)	(242,483)
Calpine Corp. (3)	(444)	(4,906)
Chesapeake Utilities Corp.	(2)	(138)
Delta Natural Gas Co., Inc.	(49)	(1,487)
Dominion Resources, Inc./VA	(6,792)	(526,855)
Duke Energy Corp.	(6,400)	(524,864)
Entergy Corp.	(2,337)	(177,519)
Great Plains Energy, Inc.	(1,500)	(43,830)
Hawaiian Electric Industries, Inc.	(286)	(9,527)
IDACORP, Inc.	(1,038)	(86,112)
National Fuel Gas Co.	(4,566)	(272,225)
New Jersey Resources Corp.	(8,129)	(321,908)
NextEra Energy, Inc.	(4,022)	(516,304)
Northwest Natural Gas Co.	(143)	(8,451)
NorthWestern Corp.	(224)	(13,149)
NRG Yield, Inc.	(3,272)	(57,914)
Ormat Technologies, Inc.	(73)	(4,167)
Otter Tail Corp.	(104)	(3,942)
Pattern Energy Group, Inc.	(4,387)	(88,310)
PNM Resources, Inc.	(8,110)	(300,070)
Sempra Energy	(4,729)	(522,541)
South Jersey Industries, Inc.	(226)	(8,057)
Southern Co./The	(10,337)	(514,576)
Spire, Inc.	(139)	(9,383)
TerraForm Global, Inc. (3)	(34)	(163)
TerraForm Power, Inc. (3)	(100)	(1,237)

		(5,535,222)

Total Securities Sold Short	(Proceeds Received $(44,432,660))	(45,813,516)

Trustee Deferred Compensation (9)

Meeder Aggressive Growth Fund	280	2,948
Meeder Balanced Fund	167	1,862
Meeder Dynamic Growth Fund	105	1,073
Meeder Muirfield Fund	151	1,077
Meeder Infrastructure Fund	50	1,097

Total Trustee Deferred Compensation	(Cost $7,653)	8,057

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2017, notional value $56,856,720	482	(121,390)

Total Futures Contracts	482	(121,390)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (12)
Level 1 - Quoted Prices	$122,711,757	$(121,390)
Level 2 - Other Significant Observable Inputs	3,925,373	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$126,637,130	$(121,390)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $118,682,361 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$11,165,489
Unrealized depreciation	(4,712,966)
Net unrealized appreciation (depreciation)	$6,452,523

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2017.

(6)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2017 was $75,154,923.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(8)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Fair valued security deemed as Level 3 security.

(11)	Exchange-traded fund.

(12)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 91.0%

Consumer Discretionary - 31.9%
Aaron's, Inc.	22,878	680,392
AutoNation, Inc. (3)	15,043	636,168
Bed Bath & Beyond, Inc.	18,008	710,596
Big Lots, Inc.	14,576	709,560
BorgWarner, Inc.	18,556	775,455
Chico's FAS, Inc.	50,859	722,198
Darden Restaurants, Inc.	10,064	842,055
Deckers Outdoor Corp. (3)	13,213	789,212
DeVry Education Group, Inc.	23,457	831,551
Gap, Inc./The	32,614	792,194
Goodyear Tire & Rubber Co./The	23,708	853,488
H&R Block, Inc.	31,834	740,141
Hanesbrands, Inc.	33,930	704,387
Helen of Troy, Ltd. (3)	8,666	816,337
HSN, Inc.	21,337	791,603
International Speedway Corp.	19,888	734,862
KB Home	46,291	920,265
Kohl's Corp.	14,821	590,024
Leggett & Platt, Inc.	14,973	753,441
Michael Kors Holdings, Ltd. (3)	17,028	648,937
New York Times Co./The	55,027	792,389
News Corp.	63,862	830,206
Nordstrom, Inc.	15,269	711,077
PulteGroup, Inc.	39,818	937,714
PVH Corp.	8,110	839,142
Ralph Lauren Corp.	8,103	661,367
RH (3)(4)	23,839	1,102,792
Signet Jewelers, Ltd.	7,764	537,812
Sotheby's (3)	18,361	835,058
Staples, Inc.	80,869	709,221
TEGNA, Inc.	34,215	876,588
Time, Inc.	41,001	793,369
TRI Pointe Group, Inc. (3)	63,751	799,438
Urban Outfitters, Inc. (3)	25,697	610,561
Wyndham Worldwide Corp.	9,583	807,751
Wynn Resorts, Ltd.	8,460	969,601

		27,856,952

Consumer Staples - 1.5%
Boston Beer Co., Inc./The (3)	4,309	623,297
Dean Foods Co.	33,602	660,615

		1,283,912

Energy - 4.3%
Dril-Quip, Inc. (3)	12,188	664,855
Helmerich & Payne, Inc.	9,456	629,486
Newfield Exploration Co. (3)	18,071	667,001
Oil States International, Inc. (3)	18,766	622,093
Southwestern Energy Co. (3)	67,640	552,619
Transocean, Ltd. (3)	49,651	618,155

		3,754,209

Financials - 5.1%
Assurant, Inc.	7,881	753,975
Kemper Corp.	16,521	659,188
Leucadia National Corp.	31,478	818,428
People's United Financial, Inc.	40,879	743,998
Torchmark Corp.	9,922	764,391
Wells Fargo & Co. Preferred (3)(9)	1	0
Zions Bancorporation	17,004	714,168

		4,454,148

Healthcare - 9.8%
Allscripts Healthcare Solutions, Inc. (3)	71,681	908,915
Cooper Cos., Inc./The	4,184	836,340
Endo International PLC (3)	44,436	495,906
Halyard Health, Inc. (3)	19,791	753,839
LifePoint Health, Inc. (3)	12,885	843,968
Mallinckrodt PLC (3)	14,690	654,733
Owens & Minor, Inc.	20,738	717,535
Patterson Cos., Inc.	19,385	876,784
PerkinElmer, Inc.	14,034	814,814
Tenet Healthcare Corp. (3)	49,317	873,404
Varian Medical Systems, Inc. (3)	8,152	742,892

		8,519,130

Industrials - 13.2%
Allegion PLC	11,435	865,630
Dun & Bradstreet Corp./The	6,032	651,094
Flowserve Corp.	15,231	737,485
Fluor Corp.	13,935	733,260
Fortune Brands Home & Security, Inc.	13,690	833,037
FTI Consulting, Inc. (3)	16,235	668,395
Herman Miller, Inc.	21,399	675,138
Jacobs Engineering Group, Inc.	12,840	709,795
NOW, Inc. (3)	35,753	606,371
Pitney Bowes, Inc.	48,180	631,640
Quanta Services, Inc. (3)	21,000	779,310
Robert Half International, Inc.	15,003	732,596
Ryder System, Inc.	9,832	741,726
Triumph Group, Inc.	27,617	711,138
Werner Enterprises, Inc.	27,156	711,487
Xylem, Inc./NY	14,779	742,201

		11,530,303

Information Technology - 12.1%
ACI Worldwide, Inc. (3)	40,323	862,509
Acxiom Corp. (3)	27,308	777,459
CommVault Systems, Inc. (3)	14,239	723,341
Convergys Corp.	29,799	630,249
CSRA, Inc.	22,986	673,260
First Solar, Inc. (3)(4)	22,806	618,043
FLIR Systems, Inc.	20,223	733,690
Plantronics, Inc.	13,365	723,180
Synaptics, Inc. (3)	13,659	676,257
Teradata Corp. (3)	26,936	838,248
Total System Services, Inc.	14,927	797,997
VeriSign, Inc. (3)	9,621	838,085
WebMD Health Corp. (3)	15,730	828,656
Xerox Corp.	117,098	859,499

		10,580,473

Real Estate Investment Trust - 4.2%
Alexander & Baldwin, Inc.	16,311	726,166
Apartment Investment & Management Co.	16,103	714,168
Iron Mountain, Inc.	22,533	803,752
Potlatch Corp.	17,572	803,040
Washington Prime Group, Inc.	70,304	610,942

		3,658,068

Materials - 3.6%
Avery Dennison Corp.	10,422	840,013
CF Industries Holdings, Inc.	23,135	679,012
FMC Corp.	12,940	900,495
Sealed Air Corp.	16,142	703,468

		3,122,988

Telecommunication Services - 0.5%
Frontier Communications Corp. (4)	216,527	463,368

		463,368

Utilities - 4.8%
AES Corp./VA	62,983	704,150
Alliant Energy Corp.	20,813	824,403
NiSource, Inc.	33,056	786,402
NRG Energy, Inc.	59,695	1,116,297
Pinnacle West Capital Corp.	9,379	782,020

		4,213,272

Total Common Stocks	(Cost $73,553,161)	79,436,823

Money Market Registered Investment Companies - 9.3%

Morgan Stanley Government Institutional Fund, 0.60% (5)	2,145,079	2,145,079
Meeder Institutional Prime Money Market Fund, 0.85% (6)	5,959,032	5,959,628

Total Money Market Registered Investment Companies	(Cost $8,104,943)	8,104,707

Bank Obligations - 1.1%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (7)	249,000		249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (7)	249,430		249,430
EverBank Money Market Account, 0.61%, 4/3/2017 (7)	249,375		249,375
Pacific Mercantile Bank Deposit Account, 0.60%, 4/3/2017 (7)	249,369		249,369

Total Bank Obligations	(Cost $997,174)		997,174

Total Investments - 101.4%	(Cost $82,655,278)	(2)	88,538,704

Liabilities less Other Assets - (1.4%)			(1,243,658)

Total Net Assets - 100.0%			87,295,046

Trustee Deferred Compensation (8)

Meeder Aggressive Growth Fund	1,484	15,627
Meeder Balanced Fund	794	8,853
Meeder Dynamic Growth Fund	533	5,447
Meeder Muirfield Fund	721	5,141
Meeder Infrastructure Fund	230	5,044

Total Trustee Deferred Compensation	(Cost $35,693)	40,112

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

E-mini Standard & Poors MidCap 400 Futures expiring June 2017, notional value $7,903,720	46	53,558

Total Futures Contracts	46	53,558

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (10)
Level 1 - Quoted Prices	$87,541,530	$53,558
Level 2 - Other Significant Observable Inputs	997,174	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$88,538,704	$53,558

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $82,359,725 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,993,461
Unrealized depreciation	(3,760,924)
Net unrealized appreciation (depreciation)	$6,232,537

(3)	Represents non-income producing securities.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2017.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(7)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Fair valued security deemed as Level 3 security.

(10)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Infrastructure Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 88.4%

Electric Utility - 7.3%
AES Corp.	50,861	568,626
InfraREIT, Inc. (5)	24,427	439,686
MDU Resources Group, Inc.	21,019	575,290

		1,583,602

Natural Gas Distribution - 16.5%
Energy Transfer Partners, L.P.	6,147	224,488
National Grid, PLC - ADR (4)	12,607	800,292
OGE Energy Corp.	25,575	894,614
Targa Resources Corp.	19,306	1,156,429
Williams Cos., Inc./The	17,595	520,636

		3,596,459

Pipelines - 14.8%
Enbridge, Inc.	11,319	473,587
Enterprise Products Partners, L.P.	24,297	670,840
Kinder Morgan, Inc.	29,394	639,026
Marathon Petroleum Corp.	12,488	631,144
MPLX, L.P.	7,733	279,007
National Fuel Gas Co.	8,751	521,735

		3,215,339

Telecommunication Services - 27.4%
American Tower Corp. (5)	5,278	641,488
Arris Group, Inc. (3)	17,342	458,696
AT&T, Inc.	14,797	614,815
BT Group, PLC - ADR (4)	19,107	383,860
Cisco Systems, Inc.	16,483	557,125
Corning, Inc.	28,395	766,665
Crown Castle International Corp. (5)	4,038	381,389
DISH Network Corp.	10,095	640,932
QUALCOMM, Inc.	15,759	903,621
Telephone & Data Systems, Inc.	9,264	245,589
Verizon Communications, Inc.	6,968	339,690

		5,933,870

Utility Services - 19.8%
FedEx Corp.	4,396	857,879
Fortis, Inc.	6,461	214,247
Macquarie Infrastructure Company, LLC	10,037	808,781
NextEra Energy Partners, L.P.	16,341	541,377
Ormat Technologies, Inc.	6,249	356,693
Pattern Energy Group, Inc.	18,966	381,786
UGI Corp.	9,415	465,101
United Parcel Service, Inc. - Class B	6,283	674,166

		4,300,030

Water Utility - 2.6%
Veolia Environnement SA - ADR (4)	30,560	574,222

		574,222

Total Common Stocks	(Cost $17,283,211)	19,203,522

Money Market Registered Investment Companies - 9.6%

Meeder Institutional Prime Money Market Fund, 0.85% (6)	2,080,748	2,080,956

Total Money Market Registered Investment Companies	(Cost $2,081,035)	2,080,956

Bank Obligations - 1.1%

Bank Midwest Deposit Account, 0.65%, 4/3/2017	249,000		249,000

Total Bank Obligations	(Cost $249,000)		249,000

Total Investments - 99.1%	(Cost $19,613,246)	(2)	21,533,478

Other Assets less Liabilities - 0.9%			202,907

Total Net Assets - 100.0%			21,736,385

Trustee Deferred Compensation (7)

Meeder Aggressive Growth Fund	1,555	16,374
Meeder Balanced Fund	822	9,165
Meeder Dynamic Growth Fund	555	5,672
Meeder Muirfield Fund	745	5,312
Meeder Infrastructure Fund	237	5,197

Total Trustee Deferred Compensation	(Cost $36,491)	41,720

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2017, notional value $2,477,160	21	(4,049)

Total Futures Contracts	21	(4,049)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$21,284,478	$(4,049)
Level 2 - Other Significant Observable Inputs	249,000	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,533,478	$(4,049)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $19,532,925 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,896,256
Unrealized depreciation	(899,752)
Net unrealized appreciation (depreciation)	$1,996,504

(3)	Represents non-income producing securities.

(4)	American Depositary Receipt.

(5)	Real estate investment trust.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(7)	Assets of affiliates to the Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(8)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Dividend Opportunities Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 88.7%

Consumer Discretionary - 3.8%
Best Buy Co., Inc.	9,306	457,390
General Motors Co.	16,950	599,352
International Game Technology PLC	16,261	385,386
Lear Corp.	2,752	389,628
Time Warner, Inc.	2,245	219,359
Whirlpool Corp.	797	136,550

		2,187,665

Consumer Staples - 2.8%
Bunge, Ltd.	5,328	422,297
Flowers Foods, Inc.	15,719	305,106
Wal-Mart Stores, Inc.	12,188	878,511

		1,605,914

Energy - 3.7%
Devon Energy Corp.	11,557	482,158
Marathon Petroleum Corp.	10,085	509,696
Nabors Industries, Ltd.	28,298	369,855
Tesoro Corp.	1,106	89,652
Valero Energy Corp.	7,823	518,587
Williams Cos., Inc./The	4,089	120,994

		2,090,942

Financials - 31.0%
Allied World Assurance Co. Holdings AG	291	15,452
Allstate Corp./The	6,305	513,794
Ally Financial, Inc.	19,946	405,502
Assured Guaranty, Ltd.	10,876	403,608
Bank of America Corp.	62,352	1,470,884
Capital One Financial Corp.	3,167	274,452
Chimera Investment Corp.	19,395	391,391
Citigroup, Inc.	18,846	1,127,368
Citizens Financial Group, Inc.	12,208	421,786
CNA Financial Corp.	7,547	333,351
Discover Financial Services	6,566	449,049
East West Bancorp, Inc.	8,070	416,493
EverBank Financial Corp.	16,148	314,563
Everest Re Group, Ltd.	1,669	390,229
Fifth Third Bancorp	18,434	468,224
Huntington Bancshares, Inc./OH	16,300	218,257
JPMorgan Chase & Co.	20,646	1,813,545
KeyCorp	25,624	455,595
Lazard, Ltd.	1,129	51,923
Leucadia National Corp.	15,985	415,610
Lincoln National Corp.	6,729	440,413
LPL Financial Holdings, Inc.	9,776	389,378
Morgan Stanley	15,183	650,440
Navient Corp.	27,470	405,457
New Residential Investment Corp.	22,475	381,626
PNC Financial Services Group, Inc./The	4,502	541,320
Popular, Inc.	1,837	74,821
Principal Financial Group, Inc.	7,211	455,086
Prudential Financial, Inc.	5,565	593,674
Raymond James Financial, Inc.	5,542	422,633
Regions Financial Corp.	31,244	453,975
Reinsurance Group of America, Inc.	3,282	416,748
SunTrust Banks, Inc.	2,277	125,918
Synchrony Financial	14,590	500,437
TCF Financial Corp.	22,855	388,992
Unum Group	9,275	434,905
US Bancorp	2,484	127,926
Voya Financial, Inc.	10,825	410,917

		17,565,742

Healthcare - 5.5%
AbbVie, Inc.	5,740	374,018
Agilent Technologies, Inc.	3,099	163,844
Baxter International, Inc.	9,289	481,728
Gilead Sciences, Inc.	5,644	383,340
Hill-Rom Holdings, Inc.	5,400	381,240
Johnson & Johnson	1,297	161,541
Merck & Co., Inc.	18,438	1,171,551

		3,117,262

Industrials - 11.9%
Allison Transmission Holdings, Inc.	11,263	406,144
Brink's Co./The	7,132	381,205
Crane Co.	5,348	400,191
CSX Corp.	12,288	572,006
Cummins, Inc.	3,205	484,596
Delta Air Lines, Inc.	8,905	409,274
EnerSys	4,075	321,681
Herman Miller, Inc.	5,188	163,681
Huntington Ingalls Industries, Inc.	1,905	381,457
Ingersoll-Rand PLC	5,301	431,077
LSC Communications, Inc.	5,724	144,016
ManpowerGroup, Inc.	4,006	410,895
Oshkosh Corp.	279	19,137
Owens Corning	6,650	408,111
Spirit AeroSystems Holdings, Inc.	6,842	396,289
Textron, Inc.	8,852	421,267
Timken Co./The	8,821	398,709
Trinity Industries, Inc.	15,062	399,896
Union Pacific Corp.	2,110	223,491

		6,773,123

Information Technology - 15.3%
Apple, Inc.	2,634	378,400
Applied Materials, Inc.	1,289	50,142
Booz Allen Hamilton Holding Corp.	8,938	316,316
CA, Inc.	13,081	414,929
Cisco Systems, Inc.	20,953	708,211
Computer Sciences Corp.	6,389	440,905
Corning, Inc.	6,966	188,082
Hewlett Packard Enterprise Co.	24,216	573,919
HP, Inc.	29,619	529,588
Intel Corp.	29,979	1,081,343
International Business Machines Corp.	3,408	593,469
Jabil Circuit, Inc.	13,919	402,537
NetApp, Inc.	5,721	239,424
Oracle Corp.	15,525	692,570
QUALCOMM, Inc.	11,838	678,791
Science Applications International Corp.	4,393	326,839
Texas Instruments, Inc.	4,698	378,471
Western Digital Corp.	5,968	492,539
Xerox Corp.	30,411	223,217

		8,709,692

Materials - 4.1%
Celanese Corp.	4,794	430,741
Commercial Metals Co.	15,781	301,891
Huntsman Corp.	17,831	437,573
LyondellBasell Industries NV	4,989	454,947
Reliance Steel & Aluminum Co.	1,217	97,384
Steel Dynamics, Inc.	11,252	391,120
United States Steel Corp.	6,148	207,864

		2,321,520

Real Estate Investment Trust - 4.0%
Colony NorthStar, Inc.	13,089	168,979
CoreCivic, Inc.	12,352	388,100
Hospitality Properties Trust	1,864	58,772
Jones Lang LaSalle, Inc.	3,569	397,765
Lexington Realty Trust	34,600	345,308
Liberty Property Trust	10,595	408,437
Outfront Media, Inc.	14,546	386,196
Select Income REIT	5,621	144,966

		2,298,523

Telecommunication Services - 0.7%
Telephone & Data Systems, Inc.	15,278	405,020

		405,020

Utilities - 5.9%
AES Corp./VA	36,157	404,235
CenterPoint Energy, Inc.	15,613	430,450
Exelon Corp.	14,603	525,416
MDU Resources Group, Inc.	14,906	407,977
NRG Energy, Inc.	21,980	411,026
OGE Energy Corp.	11,527	403,214
Southwest Gas Holdings, Inc.	4,508	373,758
UGI Corp.	8,400	414,961

		3,371,037

Total Common Stocks	(Cost $48,087,206)	50,446,440

Registered Investment Companies - 3.0%

iShares MSCI EAFE Index Fund (6)	27,415	1,707,680

Total Registered Investment Companies	(Cost $1,641,777)	1,707,680

Money Market Registered Investment Companies - 4.1%

Meeder Institutional Prime Money Market Fund, 0.85% (3)	2,310,443	2,310,674

Total Money Market Registered Investment Companies	(Cost $2,310,713)	2,310,674

Bank Obligations - 0.9%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (4)	249,000		249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (4)	249,430		249,430

Total Bank Obligations	(Cost $498,430)		498,430

Total Investments - 96.7%	(Cost $52,538,126)	(2)	54,963,224

Other Assets less Liabilities - 3.3%			1,878,434

Total Net Assets - 100.0%			56,841,658

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	104	1,095
Meeder Balanced Fund	62	691
Meeder Dynamic Growth Fund	39	399
Meeder Muirfield Fund	56	399
Meeder Infrastructure Fund	18	395

Total Trustee Deferred Compensation	(Cost $2,827)	2,979

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 Mini Futures expiring June 2017, notional value $4,128,600	35	(6,899)

Total Futures Contracts	35	(6,899)

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$54,464,794	$(6,899)
Level 2 - Other Significant Observable Inputs	498,430	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$54,963,224	$(6,899)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $52,704,122 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,002,007
Unrealized depreciation	(749,804)
Net unrealized appreciation (depreciation)	$2,252,203

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(4)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dividend Opportunities Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Total Return Bond Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 96.9%

Baird Core Plus Bond Fund - Class I	660,624	7,326,319
DoubleLine Total Return Bond Fund - Class I	430,591	4,592,251
Frost Total Return Bond Fund - Class I	558,612	5,831,908
Guggenheim Floating Rate Strategies Fund - Class I	166,365	4,338,801
Guggenheim Total Return Bond Fund - Class I	231,340	6,169,839
iShares 1-3 Year Treasury Bond ETF (6)	258,850	21,878,002
iShares 20+ Year Treasury Bond ETF (6)	63,800	7,701,298
iShares 3-7 Year Treasury Bond ETF (6)	41,460	5,101,653
iShares 7-10 Year Treasury Bond ETF (6)	48,570	5,128,506
iShares Core U.S. Aggregate Bond ETF (6)	55,815	6,055,369
iShares iBoxx $ High Yield Corporate Bond ETF (6)	159,420	13,993,888
iShares JP Morgan USD Emerging Markets Bond ETF (6)	330,295	37,554,542
JPMorgan Core Plus Bond Fund - Class L	902,691	7,393,037
Lord Abbett Floating Rate Fund - Class I	722,668	6,662,996
Lord Abbett High Yield Fund - Class I	1,660,279	12,684,530
Metropolitan West Total Return Bond Fund - Class I	524,752	5,546,629
PIMCO Investment Grade Corporate Bond Fund - Class I	289,237	2,996,500
Pioneer Bond Fund - Class Y	543,361	5,194,527
Prudential Total Return Bond Fund - Class Z	578,382	8,230,375
SPDR Bloomberg Barclays High Yield Bond ETF (6)	94,750	3,499,118
TCW Emerging Markets Income Fund - Class I	2,017,094	16,955,690

Total Registered Investment Companies	(Cost $192,505,817)	194,835,778

Money Market Registered Investment Companies - 2.9%

Meeder Institutional Prime Money Market Fund, 0.85% (3)	5,810,122	5,810,703

Total Money Market Registered Investment Companies	(Cost $5,811,041)	5,810,703

Bank Obligations - 0.5%

Bank Midwest Deposit Account, 0.65%, 4/3/2017 (4)	249,000	249,000
Capital Bank Deposit Account, 0.70%, 4/3/2017 (4)	249,430	249,430
EverBank Money Market Account, 0.61%, 4/3/2017 (4)	249,375	249,375
Pacific Mercantile Bank Deposit Account, 0.60%, 4/3/2017 (4)	249,369	249,369

Total Bank Obligations	(Cost $997,174)	997,174

U.S. Government Obligations - 0.0%

Government National Mortgage Association, 6.50%, due 7/20/2038	42,745		50,760

Total U.S. Government Obligations	(Cost $49,382)		50,760

Total Investments - 100.3%	(Cost $199,363,414)	(2)	201,694,415

Liabilities less Other Assets - (0.3%)			(506,793)

Total Net Assets - 100.0%			201,187,622

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	1,543	16,248
Meeder Balanced Fund	860	9,589
Meeder Dynamic Growth Fund	583	5,958
Meeder Muirfield Fund	814	5,804
Meeder Infrastructure Fund	255	5,592

Total Trustee Deferred Compensation	(Cost $41,178)	43,191

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$200,646,481	$-
Level 2 - Other Significant Observable Inputs	1,047,934	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$201,694,415	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax purposes of $200,139,612 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,460,433
Unrealized depreciation	(905,630)
Net unrealized appreciation (depreciation)	$1,554,803

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2017.

(4)
Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

(7)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Prime Money Market Fund

Security Description	Coupon/Yield	Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 0.7%

Bank Midwest Deposit Account	0.65%	04/03/17	249,000	249,000

Total Bank Obligations			(Cost $249,000)	249,000

Certificates of Deposit - 2.6%

Banco Estado Chile Yankee CD	1.12%		05/17/17	250,000	250,000
Dexia Credit Yankee CD	1.22%		08/31/17	250,000	250,000
Royal Bank of Canada Yankee CD	1.40%	(3)	04/03/17	223,800	223,800
Royal Bank of Canada Yankee CD	1.41%	(3)	06/08/17	250,000	250,000

Total Certificates of Deposit				(Cost $973,800)	973,800

Commercial Paper - 36.6%

Abbey National Treasury Services PLC/Stamford, CT	1.05%	04/24/17	450,000	449,724
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.27%	07/14/17	500,000	498,215
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.34%	07/21/17	250,000	248,986
Bank of Tokyo-Mitsubishi UFJ, Ltd./New York, NY	1.32%	07/25/17	750,000	746,885
Banque et Caisse d'Epargne de l'Etat	1.16%	06/01/17	250,000	249,529
Banque et Caisse d'Epargne de l'Etat	1.18%	06/06/17	400,000	399,218
Banque et Caisse d'Epargne de l'Etat	1.26%	07/05/17	500,000	498,579
Canadian Imperial Holdings, Inc.	0.96%	04/07/17	223,800	223,776
Canadian Imperial Holdings, Inc.	1.16%	07/28/17	250,000	249,074
Canadian Imperial Holdings, Inc.	1.32%	10/02/17	500,000	496,689
Caterpillar Financial Services Corp.	1.22%	05/03/17	500,000	499,500
Credit Agricole Corporate and Investment Bank/New York	1.15%	04/28/17	250,000	249,802
Credit Agricole Corporate and Investment Bank/New York	1.16%	06/06/17	250,000	249,489
Credit Agricole Corporate and Investment Bank/New York	1.39%	10/23/17	500,000	496,109
Credit Suisse AG/New York, NY	1.25%	04/17/17	500,000	499,759
Credit Suisse AG/New York, NY	1.37%	05/17/17	500,000	499,169
Dexia Credit Local SA/New York, NY	1.18%	05/18/17	250,000	249,631
Dexia Credit Local SA/New York, NY	1.18%	06/21/17	250,000	249,353
Dexia Credit Local SA/New York, NY	1.18%	07/10/17	250,000	249,197
Dexia Credit Local SA/New York, NY	1.19%	08/09/17	250,000	248,951
Dexia Credit Local SA/New York, NY	1.33%	09/11/17	500,000	497,093
ING US Funding LLC	1.16%	06/09/17	250,000	249,465
ING US Funding LLC	1.20%	07/06/17	335,000	333,950
ING US Funding LLC	1.36%	08/02/17	500,000	497,748
JP Morgan Securities LLC	0.95%	04/24/17	400,000	399,778
JP Morgan Securities LLC	1.00%	05/05/17	500,000	499,556
JP Morgan Securities LLC	1.05%	06/09/17	260,000	259,492
JP Morgan Securities LLC	1.35%	10/27/17	150,000	148,836
Natixis SA/New York, NY	1.10%	05/15/17	250,000	249,682
Natixis SA/New York, NY	1.12%	06/16/17	250,000	249,430
Natixis SA/New York, NY	1.31%	06/30/17	1,040,000	1,036,694
Natixis SA/New York, NY	1.21%	07/05/17	250,000	249,225
Toyota Motor Credit Corp.	1.01%	04/04/17	223,800	223,794
Toyota Motor Credit Corp.	1.12%	04/28/17	223,800	223,626
Toyota Motor Credit Corp.	1.26%	06/16/17	223,800	223,220
Toyota Motor Credit Corp.	1.20%	07/14/17	250,000	249,150
Toyota Motor Credit Corp.	1.29%	10/27/17	500,000	496,320

Total Commercial Paper			(Cost $13,638,694)	13,638,694

Corporate Obligations - 6.1%

Bank of Montreal/Chicago, IL	1.43%	(3)	06/16/17	250,000	250,072
Bank of Montreal	1.27%	(3)	04/14/17	250,000	250,046
Royal Bank of Canada	1.50%		07/16/17	500,000	500,011
UBS AG/Stamford, CT	1.61%	(3)	06/01/17	250,000	250,104
Westpac Banking Corp.	1.60%		07/12/17	500,000	500,717
Westpac Banking Corp.	1.50%		06/01/17	500,000	500,072

Total Corporate Obligations				(Cost $2,251,022)	2,251,022

Repurchase Agreements - 18.9%

INTL FCStone (Collateralized by $32,612,210 various FNMAs,
FHLMCs, and GNMAs, 1.04% - 6.50%, due 6/15/18 - 6/16/51,
fair value $7,140,254)(proceeds $7,000,000),
purchase date 3/31/17	0.83%	04/03/17	7,000,000	7,000,000

Total Repurchase Agreements			(Cost $7,000,000)	7,000,000

U.S. Government and Agency Obligations - 1.4%

United States Treasury Note	0.50%	04/30/17	55,950	55,946
United States Treasury Note	0.88%	05/15/17	55,950	55,969
United States Treasury Note	0.63%	05/31/17	111,900	111,892
United States Treasury Note	0.88%	06/15/17	55,950	55,970
United States Treasury Note	0.50%	08/15/17	111,900	111,867
United States Treasury Note	0.87%	08/15/17	111,900	112,007

Total U.S. Government and Agency Obligations			(Cost $503,651)	503,651

Money Market Registered Investment Companies - 33.7%

Fidelity Prime Institutional Money Market Portfolio, 0.99% (4)	10,995,552		10,999,950
Morgan Stanley Government Institutional Fund, 0.60% (4)	1,494,554		1,494,554

Total Money Market Registered Investment Companies	(Cost $12,494,504)		12,494,504

Total Investments - 100.0%	(Cost $37,110,671)	(2)	37,110,671

Other Assets less Liabilities - 0.0%			14,347

Total Net Assets - 100.0%			37,125,018

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	1,100	11,583
Meeder Balanced Fund	576	6,422
Meeder Dynamic Growth Fund	389	3,976
Meeder Muirfield Fund	519	3,700
Meeder Infrastructure Fund	166	3,640

Total Trustee Deferred Compensation	(Cost $25,264)	29,321

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$12,494,504	$-
Level 2 - Other Significant Observable Inputs	24,616,167	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$37,110,671	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

(3)	Floating rate security. The rate shown represents the rate in effect at March 31, 2017. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)
7-day yield as of March 31, 2017. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of March 31, 2017, Fidelity Prime Institutional Money Market Portfolio represented 29.6% of Prime Money Market Fund's net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

(5)	Assets of affiliates to the Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
March 31, 2017 (unaudited)

Institutional Prime Money Market Fund

Security Description	Coupon/Yield	Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)(1)

Bank Obligations - 0.2%

Bank Midwest Deposit Account	0.65%	04/03/17	249,000	249,000

Total Bank Obligations			(Cost $249,000)	249,000

Certificates of Deposit - 3.2%

Banco Estado Chile Yankee CD	1.01%		04/03/17	1,000,000	1,000,003
Banco Estado Chile Yankee CD	1.11%		05/01/17	1,000,000	1,000,081
Banco Estado Chile Yankee CD	1.12%		05/17/17	750,000	750,076
Dexia Credit Yankee CD	1.22%		08/31/17	750,000	749,824
Royal Bank of Canada Yankee CD	1.40%	(3)	04/03/17	776,200	777,089
Royal Bank of Canada Yankee CD	1.41%	(3)	06/08/17	750,000	750,877

Total Certificates of Deposit				(Cost $5,026,200)	5,027,950

Commercial Paper - 46.9%

Abbey National Treasury Services PLC/Stamford CT	1.05%	04/24/17	2,500,000	2,498,438
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.18%	05/30/17	1,000,000	998,333
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.28%	06/29/17	1,000,000	997,225
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.34%	07/21/17	750,000	747,256
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.32%	07/25/17	750,000	747,129
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.35%	08/25/17	1,000,000	994,733
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY	1.37%	09/15/17	3,000,000	2,981,043
Banque et Caisse d'Epargne de l'Etat	1.16%	06/01/17	750,000	748,818
Banque et Caisse d'Epargne de l'Etat	1.18%	06/06/17	1,000,000	998,277
Banque et Caisse d'Epargne de l'Etat	1.26%	07/05/17	2,000,000	1,994,698
Canadian Imperial Holdings Inc	0.96%	04/07/17	776,200	776,073
Canadian Imperial Holdings Inc	0.93%	04/13/17	1,000,000	999,692
Canadian Imperial Holdings Inc	1.16%	07/28/17	750,000	747,328
Canadian Imperial Holdings Inc	1.32%	09/18/17	500,000	497,172
Canadian Imperial Holdings Inc	1.32%	10/02/17	1,000,000	993,720
Caterpillar Financial Services Corp	0.81%	04/03/17	2,000,000	1,999,868
Caterpillar Financial Services Corp	1.22%	05/03/17	2,000,000	1,998,450
Cooperatieve Rabobank UA/NY	1.25%	09/05/17	1,000,000	994,962
Cooperatieve Rabobank UA/NY	1.25%	10/02/17	1,000,000	993,952
Credit Agricole Corporate and Investment Bank/New York	1.15%	04/28/17	750,000	749,465
Credit Agricole Corporate and Investment Bank/New York	1.11%	06/01/17	1,000,000	998,331
Credit Agricole Corporate and Investment Bank/New York	1.16%	06/06/17	750,000	748,614
Credit Agricole Corporate and Investment Bank/New York	1.24%	06/21/17	2,000,000	1,995,158
Credit Agricole Corporate and Investment Bank/New York	1.26%	06/28/17	2,000,000	1,994,586
Credit Agricole Corporate and Investment Bank/New York	1.39%	10/23/17	1,000,000	992,212
Credit Suisse AG/New York NY	1.25%	04/17/17	1,000,000	999,672
Credit Suisse AG/New York NY	1.37%	05/17/17	1,000,000	998,988
Dexia Credit Local SA/New York NY	1.11%	05/02/17	305,000	304,760
Dexia Credit Local SA/New York NY	1.18%	05/18/17	750,000	749,072
Dexia Credit Local SA/New York NY	1.18%	06/21/17	750,000	748,109
Dexia Credit Local SA/New York NY	1.18%	07/10/17	750,000	747,513
Dexia Credit Local SA/New York NY	1.19%	08/09/17	750,000	746,621
Dexia Credit Local SA/New York NY	1.33%	09/11/17	1,000,000	994,110
Dexia Credit Local SA/New York NY	1.29%	09/25/17	1,000,000	993,488
Dexia Credit Local SA/New York NY	1.41%	11/29/17	1,000,000	990,422
GE Capital Treasury Services US LLC	0.99%	07/10/17	5,000,000	4,986,644
ING US Funding LLC	1.01%	05/12/17	600,000	599,262
ING US Funding LLC	1.16%	06/09/17	750,000	748,220
ING US Funding LLC	1.28%	07/05/17	1,000,000	996,669
ING US Funding LLC	1.36%	08/02/17	1,000,000	995,595
ING US Funding LLC	1.41%	10/27/17	1,000,000	991,979
JP Morgan Securities LLC	1.22%	07/11/17	930,000	927,265
JP Morgan Securities LLC	1.31%	07/14/17	125,000	124,619
JP Morgan Securities LLC	1.42%	12/08/17	1,000,000	990,298
Natixis SA/New York NY	1.10%	05/15/17	750,000	749,133
Natixis SA/New York NY	1.02%	05/31/17	1,000,000	998,397
Natixis SA/New York NY	1.02%	06/12/17	1,000,000	997,936
Natixis SA/New York NY	1.12%	06/16/17	750,000	748,328
Natixis SA/New York NY	1.21%	07/05/17	750,000	747,744
Natixis SA/New York NY	1.31%	09/05/17	1,000,000	994,246
PACCAR Financial Corp	0.80%	04/03/17	5,000,000	4,999,655
Prudential Funding LLC	0.75%	04/03/17	7,000,000	7,000,000
Toyota Motor Credit Corp	1.01%	04/04/17	776,200	776,132
Toyota Motor Credit Corp	1.12%	04/28/17	776,200	775,657
Toyota Motor Credit Corp	0.94%	05/08/17	1,500,000	1,498,499
Toyota Motor Credit Corp	1.26%	06/16/17	776,200	774,490
Toyota Motor Credit Corp	1.20%	07/14/17	750,000	747,640
Toyota Motor Credit Corp	1.25%	08/28/17	1,000,000	995,100

Total Commercial Paper			(Cost $73,616,454)	73,621,796

Corporate Obligations - 3.2%

Bank of Montreal	1.27%	(3)	04/14/17	750,000	750,375
Bank of Montreal/Chicago IL	1.53%	(3)	06/01/17	500,000	500,865
Royal Bank of Canada	1.50%		07/16/17	1,000,000	1,000,051
UBS AG/Stamford CT	1.61%	(3)	06/01/17	750,000	750,547
Westpac Banking Corp	1.50%		06/01/17	1,000,000	1,000,573
Westpac Banking Corp	1.60%		07/12/17	1,000,000	1,000,305

Total Corporate Obligations				(Cost $5,002,613)	5,002,716

Repurchase Agreements - 12.1%

INTL FCStone (Collateralized by $28,032,052 various FNMAs,
GNMAs, and FHLMCs, 0.31% - 8.25%, due 7/15/21 - 1/20/47,
fair value $19,380,825)(proceeds $19,000,000),
purchase date 3/31/17	0.83%	04/03/17	19,000,000	19,000,000

Total Repurchase Agreements			(Cost $19,000,000)	19,000,000

U.S. Government and Agency Obligations - 1.1%

United States Treasury Note	0.64%	04/30/17	194,050	194,027
United States Treasury Note	0.68%	05/15/17	194,050	194,096
United States Treasury Note	0.81%	05/31/17	388,100	387,979
United States Treasury Note	0.80%	06/15/17	194,050	194,080
United States Treasury Note	0.82%	07/31/17	388,100	387,675
United States Treasury Note	0.85%	08/15/17	388,100	388,130

Total U.S. Government and Agency Obligations			(Cost $1,746,824)	1,745,987

Money Market Registered Investment Companies - 33.3%

Fidelity Prime Institutional Money Market Portfolio, 0.99% (4)	39,984,006		40,000,000
Morgan Stanley Government Institutional Fund, 0.60% (4)	12,233,557		12,233,557

Total Money Market Registered Investment Companies	(Cost $52,233,557)		52,233,557

Total Investments - 100.0%	(Cost $156,874,648)	(2)	156,881,006

Liabilities less Other Assets - (0.0%)			(57,390)

Total Net Assets - 100.0%			156,823,616

Trustee Deferred Compensation (5)

Meeder Aggressive Growth Fund	7	74
Meeder Balanced Fund	4	45
Meeder Dynamic Growth Fund	3	31
Meeder Muirfield Fund	4	29
Meeder Infrastructure Fund	1	22

Total Trustee Deferred Compensation	(Cost $212)	201

(1)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (6)
Level 1 - Quoted Prices	$52,233,557	$-
Level 2 - Other Significant Observable Inputs	104,647,449	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$156,881,006	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Cost for federal income tax and financial reporting purposes are the same.

Unrealized appreciation	$11,404
Unrealized depreciation	(5,046)
Net unrealized appreciation (depreciation)	$6,358

(3)	Floating rate security. The rate shown represents the rate in effect at March 31,2017. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(4)
7-day yield as of March 31, 2017. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. From time to time, the Fund may invest greater than 25% of its net assets in one or more investment companies. As of March 31, 2017, Fidelity Prime Institutional Money Market Portfolio represented 25.5% of Institutional Prime Money Market Fund's net assets. Additional information for this security, including its financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

(5)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	May 23, 2017

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	May 23, 2017